As filed with the Securities and Exchange Commission on November 19, 2003

Securities Act Registration No. 333-

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

☐  Pre-Effective Amendment No.              ☐  Post-Effective Amendment No.

(Check appropriate box or boxes)

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

(Exact Name of Registrant as Specified in Charter)

1 (800) 321-8563

(Registrant’s Area Code and Telephone Number)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of Principal Executive Offices: (Number, Street, City, State, Zip Code)

with a copy to:

Karen L. Skidmore	Edmund J. Zaharewicz
Assistant Secretary	Jorden Burt LLP
(650) 312-5651	(305) 347-6932
One Franklin Parkway	777 Brickell Avenue
San Mateo, CA 94403-1906	Suite 500
Miami, FL 33131-2803

(Name and Address of Agent for Service, Number, Street, City, State, Zip Code)

Approximate date of proposed public offering:    As soon as practicable after this registration statement becomes effective under the Securities Act of 1933, as amended.

Calculation of Registration Fee under the Securities Act of 1933:

TITLE OF SECURITIES BEING REGISTERED

Shares of Beneficial Interest, Par Value $0.01 Per Share

Franklin Small Cap Fund – Class 1

Franklin Small Cap Fund – Class 2

No filing fee is due because an indefinite number of shares is deemed to have been registered in reliance on Section 24(f) of the Investment Company Act of 1940.

It is proposed that this filing will become effective December 19, 2003, pursuant to Rule 488.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

CROSS REFERENCE SHEET

Items Required by Form N-14

Part A

Item No.	Form N-14 Item Caption	Prospectus Caption
1.	Beginning of Registration Statement and Outside Front Cover Page of Prospectus	Cover Page of Registration Statement; Cross Reference Sheet; Front Cover Page of Prospectus
2.	Beginning and Outside Back Cover Page of Prospectus	Table of Contents
3.	Fee Table, Synopsis Information and Risk Factors	Summary; Some Important Information About The Funds
4.	Information About the Transaction	Information About the Transaction
5.	Information About the Registrant	Incorporation of Documents By Reference in the Prospectus; Exhibit B
6.	Information About the Company Being Acquired	Incorporation of Documents By Reference in the Prospectus; Exhibit C
7.	Voting Information	Voting Information
8.	Interest of Certain Persons and Experts	Not Applicable
9.	Additional Information Required for Reoffering by Persons Deemed to be Underwriters	Not Applicable
Part B

Item No.	Form N-14 Item Caption	Prospectus Caption
10.	Cover Page	Cover Page of Statement of Additional Information
11.	Table of Contents	Table of Contents of Statement of Additional Information
12.	Additional Information About the Registrant	Statement of Additional Information of Franklin Templeton Variable Insurance Products Trust, dated May 1, 2003

Item No.	Form N-14 Item Caption	Prospectus Caption
13.	Additional Information About the Company Being Acquired	Statement of Additional Information of Franklin Templeton Variable Insurance Products Trust, dated May 1, 2003
14.	Financial Statements	Financial Statements as Noted in the Statement of Additional Information
Part C

Item No.	Form N-14 Item Caption	Prospectus Caption
15.	Indemnification	Indemnification
16.	Exhibits	Exhibits
17.	Undertakings	Undertakings

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

January [x], 2004

The Board of Trustees of Franklin Templeton Variable Insurance Products Trust (the Trust) has called a special meeting of shareholders (the Meeting) for February 25, 2004, at which shareholders of Franklin Aggressive Growth Securities Fund (Aggressive Growth) will be asked to vote on a Plan of Reorganization (the Plan) which provides for a transaction (the Transaction) in which the assets of Aggressive Growth are to be acquired by, and in exchange for, shares of Franklin Small Cap Fund (Small Cap), another fund of the Trust. As a contract owner, you will receive a voting instruction card for Aggressive Growth.

The Trustees of your Fund recommend that you vote in favor of this proposal.

On the following pages, you will find a notice of the Meeting, a brief overview of the Plan and a complete Prospectus and Proxy Statement, which discusses the Transaction. There will be no change in the value of your contract as a result of the Transaction. After the Transaction, your contract value will depend on the performance of Small Cap instead of that of Aggressive Growth. We request that you review the enclosed materials and return the completed voting instructions card in the enclosed postage-paid envelope as soon as you can.

We appreciate your taking the time to respond on this important matter.

Sincerely,

Rupert H. Johnson, Jr.

President

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

on behalf of

FRANKLIN AGGRESSIVE GROWTH SECURITIES FUND

One Franklin Parkway

San Mateo, California 94403-1906

NOTICE OF

SPECIAL MEETING OF SHAREHOLDERS

To be held on February 25, 2004

To the Shareholders:

NOTICE IS HEREBY GIVEN that a special meeting of shareholders (the Meeting) of Franklin Aggressive Growth Securities Fund (Aggressive Growth) will be held at 11.00 a.m. Pacific time, on February 25, 2004, at the offices of Franklin Templeton Variable Insurance Products Trust (the Trust), One Franklin Parkway, San Mateo, California 94403-1906. The Meeting is being held to consider and vote on the following matter, as well as any other business that may properly come before the Meeting and any adjournment:

To approve or disapprove a Plan of Reorganization (the Plan) of the Trust on behalf of two of its Series, Aggressive Growth and Franklin Small Cap Fund (Small Cap) that provides for: (a) the acquisition of the assets of Aggressive Growth by Small Cap in exchange for shares of Small Cap; (b) the distribution of such shares to the shareholders of Aggressive Growth; and (c) the complete liquidation and dissolution of Aggressive Growth. Pursuant to the Plan, Class 1 shareholders of Aggressive Growth will receive Class 1 shares of Small Cap and Class 2 shareholders of Aggressive Growth will receive Class 2 shares of Small Cap. A copy of the Plan is Exhibit A of the attached Prospectus and Proxy Statement.

The Board of Trustees of the Trust has fixed the close of business on December 29, 2003, as the record date for the determination of shareholders entitled to notice of, and to vote at, the Meeting or any adjournment thereof. You may revoke your proxy at any time before it is exercised by the subsequent execution and submission of a revised proxy, by giving written notice of revocation to Aggressive Growth at any time before the proxy is exercised or by voting in person at the Meeting. Each shareholder who does not expect to attend the Meeting in person is requested to date, fill in, sign and return promptly the enclosed proxy card in the enclosed envelope, which needs no postage if mailed in the United States.

Please review the enclosed Prospectus and Proxy Statement for additional information regarding the Plan.

By Order of the Board of Trustees,

Murray L. Simpson

Secretary

San Mateo, California

January [x ], 2004

PROSPECTUS AND PROXY STATEMENT

Dated January [x], 2004

Acquisition of the Assets of

FRANKLIN AGGRESSIVE GROWTH SECURITIES FUND

By and in Exchange for Shares of

FRANKLIN SMALL CAP FUND

(Both funds (the Funds) are series of Franklin Templeton Variable Insurance Products Trust, an open-end management investment company.)

One Franklin Parkway

San Mateo, California 94403-1906

1 (800) 342-3863

This Prospectus and Proxy Statement is being furnished in connection with a solicitation of proxies by the Board of Trustees of Franklin Templeton Variable Insurance Products Trust (the Trust) on behalf of one of its series, Franklin Aggressive Growth Securities Fund (Aggressive Growth), for use at a special meeting of the shareholders (Meeting) of Aggressive Growth, which is scheduled for [] a.m. Pacific time on February 25, 2004, at the offices of the Trust at One Franklin Parkway, San Mateo, California 94403-1906, and any adjournments of the Meeting.

At the Meeting, shareholders of Aggressive Growth will be asked to consider and approve or disapprove a Plan of Reorganization (Plan). If the shareholders of Aggressive Growth vote to approve the Plan, the assets of Aggressive Growth will be acquired by, and in exchange for, shares of Franklin Small Cap Fund (Small Cap), another series of the Trust, and Aggressive Growth will be liquidated and dissolved. This Prospectus and Proxy Statement will first be sent to shareholders on or about January [x], 2004.

If shareholders of Aggressive Growth vote to approve the Plan, the separate accounts of your insurance company invested in Aggressive Growth will receive either Class 1 or Class 2 shares of Small Cap. The separate accounts holding Class 1 shares of Aggressive Growth will receive Class 1 shares of Small Cap. The separate accounts holding Class 2 shares of Aggressive Growth will receive Class 2 shares of Small Cap. The exchange of shares will be made at the Funds’ respective net asset values.

As an owner of a variable annuity or variable life insurance contract (contract) issued by an insurance company, you have the right to instruct the insurance company how to vote certain shares of Aggressive Growth at the Meeting. Although you are not directly a shareholder of Aggressive Growth, some of your contract value is invested by your insurance company, as provided by your contract, in Aggressive Growth. You have the right under your contract to instruct the insurance company how to vote the shares attributable to your contract. For the limited purpose of this Prospectus and Proxy Statement, the term “shareholder” refers to you as a contract owner, unless the context otherwise requires. As a contract owner, you should complete and return the enclosed voting instruction card in the enclosed envelope.

The investment goals of Aggressive Growth and Small Cap are similar. Each Fund’s investment goal is capital growth, with the investment goal of Aggressive Growth stated as capital appreciation and the investment goal of Small Cap stated as long-term capital growth in their respective prospectuses. Franklin Advisers, Inc. (Advisers or Manager) serves as investment adviser to both Funds.

This Prospectus and Proxy Statement sets forth concisely information you should know before voting on the Plan. You should read it carefully and retain it for future reference. Additional information about Aggressive Growth and Small Cap has been filed with the Securities and Exchange Commission (SEC) and can be found in the following documents:

The Prospectus of Small Cap—Class 1 or Class 2, dated May 1, 2003, as amended August 15, 2003, File No. 33-23493, is enclosed with and considered a part of this Prospectus and Proxy Statement.

The Prospectus of Aggressive Growth—Class 1 or Class 2, dated May 1, 2003, as amended November 18, 2003, File No. 33-23493, is enclosed with and considered a part of this Prospectus and Proxy Statement.

The Annual Report to Shareholders of Small Cap, dated December 31, 2002, is enclosed with and considered a part of this Prospectus and Proxy Statement.

The Semi-Annual Report to Shareholders of Small Cap, dated June 30, 2003, is enclosed with and considered a part of this Prospectus and Proxy Statement.

A Statement of Additional Information (SAI) dated January [x], 2004, relating to this Prospectus and Proxy Statement has been filed with the SEC and is incorporated by reference into this Prospectus and Proxy Statement.

You may request a free copy of the SAI and other information by calling 1 (800) 342-3863 or by writing to Small Cap at One Franklin Parkway, San Mateo, California 94403-1906. The Trust files reports, proxy materials and other information with the SEC. You can inspect those reports, proxy materials and other information at the public reference facilities maintained by the SEC at 450 Fifth Street N.W., Washington D. C. 20549. Copies of such materials may also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 450 Fifth Street, Washington D.C. 20549, at prescribed rates, or at no charge from the EDGAR database on the SEC’s Web site at www.sec.gov.

The SEC has not approved or disapproved these securities or passed upon the adequacy of this Prospectus and Proxy Statement. Any representation to the contrary is a criminal offense.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other U.S. government agency. Mutual fund shares involve investment risks, including the possible loss of principal.

PAGE

OUTSIDE FRONT COVER	Cover

TABLE OF CONTENTS	i
SUMMARY

What proposal am I voting on?
Why has the Board of Trustees of the Trust decided to recommend the acquisition of Aggressive Growth by Small Cap?
How have the Funds performed in relation to each other?
What are the potential benefits of the Plan?
Who will pay the fees and expenses incurred by the Funds in connection with the Transaction?
What are the investment goals, strategies and procedures of the Funds?
How have the expense ratios of the Funds compared?
What might be the size of Small Cap after the Transaction?
What are the likely federal tax implications?
Has the Board approved the Plan?
Why am I giving voting instructions?

SOME IMPORTANT INFORMATION ABOUT THE FUNDS

What are the principal risks of an investment in the Funds?
How do the performance records of Small Cap and Aggressive Growth compare?
Who manages the Funds?
What service providers do the Funds use?
How are shares bought and sold?
When are dividends and distributions made?
How do the investment goals and strategies of the Funds compare?
How do the fundamental investment restrictions of the Funds compare?
What distribution and service fees do the Funds have?
What are the fees and expenses of the Funds and what might they be after the transaction?

INFORMATION ABOUT THE TRANSACTION

What are the terms of the Plan?
Who will pay the expenses of the Transaction?
What are the reasons for recommending the Plan?
What are the federal tax consequences of the Transaction?
What other things should I know about the shares of Small Cap?
What is the capitalization of each Fund and what might the capitalization of Small Cap be after the Transaction?

VOTING INFORMATION

Why is the Meeting being called?
Who is eligible to vote?
Why am I giving voting instructions?
How are proxies being solicited?
Can I revoke my voting instructions?

ANNUAL MEETINGS AND SPECIAL MEETINGS

OTHER BUSINESS

PRINCIPAL SHAREHOLDERS

EXHIBITS TO PROSPECTUS AND PROXY STATEMENT

Exhibit A	Franklin Templeton Variable Insurance Products Trust Plan of Reorganization of Franklin Aggressive Growth Securities Fund and Franklin Small Cap Fund.

Exhibit B	Prospectus of Franklin Small Cap Fund –Class 1 or Class 2, dated May 1, 2003, as amended August 15, 2003.

Exhibit C	Prospectus of Franklin Aggressive Growth Securities Fund –Class 1 or Class 2, dated May 1, 2003, as amended November 18, 2003.

Exhibit D	Annual Report to Shareholders of Franklin Small Cap Fund, dated December 31, 2002.

Exhibit E	Semi-Annual Report to Shareholders of Franklin Small Cap Fund, dated June 30, 2003.

SUMMARY

IMPORTANT INFORMATION TO HELP YOU

UNDERSTAND AND VOTE ON THE PROPOSAL

This brief overview of the Plan is provided for your convenience and is qualified in its entirety by reference to the complete Prospectus and Proxy Statement. Please read the more complete information in the rest of this Prospectus and Proxy Statement, and its Exhibits, which include the Plan, prospectuses for Aggressive Growth and Small Cap, and the Annual and Semi-Annual Reports to Shareholders of Small Cap.

What proposal am I voting on?

At a meeting held on November 18, 2003, the Board of Trustees of the Trust, on behalf of Aggressive Growth, considered a proposal to merge Aggressive Growth into Small Cap, approved the Plan and voted to recommend that shareholders of Aggressive Growth vote to approve the Plan. If shareholders approve the Plan, it will result in the transfer of substantially all of Aggressive Growth’s assets to Small Cap, in exchange for Class 1 and Class 2 shares of Small Cap of equivalent aggregate net asset value. This means that, although the total value of your investment will be the same immediately before and after the exchange, the number of Small Cap shares that you receive will likely be different than the number of Aggressive Growth shares that you surrender. After the shares of Small Cap are distributed to Aggressive Growth shareholders, Aggressive Growth will be completely liquidated and dissolved. The proposed transaction is referred to in this Prospectus and Proxy Statement as the Transaction. As a result of the Transaction, you will cease to be a shareholder of Aggressive Growth. The exchange will occur on the closing date of the Transaction, which is the specific date and time on which the Transaction takes place (Effective Time), which is scheduled for the close of business on the New York Stock Exchange on April 30, 2004.

Why has the Board of Trustees of the Trust decided to recommend the acquisition of Aggressive Growth by Small Cap?

The Board of Trustees of the Trust (the Board) reviewed the potential benefits and costs of the Transaction to shareholders of Aggressive Growth and Small Cap; the expense ratios of Aggressive Growth and Small Cap; the comparative investment performance of Aggressive Growth and Small Cap; the compatibility of the investment goals, strategies, and restrictions of Small Cap with those of Aggressive Growth; and the likely tax consequences of the Transaction.

The Board considered that shareholders of both Funds, but primarily those of Aggressive Growth, potentially could be advantaged by the growth in assets realized by combining the Funds. A larger fund should have an enhanced ability to effect portfolio transactions on more favorable terms and should have greater investment flexibility. Higher aggregate net assets and the opportunity for net cash inflows also may reduce the risk that, if the net assets of Aggressive Growth fail to grow, or diminish, its total expense ratio could rise as certain fixed expenses become a larger percentage of net assets. Shareholders of Aggressive Growth are projected to achieve a lower expense ratio after the Transaction.

How have the Funds performed in relation to each other?

Although the one-year performance for Aggressive Growth for the one year ending on September 30, 2003 is better than that of Small Cap, over the three-year period Small Cap has outperformed

Aggressive Growth. Moreover, Small Cap has established a longer, proven track record. From its inception on November 1, 1995 through September 30, 2003, Small Cap has attained an average annual return of 8.44%.

What are the potential benefits of the Plan?

Because Small Cap is substantially larger than Aggressive Growth, shareholders of Aggressive Growth should benefit from certain operational economies of scale by spreading fixed costs over a larger pool of assets and by efficiencies in portfolio management. In addition, there should be benefits to shareholders in the management of the portfolio as the substantially larger assets may also afford greater flexibility and portfolio diversification in pursuing Small Cap’s investment objectives. Also, Small Cap has had a lower expense ratio than Aggressive Growth.

Who will pay the fees and expenses incurred by the Funds in connection with the Transaction?

Small Cap and Aggressive Growth will each pay one-fourth of the fees and expenses incurred in connection with the Transaction, and one-half of such fees and expenses will be paid by Franklin Advisers, Inc., the investment adviser for both Funds.

What are the investment goals, strategies and procedures of the Funds?

The principal investment goal of each of Aggressive Growth and Small Cap is capital growth. In their current prospectuses, the principal investment goal of Aggressive Growth is stated as capital appreciation, while that of Small Cap is stated as long-term capital growth.

Aggressive Growth seeks to achieve its investment goal by normally investing mainly in equity securities of companies demonstrating accelerating growth, increasing profitability, or above-average growth or growth potential as compared with the overall economy. Aggressive Growth may invest across a large number of sectors and may at times invest substantially in the companies within one sector, particularly the technology sector. Aggressive Growth may invest in companies of any size, and may invest a substantial portion of its total assets in small capitalization companies. Aggressive Growth may also invest a very small portion of its assets in private or illiquid securities, such as late stage venture capital financings. Although the Fund may invest without limit in foreign securities, it currently intends to limit such investments to 10% of its assets.

Small Cap seeks to achieve its investment goal by normally investing at least 80% of its assets in investments of U.S. small capitalization (small cap) companies. Small Cap defines small capitalization companies as those with market capitalization values not exceeding $1.5 billion, or the highest market capitalization value of the Russell 2000 Index, whichever is greater. The Manager of Small Cap generally expects that the median market capitalization of its portfolio will significantly exceed that of the Russell 2000 Index. The Manager may continue to hold an investment for further capital growth opportunities even if the company is no longer small cap. Small Cap may invest substantially in the technology sector. In addition, Small Cap may invest up to 20% of its net assets in investments of larger companies. The Fund may also invest in initial public offerings of securities, and may invest a very small portion of its assets in private or illiquid securities, such as late stage venture capital financings. Small Cap may also invest up to 25% of its assets in foreign securities, although it is currently limiting investments in foreign securities to 10% of its assets.

The Funds also have the same distribution, purchase and redemption procedures, the same dividend payment and reinvestment procedures and the same exchange rights.

How have the expense ratios of the Funds compared?

The expense ratio of Small Cap is lower than that of Aggressive Growth. For the six month period ended June 30, 2003, the annualized expense ratios for Small Cap were 0.79% for Class 1 shares and 1.04% for Class 2 shares while the annualized expense ratios for Aggressive Growth were 1.07% for Class 1 shares and 1.32% for Class 2 shares.

What might be the size of Small Cap after the Transaction?

As of October 3, 2003, Aggressive Growth had net assets of $6.3 million, and Small Cap had net assets of $919.1 million. The net assets of Aggressive Growth represent less than 0.7 of 1% of the net assets of Small Cap. The Manager of Small Cap believes that the transfer of the assets of Aggressive Growth will permit them to be managed more efficiently and will not have any adverse effect on Small Cap.

What are the likely federal tax implications?

The Transaction contemplated by the Plan is not expected to qualify as a tax-free “reorganization” under the Internal Revenue Code of 1986, as amended. However, the Transaction will not proceed unless, prior to the Effective Time, the Trust has received an opinion of tax counsel that (i) any gains recognized by Aggressive Growth on the Transaction will be offset by a deduction for dividends paid to its shareholders, and (ii) no gain or loss will be recognized by any contract owner as a result of the Transaction.

The insurance companies that hold shares of Aggressive Growth in one or more separate accounts with respect to variable life insurance or annuity contracts that have shares of Aggressive Growth as an underlying investment will not incur any tax on any dividends that may be paid to them by Aggressive Growth as a result of the Transaction, and will not impose any charges under any contract as a result of the Transaction.

Has the Board approved the Plan?

Yes. The Board has approved the Plan. The Board recommends that you vote in favor of the Plan.

Why am I giving voting instructions?

A voting instruction card is, in essence, a ballot. While only insurance companies are the shareholders of record of Aggressive Growth, and therefore entitled to vote at the Meeting, your insurance company will vote in accordance with your instructions. If you complete and sign the voting instruction card, the shares of Aggressive Growth attributable to your contract will be voted by your insurance company as you instruct. If you simply sign the voting instruction card without otherwise completing it, those shares will be voted in favor of the Plan and in accordance with the views of management upon any unexpected matters that come before the Meeting or any adjournment of the Meeting. If you do not return a voting instruction card at all, those shares will be voted in the same proportion as shares for which the insurance company has received voting instructions from other contract owners.

The vote of shareholders of Small Cap is not being solicited, because their approval and consent is not necessary for the approval of the Plan.

SOME IMPORTANT INFORMATION ABOUT THE FUNDS

What are the principal risks of an investment in the Funds?

Market Risk

An investment in either Aggressive Growth or Small Cap involve risks common to many mutual funds, including the risks of investing in stocks. There is no guarantee against losses resulting from an investment in either Fund, or that either Fund will achieve its investment goals.

Growth Investing Risk

Both Aggressive Growth and Small Cap have risks associated with aggressive “growth” style investing. Growth stock prices reflect projections of future earnings or revenues and can, therefore, fall dramatically if the company fails to meet those projections. Growth stocks also may be more expensive relative to their earnings or assets compared to value or other stocks. Because the Funds use an aggressive growth strategy, an investment in either of the Funds involves greater risk and more volatility than an investment in less aggressive growth funds.

Small Cap Investment Risk and Unseasoned Company Risk

Small Cap and Aggressive Growth, both have risks associated with investing in smaller companies. Historically, smaller company securities have been more volatile in price and have fluctuated independently from larger company securities, especially over the short term. Smaller or relatively new companies can be particularly sensitive to changing economic conditions, including increases in interest rates because borrowing costs go up and it may be more difficult for them to obtain credit to expand, and their growth prospects may be less certain. Smaller companies may lack depth of management or may have limited financial resources for growth or development. They may have limited product lines or market share. Smaller companies may be in new industries, or their new products or services may not find an established market or may rapidly become obsolete. Smaller companies’ securities may be less liquid which may adversely affect their price. Investments in these companies may be considered speculative. The Funds also have risks associated with initial public offerings issued by unseasoned companies with little or no operating history.

Sector Focus Risk

Both Aggressive Growth and Small Cap have risks associated with focusing on particular sectors from time to time, including technology companies, electronic technology and technology services companies. Technology company stocks have been subject to abrupt or erratic price movements, especially over the short term, due to the rapid pace of product change and development affecting such companies. Technology companies are subject to significant competitive pressures, such as new market entrants, aggressive pricing, and tight profit margins. Prices of technology company stocks often change collectively without regard to the merits of individual companies. Electronic technology and technology services companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will rapidly become obsolete. These factors can affect the profitability of technology companies and, as a result, their value. In addition, because many Internet-related companies are in the emerging stage of development, they are particularly vulnerable to these risks. Health technology companies may be affected by government regulatory requirements, regulatory approval for new drugs and medical products, patent considerations, product liability, and similar matters. In addition, this industry is characterized by competition and rapid technological developments which may make a company’s products or services obsolete in a short period of time. Health technology companies, which are subject to risks associated with government regulatory requirements, regulatory approval for new drugs and medical products, patent considerations, product liability and similar matters. The health technology industry is characterized by competition and rapid technological developments that may make a company’s products or services obsolete in a short period of time.

Foreign Investing Risk

Both Aggressive Growth and Small Cap have risks associated with investing in foreign securities, which typically involves more risks than investing in U.S. securities. These risks can increase the potential for investment losses and may include, among others, currency risks (fluctuations on currency exchange rates; and devaluations by governments), country risks (political, social and economic instability, for example, regional conflicts, terrorism and war; currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), and company risks (different trading practices; less government supervision; less publicly available information; limited trading markets; and greater volatility).

Investing in Debt Securities

Small Cap has risks associated with investing in debt securities. The market value of debt securities generally varies in response to changes in interest rates and the financial condition of the issuer. To the extent that Small Cap is invested in debt securities, changes in interest rates in any country where the issuer is located will affect the value of the debt securities as will changes in the financial condition of the issuer.

For a more complete discussion of the risks of investing in Aggressive Growth and Small Cap, please consult their prospectuses, which are enclosed with and considered a part of this Prospectus and Proxy Statement. The prospectuses also have more information about the Funds’ investments goals and strategies.

How do the performance records of Small Cap and Aggressive Growth compare?

Small Cap has outperformed Aggressive Growth over the long term, although Aggressive Growth has outperformed Small Cap for the year-to-date period ended September 30, 2003. Moreover, unlike Aggressive Growth, Small Cap has established a longer, proven track record since its inception in 1995. The performance of the Funds for the indicated periods ended on December 31, 2002, the Funds’ fiscal year-end, and the year-to-date performance for the period ended September 30, 2003 are shown below:

Class 1 Comparative Performance

	Average Annual Returns (%)				Cumulative Total Returns (%)
Fund	01-01-03 09-30-03	1 Year to 12.31.02	5 Years to 12.31.02	From Inception to 12-31.02	01-01-03 09.30.03	1 Year to 12.31.02	5 Years to 12.31.02	From Inception to 12.31.02
Aggressive Growth¹	27.59	-35.67	N/A	-30.58	27.59	-35.67	N/A	-62.24
Small Cap²	21.11	-28.52	0.23	6.48	21.11	-28.52	1.17	56.87

Class 2 Comparative Performance³

	Average Annual Returns (%)				Cumulative Total Returns (%)
Fund	01-01-03 to 09-30-03	1 Year to 12.31.02	5 Years to 12.31.02	From Inception to 12-31.02	01-01-03 to 09.30.03	1 Year to 12.31.02	5 Years to 12.31.02	From Inception to 12.31.02
Aggressive Growth¹	-52.23	-35.73	N/A	-30.65	-52.23	-35.73	N/A	-62.34
Small Cap²	20.87	-28.68	0.03	6.34	20.87	-28.68	0.17	55.31

1.	Inception date 5.01.00
2.	Inception date 11.01.95
3.	Because Class 2 shares were not offered until 01.06.99 for Small Cap and 02.12.01for Aggressive Growth, Class 2 share performance for prior periods represents the historical results of Class 1 shares. For periods beginning after 01.06.99 for Small Cap and 02.12.01 for Aggressive Growth, Class 2 share performance reflects a 12b-1 fee as an additional expense, which also will affect future performance.

Performance reflects all Fund expenses (including 12b-1 distribution and service fees for Class 2) but does not include any expenses, fees or sales charges imposed by the variable insurance contract for which the Fund is an investment option. If they had been included, performance would be lower.

Total return figures are based on the inception of each Fund, which may have started before the contract. Total return represents the cumulative or average annual change in value, assuming reinvestment of dividends and capital gains. Average returns smooth out variations in returns, which can be significant; they are not the same as year-by-year results.

Who manages the Funds?

The management of the business and affairs of the Funds is the responsibility of the Board.

Franklin Advisers, Inc. (Advisers or Manager) is the investment adviser of both Small Cap and Aggressive Growth. Advisers is a wholly-owned subsidiary of Franklin Resources, Inc. (Resources), which is a publicly-owned company operating as Franklin Templeton Investments, and is engaged in various aspects of the financial services industry through its subsidiaries. As of October 31, 2003, Franklin Templeton Investments has over $314 billion in assets under management for more than 5 million U.S. based mutual fund shareholder and other accounts and offers 99 U.S. based open-end investment companies to the public. The principal shareholders of Resources are Charles B. Johnson and Rupert H. Johnson, Jr.

Mr. Edward B. Jamieson, Mr. Michael McCarthy and Mr. Aidan O’Connell are responsible for the day-to-day management of the portfolio of Small Cap. Messrs. Jamieson, McCarthy and O’Connell have been with Franklin Templeton Investments since 1987, 1992 and 1998, respectively. Mr. Michael McCarthy, Mr. J.P. Scandalios and Mr. Conrad Herrmann are responsible for management of the portfolio of Aggressive Growth. Mr. Scandalios has been with Franklin Templeton Investments since 1996 and Mr. Herrmann since 1989.

Under the investment advisory agreement between Advisers and the Trust on behalf of Small Cap, Advisers receives a management fee from Small Cap based on the schedule below:

Annual Rate	Net Assets

0.550%	First $500 million
0.450%	Over $500 million, up to and including $1 billion
0.400%	Over $1 billion, up to and including $1.5 billion
0.350%	Over $1.5 billion, up to and including $6.5 billion
0.325%	Over $6.5 billion, up to and including $11.5 billion
0.300%	Over $11.5 billion, up to and including $16.5 billion
0.290%	Over $16.5 billion, up to and including $19 billion
0.280%	Over $19 billion, up to and including $21.5 billion
0.270%	Over $21.5 billion

Under the investment advisory agreement between Advisers and the Trust on behalf of Aggressive Growth, Advisers receives a management fee from Aggressive Growth based on the schedule below:

Annual Rate	Net Assets

0.500%	First $500 million
0.400%	Over $500 million, up to and including $1 billion
0.350%	Over $1 billion, up to and including $1.5 billion
0.300%	Over $1.5 billion, up to and including $6.5 billion
0.275%	Over $6.5 billion, up to and including $11.5 billion
0.250%	Over $11.5 billion, up to and including $16.5 billion
0.240%	Over $16.5 billion, up to and including $19 billion
0.230%	Over $19 billion, up to and including $21.5 billion
0.220%	Over $21.5 billion

Small Cap pays a separate administration fee to Franklin Templeton Services, LLC (FT Services) equal to an annual rate of 0.25% of the average net assets of the Fund. Aggressive Growth pays a separate administration fee to FT Services equal to an annual rate of 0.20% of the average net assets of the Fund.

What service providers do the Funds use?

Administrative services. FT Services, an indirect, wholly-owned subsidiary of Resources, provides certain administrative services and facilities for each Fund.

Auditor. PricewaterhouseCoopers LLP, 333 Market Street, San Francisco, California 94105 is the Trust’s independent auditor. The auditor gives an opinion on the financial statements included in the Trust’s Annual Report to Shareholders and reviews the Trust’s registration statement filed with the SEC.

Custody services. Bank of New York, Mutual Funds Division, 100 Church Street, New York, New York 10286, acts as custodian of the Funds’ securities and other assets.

Distribution services. Franklin Templeton Distributors, Inc. (Distributors) acts as the principal underwriter in the continuous public offering of the Funds’ shares.

Shareholder servicing and transfer agent. Franklin Templeton Investor Services, LLC is the Funds’ shareholder servicing agent and acts as the Funds’ transfer agent and dividend-paying agent.

How are shares bought and sold?

Shares of both Aggressive Growth and Small Cap are offered and sold only to insurance company separate accounts. Shares are sold at net asset value and are redeemed at net asset value. Individuals may not purchase these shares directly from the Funds. Class 1 and Class 2 shares of both Funds may serve as the underlying investment vehicles for both variable annuity and variable life insurance contracts issued by insurance companies.

Contract owners may exchange shares of any one class for shares of other classes or shares of other funds through a transfer between investment options available under a variable insurance contract, subject to the terms and any specific limitations on the exchange (or transfer) privilege described in the contract prospectus. Market timing transfers may not be permitted.

When are dividends and distributions made?

Both Aggressive Growth and Small Cap normally intend to pay an annual dividend representing substantially all of their net investment income and to distribute annually any net realized capital gains. If the Plan is approved, Aggressive Growth will pay a special dividend in order to distribute its net investment income and net realized capital gains prior to the Effective Time.

How do the investment goals and strategies of the Funds compare?

Each of Aggressive Growth and Small Cap has as its principal investment goal capital growth. In their current prospectuses, the principal investment goal of Aggressive Growth is stated as capital appreciation, while that of Small Cap is stated as long-term capital growth.

Aggressive Growth seeks to achieve its investment goal by normally investing mainly in equity securities of companies demonstrating accelerating growth, increasing profitability, or above-average growth or growth potential as compared with the overall economy. Aggressive Growth may invest in companies of any size, and may invest a substantial portion of its assets in smaller companies. Aggressive Growth may also invest in initial public offerings and may invest a very small portion of its assets in private or illiquid securities, such as late state venture capital financings. Although Aggressive Growth seeks investments across a large number of sectors, the Fund may, at times, invest substantially in the companies within one sector, particularly the technology sector (including electronic technology, technology services and health technology). In addition, while the Fund may invest without limit in foreign securities, it currently intends to limit such investments to 10% of its assets.

Small Cap seeks to achieve its investment goal by normally investing at least 80% of its net assets in investments of small capitalization (small cap) companies. For Small Cap, small cap companies are those companies with market capitalization values not exceeding $1.5 billion, or the highest market capitalization value of the Russell 2000 Index; whichever is greater, at the time of purchase. The Manager of Small Cap generally expects that the median market capitalization of its portfolio will significantly exceed that of the Russell 2000 Index. The Manager may continue to hold an investment for further capital growth opportunities even if the company is no longer small cap. Small Cap may also invest up to 20% of its net assets in larger companies’ securities, and also may invest in initial public offerings of securities and a very small portion of its assets in private or illiquid securities, such as late stage venture capital financings. Although not intended to be a technology sector fund, Small Cap may invest substantially in the technology sector (including electronic technology, technology services and health technology). Small Cap may also invest up to 25% of its assets in foreign securities, although it is currently limiting investments in foreign securities to 10% of its assets.

Small Cap also may invest in debt securities that the Manager believes have the potential for capital appreciation as a result of improvement in the creditworthiness of the issuer. The Aggressive Growth may invest without limit in convertible securities but will limit these investments to 5% of its net assets.

The main differences between the portfolios of Aggressive Growth and Small Cap are: (i) Aggressive Growth normally invests mainly in growth companies of any size, whereas Small Cap normally invests primarily in small cap companies, and (ii) whereas Aggressive Growth may invest without limit in foreign securities, Small Cap may invest only up to 25% of its assets in foreign securities (both Funds, however, currently limit investments in foreign securities to 10% of their assets).

How do the fundamental investment restrictions of the Funds compare?

Policies or restrictions that are deemed fundamental by Aggressive Growth or Small Cap may only be changed with the approval of the lesser of: (i) more than 50% of the Fund’s outstanding shares; or (ii) 67% or more of the Fund’s shares present at a shareholder meeting, if more than 50% of the Fund’s outstanding shares are represented at the meeting in person or by proxy (Majority Vote).

The following restrictions have been adopted as fundamental policies for both Funds:

Borrowing. Each Fund may not borrow money, except a Fund may borrow money from banks or affiliated investment companies to the extent permitted by the 1940 Act, or any exemptions therefrom which may be granted by the SEC, or for temporary or emergency purposes and then in an amount not exceeding 33  1/3% of the value of a Fund’s total assets (including the amount borrowed).

Commodities and real estate. Neither Fund may purchase or sell real estate and commodities, except that a Fund may purchase or sell securities of real estate investment trusts, may purchase or sell currencies, may enter into futures contracts on securities, currencies, and other indices or any other financial instruments, and may purchase and sell options on such futures contracts.

Diversification. Each Fund may not purchase the securities of any one issuer (other than the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies) if immediately after such investment: (a) more than 5% of the value of a Fund’s total assets would be invested in such issuer; or (b) more than 10% of the outstanding voting securities of such issuer would be owned by the Fund, except that up to 25% of the value of a Fund’s total assets may be invested without regard to such 5% and 10% limitations.

Lending. Each Fund may not make loans to other persons except: (a) through the lending of its portfolio securities; (b) through the purchase of debt securities, loan participations and/or engaging in direct corporate loans in accordance with its investment objectives and policies; and (c) to the extent the entry into a repurchase agreement is deemed to be a loan. Each Fund may also make loans to affiliated investment companies to the extent permitted by the 1940 Act or any exemptions therefrom which may be granted by the SEC.

Senior securities. Neither Fund may issue securities senior to the Fund’s presently authorized shares of beneficial interest, except that this restriction shall not be deemed to prohibit the Fund from: (a) making any permitted borrowings, loans, mortgages or pledges; (b) entering into options, futures contracts, forward contracts, repurchase transactions or reverse repurchase transactions; or (c) making short sales of securities, to the extent permitted by the 1940 Act and any rule or order thereunder, or SEC staff interpretations thereof.

Underwriting. Neither Fund may act as an underwriter except to the extent the Fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.

The following additional restriction has been adopted as fundamental policies for Small Cap:

Concentration. The Fund may not concentrate (invest more than 25% of its net assets) in securities of issuers in a particular industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies).

The following additional restriction has been adopted as fundamental policies for Aggressive Growth:

Concentration. The Fund may not concentrate (invest more than 25% of its total assets) in securities of issuers in a particular industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies).

What distribution and service fees do the Funds have?

Class 2 shares of each Fund have a distribution plan, sometimes known as a rule 12b-1 plan, that allows the Fund to pay distribution fees to those who sell and distribute Class 2 shares and provide services to shareholders and contract owners. The maximum amount payable by each Fund under the plan is 0.35% per year of each Fund’s average net assets, however the Board has set the current rate at 0.25%. A portion of the fees payable to Distributors or others under the plan may be retained by Distributors for distribution expenses. Neither Fund has adopted a rule 12b-1 plan applicable to its Class 1 shares.

What are the fees and expenses of the Funds and what might they be after the transaction?

Fee Tables

The tables below describe the fees and expenses of the Funds for the fiscal year ended December 31, 2002, and for the six month period ended June 30, 2003. The tables and the examples do not include any fees, expenses or sales charges imposed by the insurance companies under the variable insurance contracts for which the Funds serve as investment options. If they were included, your costs would be higher.

ANNUAL FUND OPERATING EXPENSES

For fiscal year ended December 31, 2002

(expenses that are deducted from Fund assets)

Actual

		Aggressive Growth		Small Cap			Projected¹ Small Cap After Transaction
Description of Fees	Class 1 (%)	Class 2 (%)		Class 1 (%)	Class 2 (%)		Class 1 (%)	Class 2 (%)
Shareholder Fees
Maximum sales charge (load) imposed on purchases	0.00	0.00		0.00	0.00		0.00	0.00
Maximum deferred sales charge (load)	0.00	0.00		0.00	0.00		0.00	0.00
Management fees	0.50	0.50		0.53	0.53		0.53	0.53
Distribution and service (12b-1) fees	0.00	0.25	[2]	0.00	0.25	[2]	0.00	0.25	[2]
Other expenses	0.57	0.57		0.31	0.31		0.31	0.31

Total annual Fund operating expenses	1.07	1.32		0.84	1.09		0.84	1.09

Management fee reduction³	(0.03)	(0.03)		(0.05)	(0.05)		(0.05)	(0.05)

Net annual Fund operating expenses	1.04	1.29		0.79	1.04		0.79	1.04

1.	Projected expenses based on current Small Cap expenses.
2.	While the maximum amount payable under the Funds’ Class 2 rule 12b-1 plan is 0.35% per year of each Fund’s average daily net assets, the Board has set the current rate for each Fund at 0.25% per year.
3.	The Manager had agreed contractually to reduce its fee annually to reflect reduced services resulting from each Fund’s investment in a Franklin Templeton money fund. This reduction is required by the Board and an SEC order permitting the Funds to invest in an affiliated money fund.

EXAMPLE

The examples below can help you compare the cost of investing in Aggressive Growth with the cost of investing in Small Cap, and the cost of investing in the Funds with the cost of investing in other mutual funds. They assume:

•	You invest $10,000 in each Fund for the periods shown;

•	Your investment has a 5% return each year; and

•	The Funds’ operating expenses remain the same.

Although your actual costs may be higher or lower than the example above, based on these assumptions your costs would be:

Fund	1 Year ($)	3 Years ($)	5 Years ($)	10 Years ($)
Aggressive Growth
Class 1	106	331	574	1,271
Class 2	131	409	708	1,556
Small Cap
Class 1	81	252	439	978
Class 2	106	331	574	1,271
Projected Small Cap (after Transaction)
Class 1	81	252	439	978
Class 2	106	331	574	1,271

Six month period ended June 30, 2003¹

		Aggressive Growth	Small Cap		Projected² Small Cap After Transaction
Description of Fees	Class 1 (%)	Class 2 (%)	Class 1 (%)	Class 2 (%)	Class 1 (%)	Class 2 (%)
Shareholder Fees
Maximum sales charge (load) imposed on purchases	0.00	0.00	0.00	0.00	0.00	0.00
Maximum deferred sales charge (load)	0.00	0.00	0.00	0.00	0.00	0.00
Management fees	0.50	0.50	0.53	0.53	0.53	0.53
Distribution and service (12b-1) fees	0.00	0.25	0.00	0.25	0.00	0.25
Other expenses	0.60	0.60	0.31	0.31	0.31	0.31

Total annual Fund operating expenses	1.10	1.35	0.84	1.09	0.84	1.09

Management fee reduction[4]	(0.03)	(0.03)	(0.05)	(0.05)	(0.05)	(0.05)

Net annual Fund operating expenses	1.07	1.32	0.79	1.04	0.79	1.04

1.	Annualized.
2.	Projected expenses based on current Small Cap expenses.
3.	While the maximum amount payable under the Funds’ Class 2 rule 12b-1 plan is 0.35% per year of each Fund’s average daily net assets, the Board has set the current rate for each Fund at 0.25% per year.
4.	The Manager had contractually agreed annually to reduce its fee to reflect reduced services resulting from each Fund’s investment in a Franklin Templeton money fund. This reduction is required by the Board and an SEC order permitting the Funds to invest in an affiliated money fund.

EXAMPLE

The following example is based on the same assumptions as those for the example above for the fiscal year ended December 31, 2002. The June 30, 2003, semi-annual numbers are, however, annualized:

Fund	1 Year ($)	3 Years ($)	5 Years ($)	10 Years ($)
Aggressive Growth
Class 1	109	340	590	1,306
Class 2	134	418	723	1,590
Small Cap
Class 1	81	252	439	978
Class 2	106	331	574	1,271
Projected Small Cap (after Transaction)
Class 1	81	252	439	978
Class 2	106	331	574	1,271

INFORMATION ABOUT THE TRANSACTION

What are the terms of the Plan?

The terms of the Plan are summarized below. The summary is qualified in its entirety by reference to the Plan, a copy of which is attached as Exhibit A.

If the shareholders of Aggressive Growth approve the Plan, the Transaction will take place after various conditions are satisfied by the Trust on behalf of the Funds, including the preparation of certain documents. If the shareholders of Aggressive Growth do not approve the Plan, the Transaction will not take place. In such case, the Board will consider what further action is appropriate, including the liquidation of Aggressive Growth.

If the shareholders of Aggressive Growth approve the Plan, Aggressive Growth will transfer its assets to Small Cap, in exchange for Class 1 or Class 2 shares of Small Cap equal in value to the Class 1 or Class 2 shares of Aggressive Growth. Small Cap Class 1 or Class 2 shares issued to Aggressive Growth will then be distributed by Aggressive Growth to the insurance company separate accounts that hold its shares, in redemption of its outstanding shares. As a result, the separate accounts will cease to own shares of the Aggressive Growth and will instead own shares of Class 1 or Class 2 of Small Cap having an aggregate net asset value equal to all Class 1 and Class 2 shares of Aggressive Growth at the Effective Time. Aggressive Growth then will be liquidated and dissolved. The Transaction is expected to take place at the close of business on the New York Stock Exchange on April 30, 2004, or soon thereafter, or such other date as is determined by the Board. After the Transaction, your contract values will depend on the performance of Small Cap instead of that of Aggressive Growth.

To the extent permitted by law, the Trust may, on behalf of the Funds, agree to amend the Plan without shareholder approval. The Trust may also decide to terminate and abandon the Transaction at any time before or, to the extent permitted by law, after the approval of shareholders of Aggressive Growth.

Who will pay the expenses of the Transaction?

The fees and expenses incurred in connection with the Transaction (including this proxy solicitation) whether or not the Plan is approved at the Meeting or the Transaction is consummated, will be divided between the Funds and the Manager. Each of Aggressive Growth and Small Cap will pay one-fourth of the total fees and expenses, and the Manager will pay one-half of such total fees and expenses. The cost to Aggressive Growth and Small Cap is estimated to be approximately $18,100 each, or $0.0142 and $0.0004 per share, based on the number of shares outstanding as of June 30, 2003, (1,286,672 shares of Aggressive Growth and 45,587,823 shares of Small Cap). The annualized ratio of the estimated cost, based on average net assets for the six-month period ended June 30, 2003, is 0.75% for Aggressive Growth and 0.01% for Small Cap.

What are the reasons for recommending the Plan?

Shareholders of both Funds, but primarily those of Aggressive Growth, potentially could be advantaged by the growth in assets realized by combining the Funds. A larger fund should have an enhanced ability to effect portfolio transactions on more favorable terms and should have greater investment flexibility. Higher aggregate net assets and the opportunity for net cash inflows also may reduce the risk that, if the net assets of Aggressive Growth fail to grow, or diminish, its total expense ratio could rise as certain fixed expenses become a larger percentage of net assets. Shareholders of Aggressive Growth are projected to achieve a reduction in expense ratio following the Transaction.

At a meeting held on September 10, 2003, the Board reviewed the potential benefits and costs of the Transaction to shareholders of Aggressive Growth and Small Cap; the expense ratios of Aggressive Growth and Small Cap; the comparative investment performance of Aggressive Growth and Small Cap; the compatibility of the investment goals, policies, restrictions and investments of Aggressive Growth with those of Small Cap; and the tax consequences of the Transaction. The Board also reviewed the allocation of the fees and expenses of the Transaction, which will be paid one-fourth by each of Aggressive Growth and Small Cap and one-half by Advisers.

The Board, including a majority of the trustees who are not interested persons of the Funds, concluded that the Transaction is in the best interests of the shareholders of both Funds and that no dilution of value of the interests of the shareholders of either Aggressive Growth or Small Cap would result from the Transaction. The Board approved the Plan on November [18], 2003, and recommends that shareholders of Aggressive Growth vote to approve the Transaction.

What are the federal tax consequences of the Transaction?

It is not expected that the Transaction will qualify as a tax-free “reorganization” under the applicable provisions of the Internal Revenue Code of 1986, as amended. However, the consummation of the Transaction is subject to the receipt of an opinion of special tax counsel to the Trust that: (i) no gain or loss will be recognized by Small Cap in connection with the Transaction; (ii) any gains recognized by Aggressive Growth in connection with the Transaction will be offset by a deduction for dividends paid to its shareholders; and (iii) no gain or loss will be recognized by contract owners for whose contracts shares of either Aggressive Growth or Small Cap are underlying investments.

The insurance companies that hold shares of Aggressive Growth in one or more separate accounts with respect to variable life insurance or annuity contracts that have shares of Aggressive Growth as an underlying investment will not incur tax on any dividends that may be paid to them by Aggressive Growth as a result of the Transaction, and will not impose any charges under the contracts as a result of the Transaction.

The foregoing is only a summary of the principal federal income tax consequences of the Transaction and should not be considered to be tax advice. There can be no assurance that the Internal Revenue Service will concur on all or any of the issues discussed above. You may wish to consult with your own tax advisers regarding the federal, state, and local tax consequences with respect to the foregoing matters and any other considerations that may apply in your particular circumstances.

What other things should I know about the shares of Small Cap?

Shares of Small Cap will be distributed to shareholders of the corresponding class of Aggressive Growth and will have the same legal characteristics as the shares of Aggressive Growth with respect to such matters as voting rights, assessability, conversion rights, and transferability. Both Aggressive Growth and Small Cap are series of the Trust. The Trust is an open-end management investment

15

company, commonly called a mutual fund. The Trust was organized as a Massachusetts business trust on May 23, 1988, and is registered with the SEC.

As a shareholder of a Massachusetts business trust, you could, under certain circumstances, be held personally liable as a partner for its obligations. The Agreement and Declaration of Trust (Declaration) of the Trust, however, contains an express disclaimer of shareholder liability for acts or obligations of a Fund. The Declaration also provides for indemnification and reimbursement of expenses out of a Fund’s assets if you are held personally liable for obligations of a Fund. The Declaration provides that a Fund shall, upon request, assume the defense of any claim made against you for any act or obligation of the Fund and satisfy any judgment thereon. All such rights are limited to the assets of the Fund. The Declaration further provides that a Fund may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Fund, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. Furthermore, the activities of a Fund as an investment company, as distinguished from an operating company, would not likely give rise to liabilities in excess of the Fund’s total assets. Thus, the risk that you would incur financial loss on account of shareholder liability is limited to the unlikely circumstance in which both inadequate insurance exists and the Fund itself is unable to meet its obligations.

What is the capitalization of each Fund and what might the capitalization of Small Cap be after the Transaction?

The following table sets forth, as of November 10, 2003, the capitalization of Class 1 and Class 2 shares of Aggressive Growth and Small Cap (the only two classes of shares of the Funds outstanding). The table also shows the projected capitalization of Small Cap as adjusted to give effect to the proposed Transaction, as if the Transaction has occurred on that date. The capitalization of Small Cap and its classes is likely to be different when the Transaction is consummated, due to changes in market value of portfolio securities of the Funds between November 10, 2003, and the Effective Time, changes in the amount of undistributed net investment income and net realized capital gains of both Funds during that period resulting from income and distributions, and changes in the accrued liabilities of both Funds during the same period. It is not possible to predict the number or value of shares of Small Cap that actually will be issued and distributed in connection with the Transaction.

	Aggressive Growth (unaudited)	Small Cap (unaudited)	Small Cap Projected After Transaction (unaudited)
Net assets (all classes) (thousands)	$6,761	$1,006,711	$1,013,472
Total shares outstanding (all classes)	1,282,272	59,641,586	60,039,059
Class 1 net assets (thousands)	$6,759	$194,130	$200,889
Class 1 shares outstanding	1,286,247	11,415,160	11,812,514
Class 1 net asset value per share	$5.25	$17.01	$17.01
Class 2 net assets (thousands)	$2	$812,581	$812,583
Class 2 shares outstanding	426	48,226,426	48,226,545
Class 2 net asset value per share	$5.21	$16.85	$16.85

16

VOTING INFORMATION

Why is the Meeting being called?

In order to complete the Plan, the approval of the shareholders of record of Aggressive Growth representing a majority of the shares outstanding as of the close of business on December 29, 2003, is required.

If a sufficient vote in favor of approving the Plan is not received by the time scheduled for the Meeting, the persons named in the proxy may propose one or more adjournments of the Meeting to permit further solicitation of proxies with respect to the proposal. Any proposed adjournment requires the affirmative vote of holders of a majority of those shares present at the Meeting.

Who is eligible to vote?

Shareholders of record of Aggressive Growth at the close of business on December 29, 2003, the record date, are entitled to vote at the Meeting. As of the record date, Aggressive Growth had [] shares outstanding and entitled to be voted. The Class 1 and Class 2 shares of Aggressive Growth will vote together as a single class at the Meeting.

Each share is entitled to one vote. Shareholders may vote by executing a proxy card. You will be able to give your insurance company voting instructions for those shares attributable to your contract as of the record date for the Meeting.

The vote of shareholders of Small Cap is not being solicited, because their approval and consent is not necessary for the approval of the Plan.

Why am I giving voting instructions?

A voting instruction card is, in essence, a ballot. While only insurance companies are the shareholders of record of Aggressive Growth, and therefore entitled to vote at the Meeting, your insurance company will vote in accord with your instructions. If you complete and sign the voting instruction card, the shares of Aggressive Growth attributable to your contract will be voted by your insurance company as you instruct. If you simply sign the voting instruction card without otherwise completing it, those shares will be voted in favor of the Plan and in accordance with the views of management upon any unexpected matters that come before the Meeting or any adjournment of the Meeting. If you do not return a voting instruction card at all, those shares will be voted in the same proportion as shares for which the insurance company has received voting instructions from other contract owners.

How are proxies being solicited?

We will solicit proxies primarily by mail. Additional solicitations may be made by telephone, facsimile or personal contact by officers or employees of the Trust or Franklin Templeton Investments who will not be specially compensated for these services. Aggressive Growth, Small Cap and Advisers will share the costs of the Meeting, including the costs of preparing and mailing the notice, prospectus and proxy statement and of any solicitation of proxies. One-half of such costs will be paid by Advisers and one-fourth will be paid by each of Aggressive Growth and Small Cap.

Can I revoke my voting instructions?

You may revoke your voting instructions at any time before the proxy is voted by: (i) delivering a written revocation to the Secretary of the Trust at One Franklin Parkway, San Mateo, California 94403 1906 prior to the Meeting; (ii) forwarding a later-dated voting instruction that is received by the Trust prior to the Meeting; or (iii) being present at the Meeting and giving new voting instructions in person.

Annual Meetings and Special Meetings

The Trust’s Declaration does not provide for annual meetings of shareholders. The Trust does not intend to hold such a meeting in the year 2004. Proposals included in the proxy statement for any subsequent meeting must be received within a reasonable time before any such meeting at the Trust’s offices, One Franklin Parkway, San Mateo, California 94403-1906. If a shareholder submits a proposal after such time, the proposal will not appear in the proxy statement.

OTHER BUSINESS

We do not know of any business to be brought before the Meeting other than the matters set forth in this Prospectus and Proxy Statement. Should any other matters requiring a vote of shareholders arise, however, the proxies will vote on such matters according to their best judgment.

PRINCIPAL SHAREHOLDERS

Your insurance company will vote on the Plan as you instruct. Thus, your insurance company does not exercise control over Aggressive Growth solely as the record owner of the Fund’s shares. As of December 29, 2003, the Trustees and officers of the Trust, as a group, owned less than 1% of the outstanding shares of Aggressive Growth.

The name, address and percentage of ownership of shareholders that owned of record 5% or more of Aggressive Growth and Small Cap, on behalf of certain separate accounts, on December 29, 2003, and the percentage of Small Cap that would be owned by these shareholders after completing the Transaction based upon their holdings as of December 29, 2003, are as follows:

Name and Address	Class of Shares Owned	Percentage of Class Owned on Record Date	Pro Forma Percentage of Class of Small Cap Owned After Transaction
Aggressive Growth
Class 1
Class 2

*Christopher H. Pinkerton serves as Trustee of the Trust and is President, Chairman and Chief Executive Officer, USAllianz Investor Services, LLC and USAllianz Advisors; President and Chief Executive Officer, USAllianz Investment Advisor and USAllianz VIP Trust; Senior Vice President, Variable Products Division Allianz Life Insurance Company of North America. Mr. Pinkerton may not be viewed as an independent person of the Trust under the 1940 Act because of the share ownership of Allianz Life.]

[1. Combined assets represent []%

2. Combined assets represent []%]

EXHIBITS TO PROSPECTUS AND PROXY STATEMENT

Exhibit

A	Franklin Templeton Variable Insurance Products Trust Plan of Reorganization of Franklin Aggressive Growth Securities Fund and Franklin Small Cap Fund.

B	Prospectus of Franklin Small Cap Fund—Class 1 or Class 2, dated May 1, 2003, as amended August 15, 2003.

C	Prospectus of Franklin Aggressive Growth Securities Fund—Class 1 or Class 2, dated May 1, 2003, as amended November 18, 2003.

D	Annual Report to Shareholders of Franklin Small Cap Fund dated December 31, 2002.

E	Semi-Annual Report to Shareholders of Franklin Small Cap Fund dated June 30, 2003.

EXHIBIT A

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

PLAN OF REORGANIZATION

OF

FRANKLIN AGGRESSIVE GROWTH SECURITIES FUND

AND

FRANKLIN SMALL CAP FUND

THIS PLAN OF REORGANIZATION (the “Plan”), is made by Franklin Templeton Variable Insurance Products Trust, a business trust created under the laws of The Commonwealth of Massachusetts (the “Trust”) as of this 18th day of November, 2003, on behalf of its series, Franklin Aggressive Growth Securities Fund (the “Acquired Fund”) and Franklin Small Cap Fund (the “Acquiring Fund”) (collectively, the “Funds”) with its principal place of business at One Franklin Parkway, San Mateo, California 94403-1906.

PLAN OF REORGANIZATION

The reorganization described in this Plan will consist of: (i) the acquisition by the Acquiring Fund of substantially all of the property, assets and goodwill of the Acquired Fund in exchange solely for Class 1 and Class 2 shares of beneficial interest, par value $0.01 per share, of the Acquiring Fund (“Acquiring Fund Shares”); (ii) the distribution to the shareholders of the Acquired Fund of such Class 1 and Class 2 shares of the Acquiring Fund according to their respective interest in the Acquired Fund in complete liquidation of the Acquired Fund; and (iii) the dissolution of the Acquired Fund as soon as practicable after the closing (as defined in Section 4, hereinafter called the “Closing”), all upon and subject to the terms and conditions of this Plan hereinafter set forth.

AGREEMENT

In order to consummate the Plan and in consideration of the premises and of the covenants and agreements hereinafter set forth, and intending to be legally bound, the parties hereto covenant and agree as follows:

1.	Declaration and Payment of Dividends by Acquired Fund.

Prior to the Closing, the Trust, on behalf of the Acquired Fund, shall calculate, declare and pay ordinary and capital gain dividends on its Class 1 and Class 2 shares in amounts sufficient to distribute all of its investment company taxable income and all capital gains to the close of business on the date of Closing. Such dividends shall automatically be reinvested in additional shares, of the corresponding class, of the Acquired Fund.

2.	Transfer of Assets, Liquidation and Dissolution of Acquired Fund.

(a) Subject to the terms and conditions of this Plan and in reliance of the representations and warranties of the Trust herein contained, and in consideration of the delivery by the Trust of the number of the shares of Acquiring Fund hereinafter provided, the Trust, on behalf of the Acquired Fund shall convey, transfer and deliver to the Acquiring Fund at the Closing all of the Acquired Fund’s then existing assets, free and clear of all liens, encumbrances, and claims whatsoever (other than shareholders’ rights of redemption), except for cash, bank deposits, or cash equivalent securities in an estimated amount necessary to: (i) pay the Acquired Fund’s allocable portion of the costs and expenses of carrying out this Plan (including, but not limited to, fees of counsel and accountants, and expenses of its dissolution contemplated hereunder), which costs and expenses shall be established on the Acquired Fund’s books as liability reserves; (ii) discharge its unpaid liabilities on its books at the closing date (as defined in Section 3, hereinafter, the “Closing Date”); and (iii) pay such contingent liabilities as the Board of Trustees shall reasonably deem to exist against the Acquired Fund, if any, at the Closing Date, for which contingent and other appropriate liability reserves shall be established on the Acquired Fund’s books (such existing assets, net of the reserves described in (i), (ii) and (iii), hereinafter referred to as the Acquired Fund’s “Net Assets”). The Acquired Fund shall also retain any and all rights that it may have over and against any person that may have accrued up to and including the close of business on the Closing Date, except for such rights as may arise by reason of the Acquired Fund’s status as a holder of a security or other investment property which is transferred to the Acquiring Fund hereunder.

(b) Subject to the terms and conditions of this Plan and in reliance of the representations and warranties of the Trust, and in consideration of such sale, conveyance, transfer and delivery, the Acquiring Fund shall at the Closing deliver to the Acquired Fund the number of its Class 1 and Class 2 Shares (including any fractional share rounded to the nearest one-thousandth of a share) determined: (i) in the case of the Acquiring Fund’s Class 1 shares, by dividing the net asset value per share of the Class 1 shares of the Acquired Fund by the net asset value per share of the Acquiring Fund’s Class 1 shares, and multiplying the result thereof by the number of outstanding Class 1 Shares of the Acquired Fund, as of the close of trading on the New York Stock Exchange on the Closing Date; and (ii) in the case of the Acquiring Fund’s Class 2 shares, by dividing the net asset value per share of the Class 2 shares of the Acquired Fund by the net asset value per share of the Acquiring Fund’s Class 2 shares, and multiplying the result thereof by the number of outstanding Class 2 shares of the Acquired Fund, as of the close of trading on the New York Stock Exchange on the Closing Date. The Acquiring Fund Shares delivered to the Acquired Fund Shares at the Closing shall have an aggregate net asset value equal to the value of the Acquired Fund Net Assets, all as determined as provided in Section 3 of the Plan and as of the date and time specified herein.

(c) Immediately following the Closing, the Trust shall dissolve the Acquired Fund and distribute pro rate to Acquired Fund’s shareholders of record as of the close of business on the Closing Date that number of Class 1 or Class 2 shares of the Acquiring Fund (including any fractional share rounded to the nearest one-thousandth share) as shall have an aggregate value equal to the aggregate value of the shares of the same class of the Acquired Fund which were owned by such shareholder immediately prior to the Closing, in exchange for and in cancellation of such shareholder’s shares of the Acquired Fund, such values to be determined in the manner and as of the time set forth in Section 3 hereof. Such dissolution and distribution shall be accomplished by the establishment of accounts on the share records of the Acquiring Fund of the type and in the amounts due such shareholders based on their respective holdings as of the close of business on the Closing Date.

(d) At the Closing, each shareholder of record of the Acquired Fund as of the record date (the “Distribution Date”) with respect to any unpaid dividends and other distributions that were declared prior to the Closing, including any dividend or distribution declared, shall have the right to receive such unpaid dividends and distributions with respect to the shares of the Acquired Fund that such person had on such Distribution Date.

(e) All books and records relating to the Acquired Fund, including all books and records required to be maintained under the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules and regulations thereunder, shall be made available from and after the date of this Agreement.

3.	Valuation.

(a) The value of the Acquired Fund’s Net Assets to be acquired by Acquiring Fund hereunder shall be computed as of the close of trading on the New York Stock Exchange on the Closing Date using the valuation procedures set forth in the Acquired Fund’s currently effective prospectus.

(b) The net asset value of a share of beneficial interest of Acquired Fund Class 1 and Class 2 shares shall be determined to the nearest full cent as of the close of trading on the New York Stock Exchange on the Closing Date using the valuation procedures set forth in Acquired Fund’s currently effective prospectus.

(c) The net asset value of a share of beneficial interest of the Acquiring Fund’s Class 1 and Class 2 shares shall be determined to the nearest full cent as of the close of trading on the New York Stock Exchange on the Closing Date, using the valuation procedures set forth in Acquiring Fund’s currently effective prospectus.

4.	Closing and Closing Date.

The Closing Date shall be April 30, 2004, or such later date as determined by the officers of the Trust. The Closing shall take place at the principal office of the Trust, or at such other place as the officers of the Trust shall designate, at the close of business on the New York Stock Exchange on the Closing Date. The Trust on behalf of the Acquired Fund shall have provided for delivery as of the Closing of those Net Assets of Acquired Fund to be transferred to the account of the Acquiring Fund at the Trust’s Custodian, Bank of New York, Mutual Funds Division, 90 Washington Street, New York, New York 10286. Also, the Trust on behalf of the Acquired Fund shall have prepared and have available at the Closing a list of names and addresses of the shareholders of record of its shares and the number of Class 1 and Class 2 shares of beneficial interest of the Acquired Fund owned by each such shareholder, all as of the close of trading on the New York Stock Exchange on the Closing Date, certified by its transfer agent or by its President to the best of its or his knowledge and belief. The Trust on behalf of Acquiring Fund shall have prepared satisfactory evidence that such Acquiring Fund Shares have been registered in an account on the books of the Acquiring Fund in such manner as the officers of the Trust on behalf of Acquired Fund shall deem appropriate.

5.	Representations and Warranties by the Trust on behalf of Acquiring Fund.

The Trust makes the following representations and warranties about the Acquiring Fund:

(a) The Acquiring Fund is a series of the Trust, a business trust created under the laws of The Commonwealth of Massachusetts on May 23, 1988, and is validly existing under the laws of that Commonwealth. The Trust is duly registered under the 1940 Act, as an open-end, management investment company and all of the Acquiring Fund’s shares sold were sold pursuant to an effective registration statement filed under the Securities Act of 1933, as amended (the “1933 Act”), except for those shares sold pursuant to the private offering exemption for the purpose of raising the required initial capital, as required by the 1940 Act.

(b) The Trust is authorized to issue an unlimited number of shares of beneficial interest of the Acquiring Fund, par value $0.01 per share, each outstanding share of which is fully paid, non-assessable, freely transferable and has full voting rights. The Acquiring Fund is further divided into two classes of shares, Class 1 and Class 2, and an unlimited number of shares of beneficial interest, par value $0.01 per share, have been allocated and designated to the shares of the Acquiring Fund. No shareholder of the Acquiring Fund has or will have any option, warrant or pre-emptive rights of subscription or purchase with respect to the Acquiring Fund Shares.

(c) The financial statements appearing in the Trust’s Annual Report to Shareholders for the fiscal year ended December 31, 2002, audited by PricewaterhouseCoopers, LLP, and the Semi-Annual Report to Shareholders for the six month period ended June 30, 2003, fairly present the financial position of the Acquiring Fund as of such dates and the results of its operations for the periods indicated in conformity with generally accepted accounting principles applied on a consistent basis.

(d) The books and records of the Acquiring Fund accurately summarize the accounting data represented and contain no material omissions with respect to the business and operations of the Acquiring Fund.

(e) The Trust has the power and authority to own all of its properties and assets, to perform its obligations under the Plan and to consummate the tractions contemplated herein. The Trust has all the necessary federal, state of local authorizations, consents and approvals to own all of its properties and assets and to conduct the Acquiring Fund’s business as such business is now being conducted and to consummate the transactions contemplated herein.

(f) The Trust, on behalf of the Acquiring Fund, is not a party to or obligated under any provision of its Agreement and Declaration of Trust (“Declaration of Trust”) or Amended By-laws (“By-laws”), or any contract or any other commitment or obligation, and is not subject to any order or decree that would be violated by its execution of or performance under this Plan, and no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Fund or the Trust of the transactions contemplated by the Plan, except for the registration of the Acquiring Fund Shares under the 1933 Act, the 1940 Act, or as may be otherwise be required under the federal and state securities laws or the rules and regulations thereunder.

(g) The Trust has elected to treat the Acquiring Fund as a regulated investment company (“RIC”) for federal income tax purposes under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Acquiring Fund is a “fund” as defined in Section 851(g)(2) of the Code, has qualified as a RIC for each taxable year since its inception, and will qualify as a RIC as of the Closing Date, and consummation of the transactions contemplated by this Plan will not cause it to fail to be qualified as a RIC as of the Closing Date.

(h) The Acquiring Fund is not under jurisdiction of a Court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

(i) The Acquiring Fund does not have any unamortized or unpaid organizational fees or expenses.

(j) All information to be used in preparing any prospectus, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

(k) The Acquiring Fund does not have any known liabilities, costs or expenses of a material amount, contingent or otherwise, other than those incurred in the ordinary course of business as an investment company.

(l) There is no intercorporate indebtedness existing between the Acquired Fund and the Acquiring Fund that was issued, acquired or will be settled at a discount.

(m) The Acquiring Fund does not own, directly or indirectly, nor has it owned during the past five (5) years, directly or indirectly, any shares of the Acquired Fund.

(n) The Trust has no plan or intention to issue additional shares of the Acquiring Fund following the reorganization except for shares issued in the ordinary course of the Acquiring Fund’s business as a series of an open-end investment company; nor does the Trust have any plan or intention to redeem or otherwise reacquire any shares of the Acquiring Fund issued pursuant to the Plan of Reorganization, either directly or through any Transaction, agreement, or arrangement with any other person, other than in the ordinary course of its business or to the extent necessary to comply with its legal obligation under Section 22(e) of the 1940 Act.

(o) The Acquiring Fund will neither continue the historic business of the Acquired Fund nor use a significant portion of the Acquired Fund’s historic business assets in a continuing business. The Acquiring Fund will dispose of all but an insignificant portion of the assets received from the Acquired Fund, as part of the Plan and not in the ordinary course of its business as a regulated investment company.

(p) The registration statement on Form N-14 referred to in Section 8(f) hereof (other than the portions of such documents based on information furnished by or on behalf of the Trust for inclusion or incorporation by reference therein), and any prospectus or statement of additional information of the Acquiring Fund contained or incorporated therein by reference, and any supplement or amendment to the registration statement or any such prospectus or statement of additional information, on the effective and clearance dates of the Registration Statement, on the date of the Special Meeting of the Acquired Fund shareholders, and on the Closing Date: (a) shall comply in all material respects with the provisions of the 1933 Act, the Securities and Exchange Act of 1934, as amended (the “1934 Act”), the 1940 Act, the rules and regulations thereunder, and all applicable state securities laws and the rules and regulations thereunder; and (b) shall not contain any untrue statement of material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which the statements were made, not misleading.

6.	Representations and Warranties by the Trust on behalf of Acquired Fund.

The Trust makes the following representations and warranties about the Acquired Fund:

(a) The Acquired Fund is a series of the Trust, a business trust created under the laws of The Commonwealth of Massachusetts on May 23, 1988, and is validly existing under the laws of that Commonwealth. The Trust is duly registered under the 1940 Act as an open-end, management investment company and all of the Trust’s Acquired Fund’s shares sold were sold pursuant to an effective registration statement filed under the 1933 Act, except for those shares sold pursuant to the private offering exemption for the purpose of raising the required initial capital, as required by the 1940 Act.

(b) The Trust is authorized to issue an unlimited number of shares of beneficial interest of the Acquired Fund, par value $0.01 per share, each outstanding share of which is fully paid, non-assessable, freely transferable, and has full voting rights. The Acquired Fund is further divided into two classes of shares, Class 1 and Class 2, and an unlimited number of shares of beneficial interest, par value $0.01 per share, have been allocated and designated to the shares of the Acquired Fund. No shareholder of the Acquired Fund has or will have any option, warrant or preemptive rights of subscription or purchase with respect to the Acquired Fund Shares.

(c) The financial statements appearing in the Trust’s Annual Report to Shareholders for the fiscal year ended December 31, 2002, audited by PricewaterhouseCoopers, LLP, and the Semi-Annual Report to Shareholders for the six month period ended June 30, 2003, fairly present the financial position of the Acquired Fund as of such date and the results of its operations for the period indicated in conformity with generally accepted accounting principles applied on a consistent basis.

(d) The books and records of the Acquired Fund accurately summarize the accounting data represented and contain no material omissions with respect to the Acquired Fund.

(e) The Trust has the power to own all of its properties and assets, to perform its obligations under the Plan and to consummate the transactions contemplated herein. The Trust is not required to qualify to do business in any jurisdiction in which it is not so qualified or where failure to qualify would subject it to any material liability or disability. The Trust has all necessary federal, state and local authorizations, consents and approvals required to own all of its properties and assets and to conduct the Acquired Fund’s business as such business is now being conducted and to consummate the transactions contemplated herein.

(f) The Trust on behalf of the Acquired Fund is not a party to or obligated under any provision of the Trust’s Declaration of Trust or By-laws, or any contract or any other commitment or obligation, and is not subject to any order or decree, that would be violated by the Trust’s execution of or performance under this Plan. The Acquired Fund has no material contracts or commitments (other than the Plan or agreements for the purchase of securities entered into in the ordinary course of business and consistent with its obligations under the Plan) which will not be terminated by the Acquired Fund in accordance with its terms at or prior to the Closing Date, or which will result in a penalty or additional fee to be due or payable by the Acquired Fund.

(g) The Trust has elected to treat the Acquired Fund as a RIC for federal income tax purposes under Part I of Subchapter M of the Code. The Acquired Fund is a “fund” as defined in Section 861(g)(2) of the Code, has qualified as a RIC for each taxable year since its inception and will qualify as a RIC as of the Closing Date.

(h) The Acquired Fund is not under jurisdiction of a Court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

(i) The Acquired Fund does not have any unamortized or unpaid organizational fees or expenses.

(j) The Prospectus for Class 1 and Class 2 shares of the Acquired Fund, dated May 1, 2003, as amended, and the corresponding Statement of Additional Information, dated May 1, 2003, as amended to date, do not contain any untrue statement of material fact or omit to state a material fact required to be stated therein or necessary to make any statements therein, in light of the circumstances under which they were made, not misleading, and any amended, revised, or new prospectus or statement of additional information of the Acquired Fund or any supplement thereto, that is hereafter filed with the SEC shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not misleading.

(k) The Acquired Fund does not have any known liabilities, costs or expenses of a material amount, contingent or otherwise, other than those reflected in the financial statements referred to in Section 5(c) hereof and those incurred in the ordinary course of business as an investment company and of a nature and amount similar to, and consistent with, those shown in such financial statements since the dates of those financial statements. On the Closing Date, there shall be no known liabilities, contingent or otherwise, whether or not incurred in the ordinary course of business, existing or accrued at such time of the Acquired Fund.

(l) Since December 31, 2002, there has not been any material adverse change in the Acquired Fund’s financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of its business.

(m) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund or the Trust of the transactions contemplated by the Plan, except the necessary Acquired Fund shareholder approval, or as may otherwise be required under the federal or state securities laws or the rules an regulations thereunder.

(n) All information to be furnished by the Trust or the Acquired Fund for use in preparing the Registration Statement, and the combined proxy statement and prospectus to be included in the Registration Statement, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

(o) There is no intercorporate indebtedness existing between the Acquired Fund and the Acquiring Fund that was issued, acquired or will be settled at a discount.

(p) During the five-year period ending on the Closing Date, (i) the Acquired Fund has not acquired, and will not acquire, Acquired Fund Shares with consideration other than the Acquiring Fund Shares or Acquired Fund Shares, except for redemptions in the ordinary course of the Acquired Fund’s business or to the extent necessary to comply with its legal obligation under Section 22(e) of the 1940 Act, and (ii) no distributions have been made with respect to the Acquired Fund Shares (other than regular, normal dividend distributions made pursuant to the Acquired Fund’s historic dividend paying practice), either directly or through any transaction, agreement, or arrangement with any other person, except for distributions described in Sections 852 and 4982 of the Code.

q) As of the Closing Date, the Acquired Fund will not have outstanding any warrants, options, convertible securities, or any other type of rights pursuant to which any person could acquire shares of the Acquired Fund, except for the right of investors to acquire its shares at the applicable stated offering price in the normal course of its business as an open-end diversified management investment company operating under the 1940 Act.

(r) Throughout the five-year period ending on the Closing Date, the Acquired Fund will have conducted its historic business within the meaning of Section 1.368-1(d) of the Income Tax Regulations under the Code.

7.	Representations and Warranties by the Trust on behalf of the Funds.

The Trust makes the following representations and warranties about both the Acquiring Fund and the Acquired Fund (collectively, the “Funds”):

(a) The Trust will create a statement of assets and liabilities for each of the Funds which will be prepared as of the close of trading on the New York Stock Exchange on the Closing Date for the purpose of determining the number of Acquiring Fund shares to be issued pursuant to Section 2 of this Plan, will accurately reflect its Net Assets in the case of the Acquired Fund and its net assets in the case of the Acquiring Fund, and outstanding shares of beneficial interest, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

(b) At the Closing, the Funds will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in “(a)” above, free and clear of all liens or encumbrances of any nature whatsoever, except such imperfections of title or encumbrances as do not

(c) Except as disclosed in the Trust’s currently effective prospectus relating to the Funds, there is no material suit, judicial action, or legal or administrative proceeding pending or threatened against either of the Funds. The Trust is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects either Fund’s business or their ability to consummate the transaction herein contemplated.

(d) There are no known actual or proposed deficiency assessments with respect to any taxes payable by either of the Funds.

(e) The execution, delivery, and performance of this Plan have been duly authorized by all necessary action of the Trust’s Board of Trustees, and this Plan constitutes a valid and binding obligation enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization arrangement, moratorium, and other similar laws of general applicability relating to or affecting creditor’s rights and to general equity principles.

(f) It anticipates that consummation of this Plan will not cause either of the Funds to fail to conform to the requirements of Subchapter M of the Code for federal income taxation as a RIC at the end of its fiscal year.

8.	Intentions of the Trust on behalf of the Funds.

(a) The Trust, on behalf of the Funds, covenants to operate their respective businesses as presently conducted between the date hereof and the Closing, it being understood that such ordinary course of business will include the distribution of customary dividends and distributions and any other distribution necessary or desirable to minimize federal income or excise taxes.

(b) The Trust intends that the Acquired Fund will not acquire Acquiring Fund shares for the purpose of making distributions thereof to anyone other than the Acquired Fund’s shareholders.

(c) The Trust on behalf of the Acquired Fund intends, if this Plan is consummated, to liquidate and dissolve the Acquired Fund.

(d) The Trust intends that, by the Closing, all of the Funds’ Federal and other tax returns and reports required by law to be filed on or before such date shall have been filed, and all Federal and other taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such taxes, and to the best of their knowledge no such tax returns or reports by the Internal Revenue Service or any state or local tax authority.

(e) At the Closing, the Trust on behalf of the Acquired Fund intends to have available a copy of the shareholder ledger accounts, certified by the Trust’s transfer agent or its President to the best of its or his knowledge and belief, for all the shareholders of record of the Acquired Fund’s shares as of the close of trading on the New York Stock Exchange on the Closing Date who are to become shareholders of the Acquiring Fund as a result of the reorganization that is the subject of this Plan.

(f) The Trust intends to mail to each shareholder of record of the Acquired Fund entitled to vote at the meeting of its shareholders at which action on this Plan is to be considered (the “Meeting”), and to request that shareholders of record mail or otherwise distribute to each owner of a contract of variable insurance (“Contract Owner”) entitled to instruct such shareholder of record with respect to the voting of shares of the Acquired Fund at such Meeting, in sufficient time to comply with requirements as to notice thereof, a combined Prospectus and Proxy Statement that complies in all material respects with the applicable provisions of Section 14(a) of the 1934 Act, and Section 20(a) of the 1940 Act, and the rules and regulations, respectively, thereunder.

(g) Subject to the provisions of this Plan, the Trust shall take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate the transactions contemplated by this Plan.

(h) The Trust intends to file with the U.S. Securities and Exchange Commission (“SEC”) a registration statement on Form N-14 under the 1933 Act relating to the shares of the Acquiring Fund issuable hereunder (“Registration Statement”), and will use its best efforts to provide that the Registration Statement becomes effective as promptly as practicable. At the time it becomes effective, the Registration Statement will: (i) comply in all material respects with the applicable provisions of the 1933 Act, and the rules and regulations promulgated thereunder; and (ii) not contain any untrue statement of material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. At the time the Registration Statement becomes effective, at the time of the Meeting, and at the Closing Date, the prospectus and statement of additional information included in the Registration Statement will not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not 3360_3.DOCmisleading.

9.	Conditions Precedent to be Fullfilled by the Trust on behalf of the Funds.

The consummation of this Plan hereunder shall be subject to the following respective conditions:

(a) That: (i) all the representations and warranties contained herein shall be true and correct as of the Closing with the same effect as though made as of and at such date; (ii) the performance of all obligations required by this Plan to be performed by the Trust on behalf of the Funds shall occur prior to the Closing; and (iii) the Trust shall execute a certificate signed by officers of the Trust to the foregoing effect.

(b) That this Plan shall have been adopted and approved by the appropriate action of the Board of Trustees of the Trust on behalf of each of the Funds, certified by the Secretary or equivalent officers of the Trust.

(c) That the SEC shall have declared effective the Registration Statement and shall not have issued an unfavorable management report under Section 25(b) of the 1940 Act or instituted or threatened to institute any proceeding seeking to enjoin consummation of the Plan under Section 25(c) of the 1940 Act. And, further, no other legal, administrative or other proceeding shall have been instituted or threatened that would materially affect the financial condition of the Acquired Fund or the Acquiring Fund or would prohibit the transactions contemplated hereby.

(d) That this Plan shall have been adopted and approved by the appropriate action of the shareholders of the Acquired Fund at the Meeting or any adjournment thereof.

(e) That a distribution or distributions shall have been declared for the Acquired Fund prior to the Closing Date that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its ordinary income and all of its capital gain net income, if any, for the period from the close of its last fiscal year to the close of business on the New York Stock Exchange on the Closing Date; and (ii) any undistributed ordinary income and capital gain net income from any prior period to the extent not otherwise declared for distribution. Capital gain net income has the meaning given such term by Section 1222(g) of the Code.

(f) That all required consents of other parties and all other consents, orders, and permits of federal, state and local authorities (including those of the SEC and of State Blue Sky securities authorities, including any necessary “no-action” positions or exemptive orders from such federal and state authorities) to permit consummation of the transaction contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of material adverse effect on the assets and properties of the Funds.

(g) That there shall be delivered to the Trust an opinion from Messrs. Jorden Burt LLP, special counsel to the Trust, to the effect that, provided the acquisition contemplated hereby is carried out in accordance with this Plan and based upon certificates of the officers of the Trust with regard to matters of fact:

(1) No gain or loss will be recognized by the Acquiring Fund in connection with the transactions contemplated herein;

(2) Any gains recognized by the Acquired Fund as a result of the transactions contemplated herein will be offset by a deduction for dividends paid to its shareholders; and,

(3) No gain or loss will be recognized by any Contract Owner for whom shares of either the Acquiring Fund or the Acquired Fund are underlying investments as a result of the transactions contemplated herein.

(h) That there shall be delivered to the Trust an opinion in form and substance satisfactory to it from Messrs. Stradley Ronon Stevens & Young, LLP, counsel to the Trust with respect to the Acquired Fund to the effect that, subject in all respects to the effects of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance, and other laws now or hereafter affecting generally the enforcement of creditors’ rights:

(1) The Acquired Fund is a series of the Trust, a business trust organized under the laws of The Commonwealth of Massachusetts, and the Trust is a validly existing business trust and in good standing under the laws of that Commonwealth;

(2) The Trust is authorized to issue an unlimited number of shares of beneficial interest of Acquired Fund, par value $0.01 per share. Two classes of shares of the Acquired Fund have been designated as the Acquired Fund Class 1 shares and the Acquired Fund Class 2 shares, and an unlimited number of shares of beneficial interest of the Trust have been allocated to the Acquired Fund Class 1 and Class 2 shares. Assuming that the initial shares of beneficial interest of Acquired Fund were issued in accord with the 1940 Act and the Declaration of Trust and By-laws of the Trust, and that all other outstanding shares of the Acquired Fund were sold, issued and paid for in accordance with the terms of the Acquired Fund’s prospectus in effect at the time of such sales, each such outstanding share is fully paid, non-assessable, freely transferable and has full voting rights;

(3) The Acquired Fund is a diversified series of the Trust, an open-end investment company of the management type registered as such under the 1940 Act;

(4) Except as disclosed in the Acquired Fund’s currently effective prospectus, such counsel does not know of any material suit, action, or legal or administrative proceeding pending or threatened against the Acquired Fund, the unfavorable outcome of which would materially and adversely affect the Acquired Fund;

(5) All actions required to be taken by the Trust on behalf of the Acquired Fund to authorize this Plan and to effect the transactions contemplated hereby have been duly authorized by all necessary action on the part of the Trust; and

(6) To the knowledge of such counsel, neither the execution, delivery, nor performance of this Plan by the Trust on behalf of the Acquired Fund violates any provision of its Declaration of Trust or By-laws, or the provisions of any agreement or other instrument known to such counsel to which the Trust is a party or by which the Trust is otherwise bound; this Plan is the legal, valid and binding obligation of the Trust on behalf of the Acquired Fund and is enforceable against the Trust on behalf of the Acquired Fund in accordance with its terms.

In giving the opinions set forth above, this counsel may state that it is relying on certificates of the officers of the Trust with regard to matters of fact, and certain certifications and written statements of governmental officials with respect to the good standing of the Trust.

(i) That there shall be delivered to the Trust an opinion in form and substance satisfactory to it from Messrs. Stradley, Ronon, Stevens & Young, LLP, counsel to the Trust with respect to the Acquiring Fund to the effect that, subject in all respects to the effects of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other laws now or hereafter affecting generally the enforcement of creditors’ rights.

(1) The Acquiring Fund is a series of the Trust, a business trust organized under the laws of The Commonwealth of Massachusetts, and is a validly existing business trust and in good standing under the laws of that Commonwealth;

(2) The Trust is authorized to issue an unlimited number of shares of beneficial interest of the Acquiring Fund, par value $0.01 per share. The Acquiring Fund is further divided into two classes of shares designated as the Acquiring Fund’s Class 1 and Class 2 shares, and an unlimited number of shares of beneficial interest, par value $0.01 per share, have been allocated and designated to the acquiring Fund’s Class 1 and Class 2 shares. Assuming that the initial shares of beneficial interest of the Acquiring Fund were issued in accord with the 1940 Act, and the Declaration of Trust and By-laws of the Trust, and that all other outstanding shares of the Acquiring Fund were sold, issued and paid for in accordance with the terms of the Acquiring Fund’s prospectus in effect at the time of such sales, each such outstanding share of the Acquiring Fund is fully paid, non-assessable, freely transferable and has full voting rights;

(3) The Acquiring Fund is a diversified series of the Trust, an open-end investment company of the management type registered as such under the 1940 Act;

(4) Except as disclosed in the Acquiring Fund’s currently effective prospectus, such counsel does not know of any material suit, action, or legal or administrative proceeding pending or threatened against the Acquiring Fund, the unfavorable outcome of which would materially and adversely affect the Acquiring Fund;

(5) the Acquiring Fund’s shares to be issued pursuant to the terms of this Plan have been duly authorized and, when issued and delivered as provided in this Plan, will have been validly issued and fully paid and will be non-assessable by the Trust on behalf of the Acquiring Fund;

(6) All actions required to be taken by the Trust on behalf of the Acquiring Fund to authorize this Plan and to effect the transactions contemplated hereby have been duly authorized by all necessary action on the part of the Trust;

(7) To the knowledge of such counsel, neither the execution, delivery, nor performance of this Plan by the Trust on behalf of the Acquiring Fund violates any provision of its Declaration of Trust or By-laws, or the provisions of any agreement or other instrument known to such counsel to which the Trust is a party or by which the Trust is otherwise bound; this Plan is the legal, valid and binding obligation of the Trust on behalf of the Acquiring Fund and is enforceable against the Trust on behalf of the Acquiring Fund in accordance with its terms; and

(8) The registration statement of the Trust, of which the prospectus, dated May 1, 2003, as amended, of the Acquiring Fund is a part (the “Prospectus”), is, at the time of the signing of this Plan, effective under the 1933 Act, and, to the best knowledge of such counsel, no stop order suspending the effectiveness of such registration statement has been issued, and no proceedings for such purpose have been instituted or are pending before or threatened by the U.S. Securities and Exchange Commission under the 1933 Act, and nothing has come to counsel’s attention that causes it to believe that, at the time the Prospectus became effective, or at the time of the signing of this Plan, or at the Closing, such Prospectus (except for the financial statements and other financial and statistical data included therein, as to which counsel need not express an opinion), contained any untrue statement of a material fact or omitted to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and such counsel knows of no legal or government proceedings required to be described in the Prospectus, or of any contract or document of a character required to be described in the Prospectus that is not described as required.

(9) That the Trust’s Registration Statement with respect to the Acquiring Fund’s Class 1 and Class 2 shares to be delivered to the Acquired Fund’s shareholders in accordance with this Plan shall have become effective, and no stop order suspending the effectiveness of the Registration Statement or any amendment or supplement thereto, shall have been issued prior to the Closing Date or shall be in effect at

Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date.

10.	Brokerage Fees and Expenses.

(a) The Trust represents and warrants that there are no broker or finders’ fees payable by it in connection with the transactions provided for herein.

(b) The expenses of entering into and carrying out the provisions of this Plan shall be borne one-quarter by the Acquired Fund, one-quarter by the Acquiring Fund and one-half by Franklin Advisers, Inc.

11.	Termination; Postponement; Waiver; Order.

(a) Anything contained in this Plan to the contrary notwithstanding, this Plan may be terminated and abandoned at any time (whether before or after approval thereof by the shareholders of the Acquired Fund) prior to the Closing, or the Closing may be postponed by the Trust by resolution of the Board of Trustees, if circumstances develop that, in the opinion of the Board, make proceeding with the Plan inadvisable.

(b) If the transactions contemplated by this Plan have not been consummated by September 30, 2003, the Plan shall automatically terminate on that date, unless a later date is established.

(c) In the event of termination of this Plan pursuant to the provisions hereof, the same shall become void and have no further effect, and neither the Trust, the Acquired Fund nor the Acquiring Fund nor the Trust’s trustees, officers, or agents or the shareholders of the Acquired Fund or the Acquiring Fund shall have any liability in respect of this Plan.

(d) At any time prior to the Closing, any of the terms or conditions of this Plan may be waived by the Board of Trustees if, in the judgment of such Board of Trustees, such action or waiver will not have a material adverse effect on the benefits intended under this Plan to the shareholders of either the Acquired Fund or the Acquiring Fund.

(e) The respective representations and warranties contained in Sections 5 to 7 hereof shall expire with and be terminated by the Plan of Reorganization, and neither the Trust nor any of its officers, trustees, agents or shareholders nor the Funds nor any of their shareholders shall have any liability with respect to such representations or warranties after the Closing. This provision shall not protect any officer, trustee, agent or shareholder of either of the Funds or the Trust against any liability to the entity for which that officer, trustee, agent or shareholder so acts or to either of the Funds’ shareholders to which that officer, trustee, agent or shareholder would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties in the conduct of such office.

(f) If any order or orders of the U.S. Securities and Exchange Commission with respect to this Plan shall be issued prior to the Closing and shall impose any terms or conditions that are determined by action of the Board of Trustees of the Trust to be acceptable, such terms and conditions shall be binding as if a part of this Plan without further vote or approval of the shareholders of the Acquired Fund, unless such terms and conditions shall result in a change in the method of computing the number of the Acquiring Fund’s shares to be issued to Acquired Fund, in which event, unless such terms and conditions shall have been included in the proxy solicitation material furnished to the shareholders of the Acquired Fund prior to the Meeting, this Plan shall not be consummated and shall terminate unless the Trust shall promptly call a special meeting of the shareholders of the Acquired Fund at which such conditions so imposed shall be submitted for approval.

12.	Entire Agreement and Amendments.

This Plan embodies the entire agreement between the parties and there are no agreements, understandings, restrictions, or warranties relating to the transactions contemplated by this Plan other than those set forth herein or herein provided for. This Plan may be amended only by the Trust on behalf of the Funds. Neither this Plan nor any interest herein may be assigned without the prior written consent of the Trust on behalf of the Funds.

13.	Counterparts.

This Plan may be executed in any number of counterparts, each of which shall be deemed to be an original, but all such counterparts together shall constitute but one instrument.

14.	Notices.

Any notice, report, or demand required or permitted by any provision of this Plan shall be in writing and shall be deemed to have been given if delivered or mailed, first class postage prepaid, addressed to the Trust at One Franklin Parkway, San Mateo, California 94403, Attention: Secretary.

15.	Capacity.

A copy of the Trust’s Declaration of Trust is on file with the Secretary of The Commonwealth of Massachusetts, and notice is hereby given that this Plan is executed on behalf of the Trustees of the Trust as trustees and not individually, and that the obligations under this instrument are not binding upon any of the trustees, officers or shareholders of the Trust individually, but binding only upon the assets and property of the Acquired Fund and the Acquiring Fund.

16.	Governing Law.

This Plan shall be governed by and carried out in accordance with applicable Federal securities laws and the laws of the State of California, except that the provisions of Section 15 hereof shall be governed by the laws of The Commonwealth of Massachusetts.

IN WITNESS WHEREOF, Franklin Templeton Variable Insurance Products Trust, on behalf of the Funds, has caused this Plan to be executed on their behalf by its duly authorized officers, all as of the date and year first-above written.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST, on behalf of Franklin Aggressive Growth Securities Fund
Attest:

By:
Karen L. Skidmore Assistant Secretary		Murray L. Simpson Vice President and Secretary

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST, on behalf of Franklin Small Cap Fund
Attest:

By:
Karen L. Skidmore Assistant Secretary		Murray L. Simpson Vice President and Secretary

EXHIBIT B

FRANKLIN SMALL CAP FUND

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

SUPPLEMENT DATED AUGUST 15, 2003

TO THE PROSPECTUS DATED MAY 1, 2003

The prospectus is amended as follows:

1. In the performance chart on page FSC-3 of Class 2, the annual total return for the year 1998 is replaced with -0.98%.

2. The MANAGEMENT section on page FSC-5 is replaced with the following:

Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo CA 94403-1906, is the Fund’s investment manager.

MANAGEMENT TEAM    The team responsible for managing the Fund is:

Michael McCarthy, CFA SENIOR VICE PRESIDENT, ADVISERS	Mr. McCarthy has been a manager of the Fund since its inception, and has been with Franklin Templeton Investments since 1992.

Edward B. Jamieson EXECUTIVE VICE PRESIDENT, ADVISERS	Mr. Jamieson has been a manager of the Fund since its inception, and has been with Franklin Templeton Investments since 1987.

Aidan O’Connell VICE PRESIDENT, ADVISERS	Mr. O’Connell has been a manager of the Fund since 1998, and has been with Franklin Templeton Investments since 1998.

The Fund pays Advisers a fee for managing the Fund’s assets. For the fiscal year ended December 31, 2002, the management fee, before any reduction, was 0.53% of the Fund’s average daily net assets. Under an agreement by Advisers to reduce its fees to reflect reduced services resulting from the Fund’s investment in a Franklin Templeton money fund, the Fund paid 0.48% of its average daily net assets to Advisers for its services. This reduction is required by the Board and an SEC order.

3. In the FINANCIAL HIGHLIGHTS on page FSC-6, the rate of expenses to average net assets for the year 2002 is replaced with 1.04%.

Please keep this supplement for future reference.

Prospectus

Franklin Templeton

Variable Insurance

Products Trust

Class 1 Shares

As with all fund prospectuses, the SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

May 1, 2003

Information about Fund

account transactions

and services

Where to learn more about each Fund

F SMCAP-1 P03 05-03

Contents

Information about each Fund

you should know before

investing

FRANKLIN TEMPLETON VARIABLE

INSURANCE PRODUCTS TRUST

i	Overview

Individual Fund Description

FSC-1	Franklin Small Cap Fund

Additional Information, All Funds

1	Distributions and Taxes

FUND ACCOUNT INFORMATION

2	Buying Shares

2	Selling Shares

2	Exchanging Shares

2	Fund Account Policies

3	Questions

FOR MORE INFORMATION

Back Cover

Franklin Templeton

Variable Insurance Products Trust

Franklin Templeton Variable Insurance Products Trust (the Trust) currently consists of twenty-two (22) separate series (the Fund or Funds), offering a wide variety of investment choices. Each Fund has two classes of shares, Class 1 and Class 2. The Funds are only available as investment options in variable annuity or variable life insurance contracts. As not all Funds and classes are available under your contract, please consult the accompanying contract prospectus to find out which Funds and classes are available to you.

INVESTMENT CONSIDERATIONS

•	Each Fund has its own investment strategy and risk profile. Generally, the higher the expected rate of return, the greater the risk of loss. Although stocks historically have outperformed other asset classes over the long term, they tend to go up and down more than other types of investments in the shorter term. Bonds and other fixed income securities historically have achieved returns less than those of stocks, and with lower risk, although the value of fixed income investments can go up and down over the shorter term. Money market and other very short-term investments historically have achieved the lowest returns, with the lowest risk.

•	No single Fund can be a complete investment program; consider diversifying your Fund choices.

•	You should evaluate each Fund in relation to your personal financial situation, investment goals, and comfort with risk. Your investment representative can help you determine which Funds are right for you.

RISKS

•	There can be no assurance that any Fund will achieve its investment goal. Because each Fund is actively managed, it is subject to the risk of the manager’s judgment in the analysis and evaluation of securities selected for investment.

•	Because you could lose money by investing in a Fund, take the time to read each Fund description and consider all risks before investing.

•	All securities markets, interest rates, and currency valuations fluctuate, sometimes dramatically. Since no one can predict exactly how financial markets will perform, you may want to exercise patience and focus not on short-term market movements, but on your long-term investment goals.

•	Fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. Fund shares involve investment risks, including the possible loss of principal.

More detailed information about each Fund,

its investment policies, and its particular

risks can be found in the Trust’s Statement of

Additional Information (SAI). The SAI is

incorporated by reference into (which means it

legally is a part of) this Prospectus.

MANAGEMENT

The Funds’ investment managers and their affiliates manage over $254 billion in assets, as of February 28, 2003. In 1992, Franklin joined forces with Templeton, a pioneer in international investing. The Mutual Advisers organization became part of the Franklin Templeton organization four years later. In 2001, the Fiduciary Trust team, known for providing global investment management to institutions and high net worth clients worldwide, joined the organization. Today, Franklin Templeton Investments is one of the largest mutual fund organizations in the United States, and offers money management expertise spanning a variety of investment objectives.

i

Franklin Small Cap Fund

GOAL    The Fund’s investment goal is long-term capital growth.

MAIN INVESTMENTS    Under normal market conditions, the Fund will invest at least 80% of its net assets in investments of small capitalization (small cap) companies. Shareholders will be given at least 60 days’ advance notice of any change to this 80% policy. For this Fund, small-cap companies are those companies with market capitalization values not exceeding: (i) $1.5 billion; or (ii) the highest market capitalization value in the Russell 2000 Index; whichever is greater, at the time of purchase. That index consists of 2,000 small companies that have publicly traded securities. Market capitalization is defined as share price multiplied by the number of common stock shares outstanding. The Fund generally expects that the median market capitalization of its portfolio will significantly exceed that of the Russell 2000 Index. The manager may continue to hold an investment for further capital growth opportunities even if the company is no longer small cap. The Fund may invest substantially in the technology sector (including electronic technology, technology services, and health technology).

In addition to its main investments, the Fund may invest up to 20% of its net assets in investments of larger companies. When suitable opportunities are available, the Fund also may invest in initial public offerings (IPOs) of securities, and may invest a very small portion of its assets in private or illiquid securities, such as late stage venture capital financings. An equity security represents a proportionate share of the ownership of a company; its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions. Common and preferred stocks, and securities convertible into common stock are examples of equity securities.

PORTFOLIO SELECTION    The manager is a research driven, fundamental investor, pursuing a growth strategy. As a “bottom-up” investor focusing primarily on individual securities, the manager chooses companies that it believes are positioned for rapid growth in revenues, earnings or assets. The manager relies on a team of analysts to provide in-depth industry expertise and uses both qualitative and quantitative analysis to evaluate companies for distinct and sustainable competitive advantages. Advantages, such as a particular marketing or product niche, proven technology, and industry leadership are all factors the manager believes point to strong long-term growth potential.

TEMPORARY INVESTMENTS    When the manager believes market or economic conditions are unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the Fund’s assets in short-term investments, including cash or cash equivalents. Under these circumstances, the Fund may temporarily be unable to pursue its investment goal.

The Fund invests primarily in equity securities of small-cap U.S. companies.

FSC-1  Franklin Small Cap Fund - Class 1

The Fund’s main risks may affect the Fund’s share price, its distributions or income and, therefore, the Fund’s performance.

STOCKS    While stocks have historically outperformed other asset classes over the long term, they tend to fluctuate in value more dramatically than many other types of investments over the shorter term. These price movements may result from factors affecting individual companies, industries or securities markets. For example, a negative development regarding an individual company’s earnings, management or accounting practices can cause its stock price to decline, or a broad-based market drop can cause the stock prices of many companies to decline.

GROWTH STYLE INVESTING    Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Growth stocks also may be more volatile and expensive relative to their earnings or assets compared to value or other stocks.

SMALLER COMPANIES    While smaller companies, and to some extent mid-size companies, may offer opportunities for capital growth, they also have significant risk. Historically, smaller company securities, and to some extent mid size companies, have been more volatile in price and have fluctuated independently from larger company securities, especially over the short term. Smaller or relatively new companies can be particularly sensitive to changing economic conditions, including increases in interest rates because borrowing costs go up and it may be more difficult for them to obtain credit to expand, and their growth prospects may be less certain.

For example, smaller companies may lack depth of management or may have limited financial resources for growth or development. They may have limited product lines or market share. Smaller companies may be in new industries, or their new products or services may not find an established market or may rapidly become obsolete. Smaller companies’ securities may be less liquid which may adversely affect their price. Investments in these companies may be considered speculative.

IPOs issued by unseasoned companies with little or no operating history are risky and their prices are highly volatile. Attractive IPOs are often oversubscribed and may not be available to the Fund, or only in very limited quantities. Thus, when the Fund’s size is smaller, any gains from IPOs will have an exaggerated impact on the Fund’s reported performance than when the Fund is larger.

SECTOR FOCUS    By focusing on particular sectors from time to time, the Fund carries greater risk of adverse developments in a sector than a fund that always invests in a wide variety of sectors.

Technology Companies.    Technology company stocks have been subject to abrupt or erratic price movements, especially over the short term, due to the rapid pace of product change and development affecting such companies. Technology companies are subject to significant competitive pressures, such as new market entrants, aggressive pricing, and tight profit margins. Prices of technology company stocks often change collectively without regard to the merits of individual companies.

Electronic technology and technology services companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will rapidly become obsolete. These factors can affect the profitability of technology companies and, as a result, their value. In addition, because many Internet-related companies are in the emerging stage of development, they are particularly vulnerable to these risks.

Health technology companies may be affected by government regulatory requirements, regulatory approval for new drugs and medical products, patent considerations, product liability, and similar matters. In addition, this industry is characterized by competition and rapid technological developments which may make a company’s products or services obsolete in a short period of time.

More detailed information about the Fund, its policies, and risks can be found in the SAI.

Because the stocks the Fund holds fluctuate in price with market conditions, the value of your investments in the Fund will fluctuate as well. This means you could lose money over short or even extended periods.

FSC-2  Franklin Small Cap Fund - Class 1

This bar chart and table show the volatility of the Fund’s returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns from year to year over the past ten calendar years or since the Fund’s inception. The table shows how the Fund’s average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by the variable insurance contract for which the Fund is an investment option. If they had been included, the returns shown below would be lower.

AVERAGE ANNUAL TOTAL RETURNS

For the periods ended December 31, 2002

	1 Year	5 Years	Since Inception 11/01/95

Franklin Small Cap Fund - Class 1[1]	–28.52%	–0.23%	6.48%
S&P 500 Index[2]	–22.09%	–0.58%	7.63%
Russell 2500 Growth Index[2]	–29.10%	–3.19%	2.39%

Ongoing stock market volatility can significantly affect the Fund’s short-term performance; recent returns may differ.

1. All Fund performance assumes reinvestment of dividends and capital gains.

2. Source: Standard & Poor’s Micropal. The S&P 500® Index is an unmanaged group of widely held common stocks. The Russell 2500® Growth Index is an unmanaged index of 2,500 companies with small market capitalizations. Indexes include reinvested dividends and/or interest. One cannot invest directly in an index, nor is an index representative of the Fund’s investments.

FSC-3  Franklin Small Cap Fund - Class 1

FRANKLIN SMALL CAP FUND — CLASS 1

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by the variable insurance contract for which the Fund is an investment option. If they were included, the costs shown below would be higher. Investors should consult the contract prospectus or disclosure document for more information.

SHAREHOLDER FEES

(fees paid directly from your investment)

Class 1

Maximum sales charge (load) imposed on purchases	0.00%
Maximum deferred sales charge (load)	0.00%

ANNUAL FUND OPERATING EXPENSES

(expenses deducted from Fund assets)

	Class 1

Management fees	0.53%
Other expenses	0.31%

Total annual Fund operating expenses	0.84%

Management fee reduction[1]	(0.05%	)

Net annual Fund operating expenses[1]	0.79%

1. The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund’s investment in a Franklin Templeton money fund. This reduction is required by the Fund’s Board of Trustees (Board) and an order of the Securities and Exchange Commission (SEC).

EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 for the periods shown;

•	Your investment has a 5% return each year; and

•	The Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class 1	$81	$252	$439	$978

FSC-4  Franklin Small Cap Fund - Class 1

Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, California 94403-1906, is the Fund’s investment manager.

MANAGEMENT TEAM    The team responsible for the Fund’s management is:

Edward B. Jamieson	Mr. Jamieson has been a manager of the Fund since its inception in
EXECUTIVE VICE PRESIDENT, ADVISERS	1995, and has been with Franklin Templeton Investments since 1987.

Michael McCarthy, CFA	Mr. McCarthy has been a manager of the Fund since its inception in
SENIOR VICE PRESIDENT, ADVISERS	1995, and has been with Franklin Templeton Investments since 1992.

Aidan O’Connell	Mr. O’Connell has been a manager of the Fund since 1998,
VICE PRESIDENT, ADVISERS	and has been with Franklin Templeton Investments since 1998.

The Fund pays Advisers a fee for managing the Fund’s assets. For the fiscal year ended December 31, 2002, the management fee, before any reduction, was 0.53% of the Fund’s average daily net assets. Under an agreement by Advisers to reduce its fees to reflect reduced services resulting from the Fund’s investment in a Franklin Templeton money fund, the Fund paid 0.48% of its average daily net assets to Advisers for its services. This reduction is required by the Board and an SEC order.

FSC-5  Franklin Small Cap Fund - Class 1

The financial highlights table provides further details to help you understand the financial performance of Class 1 shares for the past five years or since the Fund’s inception. The table shows certain information on a single fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been audited by PricewaterhouseCoopers LLP, independent auditors. Their report, along with the financial statements, is included in the Fund’s Annual Report (available upon request).

Class 1	Year ended December 31,

	2002	2001	2000[1]	1999	1998

Per share data ($)
Net asset value, beginning of year	17.97	21.25	26.87	13.72	15.05

Net investment income[1]	(.02)	.09	.11	(.01)	.07
Net realized and unrealized gains (losses)	(5.09)	(3.28)	(3.81)	13.25	(.20)

Total from investment operations	(5.11)	(3.19)	(3.70)	13.24	(.13)

Distributions from net investment income	(.07)	(.09)	—	(.08)	(.01)
Distributions from net realized gains	—	—	(1.92)	(.01)	(1.19)

Total distributions	(.07)	(09)	(1.92)	(.09)	(1.20)

Net asset value, end of year	12.79	17.97	21.25	26.87	13.72

Total return (%)[2]	(28.52)	(15.02)	(14.60)	96.94	(.98)

Ratios/supplemental data
Net assets, end of year ($ x 1,000)	164,350	266,694	387,474	488,062	315,460
Ratios to average net assets: (%)
Expenses	.79	.76	.75	.77	.77
Net investment income	(.16)	.50	.42	(.05)	.51
Portfolio turnover rate (%)	29.59	37.94	19.49	39.49	53.01

1. Based on average shares outstanding effective year ended December 31, 1999.

2. Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If they had been included, total return would be lower. Total return is not annualized for periods less than one year.

FSC-6  Franklin Small Cap Fund - Class 1

Additional Information, All Funds

INCOME AND CAPITAL GAINS DISTRIBUTIONS Each Fund will declare as dividends substantially all of its net investment income. Except for the Franklin Money Market Fund, each Fund typically pays dividends from net investment income and net capital gains, if any, at least annually. Dividends or distributions by the Funds will reduce the per share net asset value (NAV) by the per share amount paid.

The Franklin Money Market Fund declares a dividend each day the Fund’s NAV is calculated, equal to all of its daily net income, payable as of the close of business the preceding day. The amount of dividend may fluctuate from day to day and may be omitted on some days, depending on changes in the factors that comprise the Fund’s net income.

Dividends paid by a Fund will be automatically reinvested in additional shares of that Fund or, if requested, paid in cash to the insurance company shareholder.

TAX CONSIDERATIONS    The tax consequences for contract owners from their investment in variable annuity or variable life insurance contracts will depend on the provisions of these contracts. Contract owners should consult the accompanying contract prospectus for more information on these tax consequences.

1 Franklin Templeton Variable Insurance Products Trust

Fund Account Information

Shares of each Fund are sold at net asset value (NAV) to insurance company separate accounts and to qualified pension and retirement plans. The Funds correspond with investment options for variable annuity or variable life insurance contracts and qualified pension and retirement plans. The Trusts’ Board of Trustees (Board) monitors the Funds for the existence of any material irreconcilable conflicts of interest between the two different types of contract owners. If there were any such conflicts, the Board will determine what action, if any, shall be taken in response.

Contract owners’ payments will be allocated by the insurance company separate account to purchase shares of the Fund chosen by the contract owner, and are subject to any limits or conditions in the contract. Requests to buy shares are processed at the NAV next calculated after we receive the request in proper form. The Funds do not issue share certificates.

Each insurance company shareholder sells shares of the applicable Fund to make benefit or surrender payments or to execute exchanges (transfers) between investment options under the terms of its contracts. Requests to sell shares are processed at the NAV next calculated after the Fund receives the request in proper form.

Contract owners may exchange interests in sub-accounts of an insurance company separate account that corresponds with shares of any one class or Fund for interests in sub-accounts that correspond with shares of other classes or Funds, subject to the terms and any specific limitations on the exchange (or “transfer”) privilege described in the contract prospectus.

Frequent exchanges or excessive trading can harm performance and interfere with Fund portfolio management or operations and increase Fund costs. To protect shareholders, there are limits on the number and amount of Fund exchanges that may be made (please see “Market Timers” below).

CALCULATING SHARE PRICE    The Funds calculate their NAV per share each business day at the close of trading on the New York Stock Exchange (normally 1:00 p.m. Pacific time). Each class’ NAV is calculated by dividing its net assets by the number of its shares outstanding.

The Funds’ assets are generally valued at their market value, except that the Franklin Money Market Fund’s assets are generally valued at their amortized cost. If market prices are unavailable, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued at their fair value. If a Fund holds securities listed primarily on a  foreign exchange that trades on days when the Fund is not open for business, the value of the shares may change on days that the insurance company shareholders cannot buy or sell shares.

Requests to buy and sell shares are processed on any day the Funds are open for business at the NAV next calculated after the Fund receives the request in proper form.

STATEMENTS AND REPORTS    Contract owners will receive the Funds’ financial reports every six months from their insurance company.

2 Franklin Templeton Variable Insurance Products Trust

MARKET TIMERS    Market timing—short-term or excessive trading or other abusive trading practices—may disrupt portfolio management strategies or Fund operations, increase Fund costs, and harm Fund performance. As a result, the Funds may restrict or refuse investments by market timers. The following Funds currently do not allow investments by market timers: Franklin Aggressive Growth Securities Fund, Franklin Global Communications Securities Fund, Franklin High Income Fund, Franklin Income Securities Fund, Franklin Large Cap Growth Securities Fund, Franklin Rising Dividends Securities Fund, Franklin Small Cap Fund, Franklin Small Cap Value Securities Fund, Mutual Discovery Securities Fund, Mutual Shares Securities Fund, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund, Templeton Global Asset Allocation Fund and Templeton Growth Securities Fund.

You may be considered a market timer if you have (i) requested an exchange or redemption out of the Fund within two weeks of an earlier exchange or purchase request, or (ii) exchanged or redeemed shares out of the Fund more than twice in a calendar quarter, or (iii) exchanged or redeemed shares equal to at least $5 million, or more than 1% of the Fund’s net assets, or (iv) otherwise seem to follow a timing pattern. Accounts under common ownership or control are combined for these limits.

ADDITIONAL POLICIES    Please note that the Funds maintain additional policies and reserve certain rights, including:

•	Each Fund may refuse any order to buy shares.

•	At any time, the Funds may establish or change investment minimums.

•	The Funds may modify or discontinue the exchange privilege on 60 days’ notice to insurance company shareholders.

•	You may only buy shares of the Funds eligible for sale in your state or jurisdiction.

•	In unusual circumstances, we may temporarily suspend redemptions, or postpone the payment of proceeds, as allowed by federal securities laws.

•	To permit investors to obtain the current price, insurance companies are responsible for transmitting all orders to the Fund promptly.

SHARE CLASSES    Each Fund has two classes of shares, Class 1 and Class 2. Each class is identical except that Class 2 has a distribution plan or “rule 12b-1” plan which is described in prospectuses offering Class 2 shares.

More detailed information about the Trust and the Funds’ account policies can be found in the Funds’ Statement of Additional Information. If you have any questions about the Funds, you can write to us at One Franklin Parkway, P.O. Box 7777, San Mateo, CA 94403-7777. You can also call us at 1-800/321-8563. For your protection and to help ensure we provide you with quality service, all calls may be monitored or recorded.

3 Franklin Templeton Variable Insurance Products Trust

For More Information

The Funds of Franklin Templeton Variable Insurance Products Trust (the Trust) are generally only available as investment options in variable annuity or variable life insurance contracts. Please consult the accompanying contract prospectus for information about the terms of an investment in a contract.

You can learn more about the Fund in the following documents:

ANNUAL/SEMIANNUAL FUND REPORTS TO SHAREHOLDERS

Includes a discussion of recent market conditions and investment strategies, financial statements, detailed performance information, Fund holdings, and (in the Annual Report only) the auditor’s report.

STATEMENT OF ADDITIONAL INFORMATION

Contains more information about the Funds, their investments, policies, and risks. It is incorporated by reference into (which means it is legally a part of) this prospectus.

For a free copy of the current annual/semiannual report or the SAI, please contact your investment representative or call us at the number below.

Franklin® Templeton® Investments

1-800/321-8563

You also can obtain information about the Funds by visiting the SEC’s Public Reference Room in Washington, DC (phone 1-202/942-8090) or the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. You can obtain copies of this information, after paying a duplicating fee, by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102 or by electronic request at the following E-mail address: publicinfo@sec.gov.

Investment Company Act file #811-5479

FRANKLIN SMALL CAP FUND

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

SUPPLEMENT DATED AUGUST 15, 2003

TO THE PROSPECTUS DATED MAY 1, 2003

The prospectus is amended as follows:

1. In the performance chart on page FSC-3 of Class 2, the annual total return for the year 1998 is replaced with -0.98%.

2. The MANAGEMENT section on page FSC-5 is replaced with the following:

Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo CA 94403-1906, is the Fund’s investment manager.

MANAGEMENT TEAM    The team responsible for managing the Fund is:

Michael McCarthy, CFA SENIOR VICE PRESIDENT, ADVISERS	Mr. McCarthy has been a manager of the Fund since its inception, and has been with Franklin Templeton Investments since 1992.

Edward B. Jamieson EXECUTIVE VICE PRESIDENT, ADVISERS	Mr. Jamieson has been a manager of the Fund since its inception, and has been with Franklin Templeton Investments since 1987.

Aidan O’Connell VICE PRESIDENT, ADVISERS	Mr. O’Connell has been a manager of the Fund since 1998, and has been with Franklin Templeton Investments since 1998.

The Fund pays Advisers a fee for managing the Fund’s assets. For the fiscal year ended December 31, 2002, the management fee, before any reduction, was 0.53% of the Fund’s average daily net assets. Under an agreement by Advisers to reduce its fees to reflect reduced services resulting from the Fund’s investment in a Franklin Templeton money fund, the Fund paid 0.48% of its average daily net assets to Advisers for its services. This reduction is required by the Board and an SEC order.

3. In the FINANCIAL HIGHLIGHTS on page FSC-6, the rate of expenses to average net assets for the year 2002 is replaced with 1.04%.

Please keep this supplement for future reference.

Prospectus

Franklin Templeton

Variable Insurance

Products Trust

Class 2 Shares

As with all fund prospectuses, the SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

May 1, 2003

Information about each Fund

you should know before

investing

Information about Fund

account transactions

and services

Where to learn more about each Fund

F SMCAP-2 P03 05-03

Contents

FRANKLIN TEMPLETON VARIABLE

INSURANCE PRODUCTS TRUST

i	Overview

Individual Fund Description

FSC-1	Franklin Small Cap Fund

Additional Information, All Funds

1	Distributions and Taxes

FUND ACCOUNT INFORMATION

2	Buying Shares

2	Selling Shares

2	Exchanging Shares

2	Fund Account Policies

3	Questions

FOR MORE INFORMATION

Back Cover

Franklin Templeton

Variable Insurance Products Trust

Franklin Templeton Variable Insurance Products Trust (the Trust) currently consists of twenty-two (22) separate series (the Fund or Funds), offering a wide variety of investment choices. Each Fund has two classes of shares, Class 1 and Class 2. The Funds are only available as investment options in variable annuity or variable life insurance contracts. As not all Funds and classes are available under your contract, please consult the accompanying contract prospectus to find out which Funds and classes are available to you.

INVESTMENT CONSIDERATIONS

•	Each Fund has its own investment strategy and risk profile. Generally, the higher the expected rate of return, the greater the risk of loss. Although stocks historically have outperformed other asset classes over the long term, they tend to go up and down more than other types of investments in the shorter term. Bonds and other fixed income securities historically have achieved returns less than those of stocks, and with lower risk, although the value of fixed income investments can go up and down over the shorter term. Money market and other very short-term investments historically have achieved the lowest returns, with the lowest risk.

•	No single Fund can be a complete investment program; consider diversifying your Fund choices.

•	You should evaluate each Fund in relation to your personal financial situation, investment goals, and comfort with risk. Your investment representative can help you determine which Funds are right for you.

RISKS

•	There can be no assurance that any Fund will achieve its investment goal. Because each Fund is actively managed, it is subject to the risk of the manager’s judgment in the analysis and evaluation of securities selected for investment.

•	Because you could lose money by investing in a Fund, take the time to read each Fund description and consider all risks before investing.

•	All securities markets, interest rates, and currency valuations fluctuate, sometimes dramatically. Since no one can predict exactly how financial markets will perform, you may want to exercise patience and focus not on short-term market movements, but on your long-term investment goals.

•	Fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. Fund shares involve investment risks, including the possible loss of principal.

More detailed information about each Fund,

its investment policies, and its particular

risks can be found in the Trust’s Statement of

Additional Information (SAI). The SAI is

incorporated by reference into (which means it

legally is a part of) this Prospectus.

MANAGEMENT

The Funds’ investment managers and their affiliates manage over $254 billion in assets, as of February 28, 2003. In 1992, Franklin joined forces with Templeton, a pioneer in international investing. The Mutual Advisers organization became part of the Franklin Templeton organization four years later. In 2001, the Fiduciary Trust team, known for providing global investment management to institutions and high net worth clients worldwide, joined the organization. Today, Franklin Templeton Investments is one of the largest mutual fund organizations in the United States, and offers money management expertise spanning a variety of investment objectives.

i

Franklin Small Cap Fund

GOAL    The Fund’s investment goal is long-term capital growth.

MAIN INVESTMENTS    Under normal market conditions, the Fund will invest at least 80% of its net assets in investments of small capitalization (small cap) companies. Shareholders will be given at least 60 days’ advance notice of any change to this 80% policy. For this Fund, small-cap companies are those companies with market capitalization values not exceeding: (i) $1.5 billion; or (ii) the highest market capitalization value in the Russell 2000 Index; whichever is greater, at the time of purchase. That index consists of 2,000 small companies that have publicly traded securities. Market capitalization is defined as share price multiplied by the number of common stock shares outstanding. The Fund generally expects that the median market capitalization of its portfolio will significantly exceed that of the Russell 2000 Index. The manager may continue to hold an investment for further capital growth opportunities even if the company is no longer small cap. The Fund may invest substantially in the technology sector (including electronic technology, technology services, and health technology).

In addition to its main investments, the Fund may invest up to 20% of its net assets in investments of larger companies. When suitable opportunities are available, the Fund also may invest in initial public offerings (IPOs) of securities, and may invest a very small portion of its assets in private or illiquid securities, such as late stage venture capital financings. An equity security represents a proportionate share of the ownership of a company; its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions. Common and preferred stocks, and securities convertible into common stock are examples of equity securities.

PORTFOLIO SELECTION    The manager is a research driven, fundamental investor, pursuing a growth strategy. As a “bottom-up” investor focusing primarily on individual securities, the manager chooses companies that it believes are positioned for rapid growth in revenues, earnings or assets. The manager relies on a team of analysts to provide in-depth industry expertise and uses both qualitative and quantitative analysis to evaluate companies for distinct and sustainable competitive advantages. Advantages, such as a particular marketing or product niche, proven technology, and industry leadership are all factors the manager believes point to strong long-term growth potential.

TEMPORARY INVESTMENTS    When the manager believes market or economic conditions are unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the Fund’s assets in short-term investments, including cash or cash equivalents. Under these circumstances, the Fund may temporarily be unable to pursue its investment goal.

The Fund invests primarily in equity securities of small-cap U.S. companies.

FSC-1  Franklin Small Cap Fund - Class 2

The Fund’s main risks may affect the Fund’s share price, its distributions or income and, therefore, the Fund’s performance.

STOCKS    While stocks have historically outperformed other asset classes over the long term, they tend to fluctuate in value more dramatically than many other types of investments over the shorter term. These price movements may result from factors affecting individual companies, industries or securities markets. For example, a negative development regarding an individual company’s earnings, management or accounting practices can cause its stock price to decline, or a broad-based market drop can cause the stock prices of many companies to decline.

GROWTH STYLE INVESTING    Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Growth stocks also may be more volatile and expensive relative to their earnings or assets compared to value or other stocks.

SMALLER COMPANIES    While smaller companies, and to some extent mid-size companies, may offer opportunities for capital growth, they also have significant risk. Historically, smaller company securities, and to some extent mid size companies, have been more volatile in price and have fluctuated independently from larger company securities, especially over the short term. Smaller or relatively new companies can be particularly sensitive to changing economic conditions, including increases in interest rates because borrowing costs go up and it may be more difficult for them to obtain credit to expand, and their growth prospects may be less certain.

For example, smaller companies may lack depth of management or may have limited financial resources for growth or development. They may have limited product lines or market share. Smaller companies may be in new industries, or their new products or services may not find an established market or may rapidly become obsolete. Smaller companies’ securities may be less liquid which may adversely affect their price. Investments in these companies may be considered speculative.

IPOs issued by unseasoned companies with little or no operating history are risky and their prices are highly volatile. Attractive IPOs are often oversubscribed and may not be available to the Fund, or only in very limited quantities. Thus, when the Fund’s size is smaller, any gains from IPOs will have an exaggerated impact on the Fund’s reported performance than when the Fund is larger.

SECTOR FOCUS    By focusing on particular sectors from time to time, the Fund carries greater risk of adverse developments in a sector than a fund that always invests in a wide variety of sectors.

Technology Companies.    Technology company stocks have been subject to abrupt or erratic price movements, especially over the short term, due to the rapid pace of product change and development affecting such companies. Technology companies are subject to significant competitive pressures, such as new market entrants, aggressive pricing, and tight profit margins. Prices of technology company stocks often change collectively without regard to the merits of individual companies.

Electronic technology and technology services companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will rapidly become obsolete. These factors can affect the profitability of technology companies and, as a result, their value. In addition, because many Internet-related companies are in the emerging stage of development, they are particularly vulnerable to these risks.

Health technology companies may be affected by government regulatory requirements, regulatory approval for new drugs and medical products, patent considerations, product liability, and similar matters. In addition, this industry is characterized by competition and rapid technological developments which may make a company’s products or services obsolete in a short period of time.

More detailed information about the Fund, its policies, and risks can be found in the SAI.

Because the stocks the Fund holds fluctuate in price with market conditions, the value of your investments in the Fund will fluctuate as well. This means you could lose money over short or even extended periods.

FSC-2  Franklin Small Cap Fund - Class 2

This bar chart and table show the volatility of the Fund’s returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns from year to year over the past ten calendar years or since the Fund’s inception. The table shows how the Fund’s average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by the variable insurance contract for which the Fund is an investment option. If they had been included, the returns shown below would be lower.

AVERAGE ANNUAL TOTAL RETURNS

For the periods ended December 31, 2002

	1 Year	5 Years	Since Inception 11/01/95

Franklin Small Cap Fund - Class 2¹	–28.68%	0.03%	6.34%
S&P 500 Index²	–22.09%	–0.58%	7.63%
Russell 2500 Growth Index²	–29.10%	–3.19%	2.39%

Ongoing stock market volatility can significantly affect the Fund’s short-term performance; recent returns may differ.

1. All Fund performance assumes reinvestment of dividends and capital gains. Because Class 2 shares were not offered until 1/6/99, Class 2 Fund performance for prior periods represents the historical results of Class 1 shares. For periods beginning on 1/6/99, Class 2’s results reflect an additional 12b-1 fee expense, which also affects future performance.

2. Source: Standard & Poor’s Micropal. The S&P 500® Index is an unmanaged group of widely held common stocks. The Russell 2500® Growth Index is an unmanaged index of 2,500 companies with small market capitalizations. Indexes include reinvested dividends and/or interest. One cannot invest directly in an index, nor is an index representative of the Fund’s investments.

FSC-3 Franklin Small Cap Fund - Class 2

FRANKLIN SMALL CAP FUND - CLASS 2

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by the variable insurance contract for which the Fund is an investment option. If they were included, your costs would be higher. Investors should consult the contract prospectus or disclosure document for more information.

SHAREHOLDER FEES

(fees paid directly from your investment)

Class 2

Maximum sales charge (load) imposed on purchases	0.00%
Maximum deferred sales charge (load)	0.00%

ANNUAL FUND OPERATING EXPENSES

(expenses deducted from Fund assets)

Class 2

Management fees	0.53%
Distribution and service (12b-1) fees[1]	0.25%
Other expenses	0.31%

Total annual Fund operating expenses	1.09%

Management fee reduction[2]	(0.05)%

Net annual Fund operating expenses[2]	1.04%

1. While the maximum amount payable under the Fund’s Class 2 rule 12b-1 plan is 0.35% per year of the Fund’s average daily net assets, the Fund’s Board of Trustees (Board) has set the current rate at 0.25% per year.

2. The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund’s investment in a Franklin Templeton money fund. This reduction is required by the Board and an order of the Securities and Exchange Commission (SEC).

EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 for the periods shown;

•	Your investment has a 5% return each year; and

•	The Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class 2	$106	$331	$574	$1,271

FSC-4 Franklin Small Cap Fund - Class 2

Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, California 94403-1906, is the Fund’s investment manager.

MANAGEMENT TEAM    The team responsible for the Fund’s management is:

Edward B. Jamieson	Mr. Jamieson has been a manager of the Fund since its inception in
EXECUTIVE VICE PRESIDENT, ADVISERS	1995, and has been with Franklin Templeton Investments since 1987.

Michael McCarthy, CFA	Mr. McCarthy has been a manager of the Fund since its inception in
SENIOR VICE PRESIDENT, ADVISERS	1995, and has been with Franklin Templeton Investments since 1992.

Aidan O’Connell	Mr. O’Connell has been a manager of the Fund since 1998,
VICE PRESIDENT, ADVISERS	and has been with Franklin Templeton Investments since 1998.

The Fund pays Advisers a fee for managing the Fund’s assets. For the fiscal year ended December 31, 2002, the management fee, before any reduction, was 0.53% of the Fund’s average daily net assets. Under an agreement by Advisers to reduce its fees to reflect reduced services resulting from the Fund’s investment in a Franklin Templeton money fund, the Fund paid 0.48% of its average daily net assets to Advisers for its services. This reduction is required by the Board and an SEC order.

FSC-5  Franklin Small Cap Fund - Class 2

The financial highlights table provides further details to help you understand the financial performance of  Class 2 shares for the past five years or since the Fund’s inception. The table shows certain information on a single Fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been audited by PricewaterhouseCoopers LLP, independent auditors. Their report, along with the financial statements, is included in the Fund’s Annual Report (available upon request).

Class 2	Year ended December 31,

	2002	2001	2000	1999³

Per share data ($)
Net asset value, beginning of year	17.85	21.14	26.80	14.25

Net investment gains (losses)¹	(.06)	.03	.12	(.04)
Net realized and unrealized gains (losses)	(5.05)	(3.25)	(3.86)	12.68

Total from investment operations	(5.11)	(3.22)	(3.74)	12.64

Distributions from net investment income	(.04)	(.07)	—	(.08)
Distributions from net realized gains	—	—	(1.92)	(.01)

Total distributions	(.04)	(.07)	(1.92)	(.09)

Net asset value, end of year	12.70	17.85	21.14	26.80

Total return (%)²	(28.68)	(15.25)	(14.76)	89.05

Ratios/supplemental data
Net assets, end of year ($ x 1,000)	415,952	401,663	301,420	6,156
Ratios to average net assets: (%)
Expenses	104	1.01	1.00	1.02 [4]
Net investment income (loss)	(.41)	.19	.49	(.18)[4]
Portfolio turnover rate (%)	29.59	37.94	19.49	39.49

1. Based on average shares outstanding.

2. Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contractions for which the Fund serves as an underlying investment vehicle. If they had been included, total return would be lower. Total return is not annualized for periods less than one year.

3. For the period January 6, 1999 (effective date) to December 31, 1999.

4. Annualized.

FSC-6 Franklin Small Cap Fund - Class 2

Additional Information, All Funds

INCOME AND CAPITAL GAINS DISTRIBUTIONS Each Fund will declare as dividends substantially all of its net investment income. Except for the Franklin Money Market Fund, each Fund typically pays dividends from net investment income and net capital gains, if any, at least annually. Dividends or distributions by the Funds will reduce the per share net asset value (NAV) by the per share amount paid.

The Franklin Money Market Fund declares a dividend each day the Fund’s NAV is calculated, equal to all of its daily net income, payable as of the close of business the preceding day. The amount of dividend may fluctuate from day to day and may be omitted on some days, depending on changes in the factors that comprise the Fund’s net income.

Dividends paid by a Fund will be automatically reinvested in additional shares of that Fund or, if requested, paid in cash to the insurance company shareholder.

TAX CONSIDERATIONS    The tax consequences for contract owners from their investment in variable annuity or variable life insurance contracts will depend on the provisions of these contracts. Contract owners should consult the accompanying contract prospectus for more information on these tax consequences.

1 Franklin Templeton Variable Insurance Products Trust

Fund Account Information

Shares of each Fund are sold at net asset value (NAV) to insurance company separate accounts and to qualified pension and retirement plans. The Funds correspond with investment options for variable annuity or variable life insurance contracts and qualified pension and retirement plans. The Trusts’ Board of Trustees (Board) monitors the Funds for the existence of any material irreconcilable conflicts of interest between the two different types of contract owners. If there were any such conflicts, the Board will determine what action, if any, shall be taken in response.

Contract owners’ payments will be allocated by the insurance company separate account to purchase shares of the Fund chosen by the contract owner, and are subject to any limits or conditions in the contract. Requests to buy shares are processed at the NAV next calculated after we receive the request in proper form. The Funds do not issue share certificates.

Each insurance company shareholder sells shares of the applicable Fund to make benefit or surrender payments or to execute exchanges (transfers) between investment options under the terms of its contracts. Requests to sell shares are processed at the NAV next calculated after the Fund receives the request in proper form.

Contract owners may exchange interests in sub-accounts of an insurance company separate account that corresponds with shares of any one class or Fund for interests in sub-accounts that correspond with shares of other classes or Funds, subject to the terms and any specific limitations on the exchange (or “transfer”) privilege described in the contract prospectus.

Frequent exchanges or excessive trading can harm performance and interfere with Fund portfolio management or operations and increase Fund costs. To protect shareholders, there are limits on the number and amount of Fund exchanges that may be made (please see “Market Timers” below).

CALCULATING SHARE PRICE    The Funds calculate their NAV per share each business day at the close of trading on the New York Stock Exchange (normally 1:00 p.m. Pacific time). Each class’ NAV is calculated by dividing its net assets by the number of its shares outstanding.

The Funds’ assets are generally valued at their market value, except that the Franklin Money Market Fund’s assets are generally valued at their amortized cost. If market prices are unavailable, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued at their fair value. If a Fund holds securities listed primarily on a  foreign exchange that trades on days when the Fund is not open for business, the value of the shares may change on days that the insurance company shareholders cannot buy or sell shares.

Requests to buy and sell shares are processed on any day the Funds are open for business at the NAV next calculated after the Fund receives the request in proper form.

STATEMENTS AND REPORTS    Contract owners will receive the Funds’ financial reports every six months from their insurance company.

2 Franklin Templeton Variable Insurance Products Trust

MARKET TIMERS    Market timing—short-term or excessive trading or other abusive trading practices—may disrupt portfolio management strategies or Fund operations, increase Fund costs, and harm Fund performance. As a result, the Funds may restrict or refuse investments by market timers. The following Funds currently do not allow investments by market timers: Franklin Aggressive Growth Securities Fund, Franklin Global Communications Securities Fund, Franklin High Income Fund, Franklin Income Securities Fund, Franklin Large Cap Growth Securities Fund, Franklin Rising Dividends Securities Fund, Franklin Small Cap Fund, Franklin Small Cap Value Securities Fund, Mutual Discovery Securities Fund, Mutual Shares Securities Fund, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund, Templeton Global Asset Allocation Fund and Templeton Growth Securities Fund.

You may be considered a market timer if you have (i) requested an exchange or redemption out of the Fund within two weeks of an earlier exchange or purchase request, or (ii) exchanged or redeemed shares out of the Fund more than twice in a calendar quarter, or (iii) exchanged or redeemed shares equal to at least $5 million, or more than 1% of the Fund’s net assets, or (iv) otherwise seem to follow a timing pattern. Accounts under common ownership or control are combined for these limits.

ADDITIONAL POLICIES    Please note that the Funds maintain additional policies and reserve certain rights, including:

•	Each Fund may refuse any order to buy shares.

•	At any time, the Funds may establish or change investment minimums.

•	The Funds may modify or discontinue the exchange privilege on 60 days’ notice to insurance company shareholders.

•	You may only buy shares of the Funds eligible for sale in your state or jurisdiction.

•	In unusual circumstances, we may temporarily suspend redemptions, or postpone the payment of proceeds, as allowed by federal securities laws.

•	To permit investors to obtain the current price, insurance companies are responsible for transmitting all orders to the Fund promptly.

SHARE CLASSES    Each Fund has two classes of shares, Class 1 and Class 2. Each class is identical except that Class 2 has a distribution plan or “rule 12b-1” plan which is described below.

Distribution and service (12b-1) fees. Class 2 has a distribution plan, sometimes known as a rule 12b-1 plan, that allows the Funds to pay distribution fees to those who sell and distribute Class 2 shares and provide services to shareholders and contract owners. Because these fees are paid out of Class 2’s assets on an on-going basis, over time these fees will increase the cost of an investment, and may cost you more than paying other types of sales charges. While the maximum amount payable under most Funds’ Class 2 rule 12b-1 plan is 0.35% per year of a Fund’s average net assets, the Board of Trustees has set the current rate at 0.25%. However, Franklin Strategic Income Securities Fund, Templeton Global Asset Allocation Fund, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund and Templeton Global Income Securities Fund each have a maximum rule 12b-1 plan fee of 0.25% per year. A portion of the fees payable to Franklin Templeton Distributors, Inc. (Distributors) or others under the rule 12b-1 plan may be retained by Distributors for distribution expenses.

More detailed information about the Trust and the Funds’ account policies can be found in the Funds’ Statement of Additional Information. If you have any questions about the Funds, you can write to us at One Franklin Parkway, P.O. Box 7777, San Mateo, CA 94403-7777. You can also call us at 1-800/321-8563. For your protection and to help ensure we provide you with quality service, all calls may be monitored or recorded.

3 Franklin Templeton Variable Insurance Products Trust

For More Information

The Funds of Franklin Templeton Variable Insurance Products Trust (the Trust) are generally only available as investment options in variable annuity or variable life insurance contracts. Please consult the accompanying contract prospectus for information about the terms of an investment in a contract.

You can learn more about the Fund in the following documents:

ANNUAL/SEMIANNUAL FUND REPORTS TO SHAREHOLDERS

Includes a discussion of recent market conditions and investment strategies, financial statements, detailed performance information, Fund holdings, and (in the Annual Report only) the auditor’s report.

STATEMENT OF ADDITIONAL INFORMATION

Contains more information about the Funds, their investments, policies, and risks. It is incorporated by reference into (which means it is legally a part of) this prospectus.

For a free copy of the current annual/semiannual report or the SAI, please contact your investment representative or call us at the number below.

Franklin® Templeton® Investments

1-800/321-8563

You also can obtain information about the Funds by visiting the SEC’s Public Reference Room in Washington, DC (phone 1-202/942-8090) or the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. You can obtain copies of this information, after paying a duplicating fee, by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102 or by electronic request at the following E-mail address: publicinfo@sec.gov.

Investment Company Act file #811-5479

EXHIBIT C

FRANKLIN AGGRESSIVE GROWTH SECURITIES FUND

(Franklin Templeton Variable Insurance Products Trust)

SUPPLEMENT DATED NOVEMBER 18, 2003

TO THE PROSPECTUS DATED MAY 1, 2003

The prospectus is amended by adding the following language:

On November 18, 2003, the Board of Trustees of Franklin Templeton Variable Insurance Products Trust (the Trust) approved a proposal whereby the assets of Franklin Aggressive Growth Securities Fund (Fund) will be acquired by, and in exchange for, shares of Franklin Small Cap Fund, another series of the Trust (Reorganization). If approved by Fund shareholders, the Reorganization is expected to be completed on or about April 30, 2004. It is anticipated that in January of 2004, Fund contract owners of record on December 29, 2003, will receive a voting instruction card requesting their instructions to the insurance company shareholders on the Reorganization. A proxy statement, which explains the details of the Reorganization, will accompany the voting instruction card. The Fund will close to new investments, including exchanges into the Fund, effective after the close of business on April 23, 2004.

Please keep this supplement for future reference.

FGA P1103

Prospectus

Franklin Templeton

Variable Insurance

Products Trust

Class 1 Shares

As with all fund prospectuses, the SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

May 1, 2003

Information about each Fund

you should know before

investing

Information about Fund

account transactions

and services

Where to learn more about each Fund

F AGG-1 P03 05-03 CLASS 1

Contents

FRANKLIN TEMPLETON VARIABLE

INSURANCE PRODUCTS TRUST

i	Overview

Individual Fund Descriptions

FA-1	Franklin Aggressive Growth Securities Fund

Additional Information, All Funds

1	Distributions and Taxes

FUND ACCOUNT INFORMATION

2	Buying Shares

2	Selling Shares

2	Exchanging Shares

2	Fund Account Policies

3	Questions

FOR MORE INFORMATION

Back Cover

Franklin Templeton

Variable Insurance Products Trust

Franklin Templeton Variable Insurance Products Trust (the Trust) currently consists of twenty-two (22) separate series (the Fund or Funds), offering a wide variety of investment choices. Each Fund has two classes of shares, Class 1 and Class 2. The Funds are only available as investment options in variable annuity or variable life insurance contracts. As not all Funds and classes are available under your contract, please consult the accompanying contract prospectus to find out which Funds and classes are available to you.

INVESTMENT CONSIDERATIONS

•	Each Fund has its own investment strategy and risk profile. Generally, the higher the expected rate of return, the greater the risk of loss. Although stocks historically have outperformed other asset classes over the long term, they tend to go up and down more than other types of investments in the shorter term. Bonds and other fixed income securities historically have achieved returns less than those of stocks, and with lower risk, although the value of fixed income investments can go up and down over the shorter term. Money market and other very short-term investments historically have achieved the lowest returns, with the lowest risk.

•	No single Fund can be a complete investment program; consider diversifying your Fund choices.

•	You should evaluate each Fund in relation to your personal financial situation, investment goals, and comfort with risk. Your investment representative can help you determine which Funds are right for you.

RISKS

•	There can be no assurance that any Fund will achieve its investment goal. Because each Fund is actively managed, it is subject to the risk of the manager’s judgment in the analysis and evaluation of securities selected for investment.

•	Because you could lose money by investing in a Fund, take the time to read each Fund description and consider all risks before investing.

•	All securities markets, interest rates, and currency valuations fluctuate, sometimes dramatically. Since no one can predict exactly how financial markets will perform, you may want to exercise patience and focus not on short-term market movements, but on your long-term investment goals.

•	Fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. Fund shares involve investment risks, including the possible loss of principal.

More detailed information about each Fund,

its investment policies, and its particular

risks can be found in the Trust’s Statement of

Additional Information (SAI). The SAI is

incorporated by reference into (which means it

legally is a part of) this Prospectus.

MANAGEMENT

The Funds’ investment managers and their affiliates manage over $254 billion in assets, as of February 28, 2003. In 1992, Franklin joined forces with Templeton, a pioneer in international investing. The Mutual Advisers organization became part of the Franklin Templeton organization four years later. In 2001, the Fiduciary Trust team, known for providing global investment management to institutions and high net worth clients worldwide, joined the organization. Today, Franklin Templeton Investments is one of the largest mutual fund organizations in the United States, and offers money management expertise spanning a variety of investment objectives.

i

Franklin Aggressive Growth Securities Fund

GOAL    The Fund’s investment goal is capital appreciation.

MAIN INVESTMENTS    Under normal market conditions, the Fund will invest mainly in equity securities of companies demonstrating accelerating growth, increasing profitability, or above-average growth or growth potential as compared with the overall economy. An equity security represents a proportionate share of the ownership of a company; its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions. Common and preferred stocks, and securities convertible into common stock are examples of equity securities.

The Fund may invest in companies of any size, and may invest a substantial portion of its assets in smaller companies. When suitable opportunities are available, the Fund also may invest in initial public offerings of securities, and may invest a very small portion of its assets in private or illiquid securities, such as late stage venture capital financings.

Although the Fund seeks investments across a large number of sectors, because the Fund looks for companies that the manager believes have exceptional growth potential, it may, at times, invest substantially in the companies within one sector. For that reason, the Fund expects to have substantial positions in the technology sector (including electronic technology, technology services and health technology).

PORTFOLIO SELECTION    The manager is a research driven, fundamental investor, pursuing an aggressive growth strategy. As a “bottom-up” investor focusing primarily on individual securities, the manager chooses companies that it believes are positioned for rapid growth in revenues, earnings or assets. The manager relies on a team of analysts to provide in-depth industry expertise and uses both qualitative and quantitative analysis to evaluate companies for distinct and sustainable competitive advantages such as a particular marketing niche, proven technology, sound financial records, strong management, and industry leadership.

TEMPORARY INVESTMENTS    When the manager believes market or economic conditions are unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the Fund’s assets in short-term investments, including cash or cash equivalents. Under these circumstances, the Fund may temporarily be unable to pursue its investment goal.

The Fund invests mainly in the common stocks of U.S. aggressive growth companies.

The Fund’s main risks may affect the Fund’s share price, its distributions or income and, therefore, the Fund’s performance.

STOCKS    While stocks have historically outperformed other asset classes over the long term, they may fluctuate more dramatically than many other types of investments over the shorter term. These price movements may result from factors affecting individual companies, industries or securities markets. For example, a negative development regarding a company’s earnings, management or accounting practices can cause its stock price to decline, or a broad-based market drop can cause the stock prices of many companies to decline.

GROWTH STYLE INVESTING    Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Growth stocks also may be more volatile and expensive relative to their earnings or assets compared to value or other stocks. Because the Fund’s manager uses an aggressive growth strategy, an investment in the Fund involves greater risk and more volatility than an investment in a less aggressive growth fund.

SMALLER COMPANIES    While smaller companies, and to some extent mid-size companies, may offer opportunities for capital growth, they also have significant risk. Historically, smaller company securities, and to some extent mid-size companies, have been more volatile in price and have fluctuated independently from larger company securities,

Because the stocks the Fund holds fluctuate in price, the value of your investment in the Fund will fluctuate as well. This means you could lose money over short or even extended periods.

FA-1 Franklin Aggressive Growth Securities Fund - Class 1

especially over the short term. Smaller or relatively new companies can be particularly sensitive to changing economic conditions, including increases in interest rates because borrowing costs go up and it may be more difficult for them to obtain credit to expand. Additionally, their growth prospects may be less certain.

For example, smaller companies may lack depth of management or may have limited financial resources for growth or development. They may have limited product lines or market share. Smaller companies may be in new industries, or their new products or services may not find an established market or may rapidly become obsolete. Smaller companies’ securities may be less liquid which may adversely affect their price. Investments in these companies may be considered speculative.

Initial public offerings (IPOs) of securities issued by unseasoned companies with little or no operating history are risky and their prices are highly volatile. Attractive IPOs are often oversubscribed and may not be available to the Fund, or only in very limited quantities. Thus, when the Fund’s size is smaller, any gains from IPOs will have an exaggerated impact on the Fund’s reported performance than when the Fund is larger.

SECTOR FOCUS    By focusing on particular sectors from time to time, the Fund carries greater risk of adverse developments in a sector than a fund that always invests in a wide variety of sectors.

Technology companies.    Technology company stocks have been subject to abrupt or erratic price movements, especially over the short term, due to the rapid pace of product change and development affecting such companies. Technology companies are subject to significant competitive pressures, such as new market entrants, aggressive pricing, and tight profit margins. Prices of technology company stocks often change collectively without regard to the merits of individual companies.

Electronic technology and technology services companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will rapidly become obsolete. These factors can affect the profitability of technology companies and, as a result, their value. In addition, because many Internet-related companies are in the emerging stage of development, they are particularly vulnerable to these risks.

Health technology companies may be affected by government regulatory requirements, regulatory approval for new drugs and medical products, patent considerations, product liability, and similar matters. In addition, this industry is characterized by competition and rapid technological developments, which may make a company’s products or services obsolete in a short period of time.

PORTFOLIO TURNOVER    The Fund’s portfolio turnover rate may exceed 100% annually, which may involve additional expenses to the Fund, including portfolio transaction costs.

More detailed information about the Fund, its policies, and risks can be found in the SAI.

FA-2 Franklin Aggressive Growth Securities Fund - Class 1

This bar chart and table show the volatility of the Fund’s returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns from year to year over the past ten calendar years or since the Fund’s inception. The table shows how the Fund’s average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by the variable insurance contract for which the Fund is an investment option. If they had been included, the returns shown below would be lower.

AVERAGE ANNUAL TOTAL RETURNS

For the periods ended December 31, 2002

	1 Year	Since Inception 5/1/00

Franklin Aggressive Growth Securities Fund - Class 1¹	–35.67%	–30.58%
S&P 500 Index²	–22.09%	–15.96%
Russell 3000 Growth Index²	–28.04%	–26.44%

Ongoing stock market volatility can significantly affect the Fund’s short-term performance; recent returns may differ.

1. All Fund performance assumes reinvestment of dividends and capital gains.

2. Source: Standard & Poor’s Micropal. The S&P 500® Index is an unmanaged group of widely held common stocks covering a variety of industries. The Russell 3000® Growth Index measures the performance of those Russell 3000 companies with higher price-to-book ratios and higher forecasted growth values. Indexes include reinvested dividends and/or interest. One cannot invest directly in an index nor is an index representative of the Fund’s investments.

FA-3 Franklin Aggressive Growth Securities Fund - Class 1

FRANKLIN AGGRESSIVE GROWTH SECURITIES FUND - CLASS 1

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by the variable insurance contract for which the Fund is an investment option. If they were included, the costs shown below would be higher. Investors should consult the contract prospectus or disclosure document for more information.

SHAREHOLDER FEES

(fees paid directly from your investment)

Class 1

Maximum sales charge (load) imposed on purchases	0.00%
Maximum deferred sales charge (load)	0.00%

ANNUAL FUND OPERATING EXPENSES

(expenses deducted from Fund assets)

	Class 1

Management fees	0.50%
Other expenses	0.57%

Total annual Fund operating expenses	1.07%

Management fee reduction¹	(0.03%	)

Net annual Fund operating expenses¹	1.04%

1. The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund’s investment in a Franklin Templeton money fund. This reduction is required by the Fund’s Board of Trustees (Board) and an order of the Securities and Exchange Commission (SEC).

EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 for the periods shown;

•	Your investment has a 5% return each year; and

•	The Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class 1	$106	$331	$574	$1,271

FA-4 Franklin Aggressive Growth Securities Fund - Class 1

Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, California 94403-1906, is the Fund’s investment manager.

MANAGEMENT TEAM    The team responsible for the Fund’s management is:

Michael McCarthy, CFA SENIOR VICE PRESIDENT, ADVISERS	Mr. McCarthy has been a manager of the Fund since its inception in 1999, and has been with Franklin Templeton Investments since 1992.

John P. Scandalios, CFA VICE PRESIDENT, ADVISERS	Mr. Scandalios has been a manager of the Fund since its inception in 1999, and has been with Franklin Templeton Investments since 1996.

Conrad Herrmann, CFA SENIOR VICE PRESIDENT, ADVISERS	Mr. Herrmann has been a manager of the Fund since its inception in 1999, and has been with Franklin Templeton Investments since 1989.

The Fund pays Advisers a fee for managing the Fund’s assets. For the fiscal year ended December 31, 2002, the management fee, before any reduction, was 0.50% of the Fund’s average daily net assets. Under an agreement by Advisers to reduce its fees to reflect reduced services resulting from the Fund’s investment in a Franklin Templeton money fund, the Fund paid 0.47% of its average daily net assets to Advisers for its services. This reduction is required by the Board and an SEC order.

The financial highlights table provides further details to help you understand the financial performance of Class 1 shares for the past five years or since the Fund’s inception. The table shows certain information on a single Fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been audited by PricewaterhouseCoopers LLP, independent auditors. Their report, along with the financial statements, are included in the Fund’s Annual Report (available upon request).

Class 1	Year ended December 31,

	2002	2001	2000³
Per share data ($)
Net asset value, beginning of year	5.87	7.59	10.00

Net investment income (loss)[1]	(.03)	(.02)	.02
Net realized and unrealized losses	(2.07)	(1.69)	(2.43)

Total from investment operations	(2.10)	(1.71)	(2.41)

Distributions from net investment income	—	(.01)	—

Net asset value, end of year	3.77	5.87	7.59

Total return (%)[2]	(35.67)	(22.67)	(24.10)

Ratios/supplemental data
Net assets, end of year ($ x 1000)	4,801	8,294	13,021
Ratios to average net assets: (%)
Expenses	1.04	.85	.90 [4]
Net investment income (loss)	(.75)	(.38)	.35 [4]
Portfolio turnover rate (%)	117.74	182.27	86.65

1. Based on average shares outstanding.

2. Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If they had been included, total return would be lower. Total return is not annualized for periods less than one year.

3. For the period May 1, 2000 (effective date) to December 31, 2000.

4. Annualized.

FA-5 Franklin Aggressive Growth Securities Fund - Class 1

Additional Information, All Funds

INCOME AND CAPITAL GAINS DISTRIBUTIONS Each Fund will declare as dividends substantially all of its net investment income. Except for the Franklin Money Market Fund, each Fund typically pays dividends from net investment income and net capital gains, if any, at least annually. Dividends or distributions by the Funds will reduce the per share net asset value (NAV) by the per share amount paid.

The Franklin Money Market Fund declares a dividend each day the Fund’s NAV is calculated, equal to all of its daily net income, payable as of the close of business the preceding day. The amount of dividend may fluctuate from day to day and may be omitted on some days, depending on changes in the factors that comprise the Fund’s net income.

Dividends paid by a Fund will be automatically reinvested in additional shares of that Fund or, if requested, paid in cash to the insurance company shareholder.

TAX CONSIDERATIONS    The tax consequences for contract owners from their investment in variable annuity or variable life insurance contracts will depend on the provisions of these contracts. Contract owners should consult the accompanying contract prospectus for more information on these tax consequences.

1 Franklin Templeton Variable Insurance Products Trust

Fund Account Information

Shares of each Fund are sold at net asset value (NAV) to insurance company separate accounts and to qualified pension and retirement plans. The Funds correspond with investment options for variable annuity or variable life insurance contracts and qualified pension and retirement plans. The Trusts’ Board of Trustees (Board) monitors the Funds for the existence of any material irreconcilable conflicts of interest between the two different types of contract owners. If there were any such conflicts, the Board will determine what action, if any, shall be taken in response.

Contract owners’ payments will be allocated by the insurance company separate account to purchase shares of the Fund chosen by the contract owner, and are subject to any limits or conditions in the contract. Requests to buy shares are processed at the NAV next calculated after we receive the request in proper form. The Funds do not issue share certificates.

Each insurance company shareholder sells shares of the applicable Fund to make benefit or surrender payments or to execute exchanges (transfers) between investment options under the terms of its contracts. Requests to sell shares are processed at the NAV next calculated after the Fund receives the request in proper form.

Contract owners may exchange interests in sub-accounts of an insurance company separate account that corresponds with shares of any one class or Fund for interests in sub-accounts that correspond with shares of other classes or Funds, subject to the terms and any specific limitations on the exchange (or “transfer”) privilege described in the contract prospectus.

Frequent exchanges or excessive trading can harm performance and interfere with Fund portfolio management or operations and increase Fund costs. To protect shareholders, there are limits on the number and amount of Fund exchanges that may be made (please see “Market Timers” below).

CALCULATING SHARE PRICE    The Funds calculate their NAV per share each business day at the close of trading on the New York Stock Exchange (normally 1:00 p.m. Pacific time). Each class’ NAV is calculated by dividing its net assets by the number of its shares outstanding.

The Funds’ assets are generally valued at their market value, except that the Franklin Money Market Fund’s assets are generally valued at their amortized cost. If market prices are unavailable, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued at their fair value. If a Fund holds securities listed primarily on a  foreign exchange that trades on days when the Fund is not open for business, the value of the shares may change on days that the insurance company shareholders cannot buy or sell shares.

Requests to buy and sell shares are processed on any day the Funds are open for business at the NAV next calculated after the Fund receives the request in proper form.

STATEMENTS AND REPORTS    Contract owners will receive the Funds’ financial reports every six months from their insurance company.

2 Franklin Templeton Variable Insurance Products Trust

MARKET TIMERS    Market timing—short-term or excessive trading or other abusive trading practices—may disrupt portfolio management strategies or Fund operations, increase Fund costs, and harm Fund performance. As a result, the Funds may restrict or refuse investments by market timers. The following Funds currently do not allow investments by market timers: Franklin Aggressive Growth Securities Fund, Franklin Global Communications Securities Fund, Franklin High Income Fund, Franklin Income Securities Fund, Franklin Large Cap Growth Securities Fund, Franklin Rising Dividends Securities Fund, Franklin Small Cap Fund, Franklin Small Cap Value Securities Fund, Mutual Discovery Securities Fund, Mutual Shares Securities Fund, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund, Templeton Global Asset Allocation Fund and Templeton Growth Securities Fund.

You may be considered a market timer if you have (i) requested an exchange or redemption out of the Fund within two weeks of an earlier exchange or purchase request, or (ii) exchanged or redeemed shares out of the Fund more than twice in a calendar quarter, or (iii) exchanged or redeemed shares equal to at least $5 million, or more than 1% of the Fund’s net assets, or (iv) otherwise seem to follow a timing pattern. Accounts under common ownership or control are combined for these limits.

ADDITIONAL POLICIES    Please note that the Funds maintain additional policies and reserve certain rights, including:

•	Each Fund may refuse any order to buy shares.

•	At any time, the Funds may establish or change investment minimums.

•	The Funds may modify or discontinue the exchange privilege on 60 days’ notice to insurance company shareholders.

•	You may only buy shares of the Funds eligible for sale in your state or jurisdiction.

•	In unusual circumstances, we may temporarily suspend redemptions, or postpone the payment of proceeds, as allowed by federal securities laws.

•	To permit investors to obtain the current price, insurance companies are responsible for transmitting all orders to the Fund promptly.

SHARE CLASSES    Each Fund has two classes of shares, Class 1 and Class 2. Each class is identical except that Class 2 has a distribution plan or “rule 12b-1” plan which is described in prospectuses offering Class 2 shares.

More detailed information about the Trust and the Funds’ account policies can be found in the Funds’ Statement of Additional Information. If you have any questions about the Funds, you can write to us at One Franklin Parkway, P.O. Box 7777, San Mateo, CA 94403-7777. You can also call us at 1-800/321-8563. For your protection and to help ensure we provide you with quality service, all calls may be monitored or recorded.

3 Franklin Templeton Variable Insurance Products Trust

For More Information

The Funds of Franklin Templeton Variable Insurance Products Trust (the Trust) are generally only available as investment options in variable annuity or variable life insurance contracts. Please consult the accompanying contract prospectus for information about the terms of an investment in a contract.

You can learn more about the Fund in the following documents:

ANNUAL/SEMIANNUAL FUND REPORTS TO SHAREHOLDERS

Includes a discussion of recent market conditions and investment strategies, financial statements, detailed performance information, Fund holdings, and (in the Annual Report only) the auditor’s report.

STATEMENT OF ADDITIONAL INFORMATION

Contains more information about the Funds, their investments, policies, and risks. It is incorporated by reference into (which means it is legally a part of) this prospectus.

For a free copy of the current annual/semiannual report or the SAI, please contact your investment representative or call us at the number below.

Franklin® Templeton® Investments

1-800/321-8563

You also can obtain information about the Funds by visiting the SEC’s Public Reference Room in Washington, DC (phone 1-202/942-8090) or the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. You can obtain copies of this information, after paying a duplicating fee, by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102 or by electronic request at the following E-mail address: publicinfo@sec.gov.

Investment Company Act file #811-5479

Prospectus

Franklin Templeton

Variable Insurance

Products Trust

Class 2 Shares

As with all fund prospectuses, the SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

May 1, 2003

Information about each Fund

you should know before

investing

Information about Fund

account transactions

and services

Where to learn more about each Fund

Contents

FRANKLIN TEMPLETON VARIABLE

INSURANCE PRODUCTS TRUST

i	Overview

Individual Fund Descriptions

FA-1	Franklin Aggressive Growth Securities Fund

Additional Information, All Funds

1	Distributions and Taxes

FUND ACCOUNT INFORMATION

2	Buying Shares

2	Selling Shares

2	Exchanging Shares

2	Fund Account Policies

3	Questions

FOR MORE INFORMATION

Back Cover

Franklin Templeton

Variable Insurance Products Trust

Franklin Templeton Variable Insurance Products Trust (the Trust) currently consists of twenty-two (22) separate series (the Fund or Funds), offering a wide variety of investment choices. Each Fund has two classes of shares, Class 1 and Class 2. The Funds are only available as investment options in variable annuity or variable life insurance contracts. As not all Funds and classes are available under your contract, please consult the accompanying contract prospectus to find out which Funds and classes are available to you.

INVESTMENT CONSIDERATIONS

•	Each Fund has its own investment strategy and risk profile. Generally, the higher the expected rate of return, the greater the risk of loss. Although stocks historically have outperformed other asset classes over the long term, they tend to go up and down more than other types of investments in the shorter term. Bonds and other fixed income securities historically have achieved returns less than those of stocks, and with lower risk, although the value of fixed income investments can go up and down over the shorter term. Money market and other very short-term investments historically have achieved the lowest returns, with the lowest risk.

•	No single Fund can be a complete investment program; consider diversifying your Fund choices.

•	You should evaluate each Fund in relation to your personal financial situation, investment goals, and comfort with risk. Your investment representative can help you determine which Funds are right for you.

RISKS

•	There can be no assurance that any Fund will achieve its investment goal. Because each Fund is actively managed, it is subject to the risk of the manager’s judgment in the analysis and evaluation of securities selected for investment.

•	Because you could lose money by investing in a Fund, take the time to read each Fund description and consider all risks before investing.

•	All securities markets, interest rates, and currency valuations fluctuate, sometimes dramatically. Since no one can predict exactly how financial markets will perform, you may want to exercise patience and focus not on short-term market movements, but on your long-term investment goals.

•	Fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. Fund shares involve investment risks, including the possible loss of principal.

More detailed information about each Fund,

its investment policies, and its particular

risks can be found in the Trust’s Statement of

Additional Information (SAI). The SAI is

incorporated by reference into (which means it

legally is a part of) this Prospectus.

MANAGEMENT

The Funds’ investment managers and their affiliates manage over $254 billion in assets, as of February 28, 2003. In 1992, Franklin joined forces with Templeton, a pioneer in international investing. The Mutual Advisers organization became part of the Franklin Templeton organization four years later. In 2001, the Fiduciary Trust team, known for providing global investment management to institutions and high net worth clients worldwide, joined the organization. Today, Franklin Templeton Investments is one of the largest mutual fund organizations in the United States, and offers money management expertise spanning a variety of investment objectives.

i

Franklin Aggressive Growth Securities Fund

GOAL    The Fund’s investment goal is capital appreciation.

MAIN INVESTMENTS    Under normal market conditions, the Fund will invest mainly in equity securities of companies demonstrating accelerating growth, increasing profitability, or above-average growth or growth potential as compared with the overall economy. An equity security represents a proportionate share of the ownership of a company; its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions. Common and preferred stocks, and securities convertible into common stock are examples of equity securities.

The Fund may invest in companies of any size, and may invest a substantial portion of its assets in smaller companies. When suitable opportunities are available, the Fund also may invest in initial public offerings of securities, and may invest a very small portion of its assets in private or illiquid securities, such as late stage venture capital financings.

Although the Fund seeks investments across a large number of sectors, because the Fund looks for companies that the manager believes have exceptional growth potential, it may, at times, invest substantially in the companies within one sector. For that reason, the Fund expects to have substantial positions in the technology sector (including electronic technology, technology services and health technology).

PORTFOLIO SELECTION    The manager is a research driven, fundamental investor, pursuing an aggressive growth strategy. As a “bottom-up” investor focusing primarily on individual securities, the manager chooses companies that it believes are positioned for rapid growth in revenues, earnings or assets. The manager relies on a team of analysts to provide in-depth industry expertise and uses both qualitative and quantitative analysis to evaluate companies for distinct and sustainable competitive advantages such as a particular marketing niche, proven technology, sound financial records, strong management, and industry leadership.

TEMPORARY INVESTMENTS    When the manager believes market or economic conditions are unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the Fund’s assets in short-term investments, including cash or cash equivalents. Under these circumstances, the Fund may temporarily be unable to pursue its investment goal.

The Fund invests mainly in the common stocks of U.S. aggressive growth companies.

The Fund’s main risks may affect the Fund’s share price, its distributions or income and, therefore, the Fund’s performance.

STOCKS    While stocks have historically outperformed other asset classes over the long term, they may fluctuate more dramatically than many other types of investments over the shorter term. These price movements may result from factors affecting individual companies, industries or securities markets. For example, a negative development regarding a company’s earnings, management or accounting practices can cause its stock price to decline, or a broad-based market drop can cause the stock prices of many companies to decline.

GROWTH STYLE INVESTING    Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Growth stocks also may be more volatile and expensive relative to their earnings or assets compared to value or other stocks. Because the Fund’s manager uses an aggressive growth strategy, an investment in the Fund involves greater risk and more volatility than an investment in a less aggressive growth fund.

SMALLER COMPANIES    While smaller companies, and to some extent mid-size companies, may offer opportunities for capital growth, they also have significant risk. Historically, smaller company securities, and to some extent mid-size companies, have been more volatile in price and have fluctuated independently from larger company securities,

Because the stocks the Fund holds fluctuate in price, the value of your investment in the Fund will fluctuate as well. This means you could lose money over short or even extended periods.

FA-1 Franklin Aggressive Growth Securities Fund - Class 2

especially over the short term. Smaller or relatively new companies can be particularly sensitive to changing economic conditions, including increases in interest rates because borrowing costs go up and it may be more difficult for them to obtain credit to expand. Additionally, their growth prospects may be less certain.

For example, smaller companies may lack depth of management or may have limited financial resources for growth or development. They may have limited product lines or market share. Smaller companies may be in new industries, or their new products or services may not find an established market or may rapidly become obsolete. Smaller companies’ securities may be less liquid which may adversely affect their price. Investments in these companies may be considered speculative.

Initial public offerings (IPOs) of securities issued by unseasoned companies with little or no operating history are risky and their prices are highly volatile. Attractive IPOs are often oversubscribed and may not be available to the Fund, or only in very limited quantities. Thus, when the Fund’s size is smaller, any gains from IPOs will have an exaggerated impact on the Fund’s reported performance than when the Fund is larger.

SECTOR FOCUS    By focusing on particular sectors from time to time, the Fund carries greater risk of adverse developments in a sector than a fund that always invests in a wide variety of sectors.

Technology companies.    Technology company stocks have been subject to abrupt or erratic price movements, especially over the short term, due to the rapid pace of product change and development affecting such companies. Technology companies are subject to significant competitive pressures, such as new market entrants, aggressive pricing, and tight profit margins. Prices of technology company stocks often change collectively without regard to the merits of individual companies.

Electronic technology and technology services companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will rapidly become obsolete. These factors can affect the profitability of technology companies and, as a result, their value. In addition, because many Internet-related companies are in the emerging stage of development, they are particularly vulnerable to these risks.

Health technology companies may be affected by government regulatory requirements, regulatory approval for new drugs and medical products, patent considerations, product liability, and similar matters. In addition, this industry is characterized by competition and rapid technological developments, which may make a company’s products or services obsolete in a short period of time.

PORTFOLIO TURNOVER    The Fund’s portfolio turnover rate may exceed 100% annually, which may involve additional expenses to the Fund, including portfolio transaction costs.

More detailed information about the Fund, its policies, and risks can be found in the SAI.

FA-2 Franklin Aggressive Growth Securities Fund - Class 2

This bar chart and table show the volatility of the Fund’s returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns from year to year over the past ten calendar years or since the Fund’s inception. The table shows how the Fund’s average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by the variable insurance contract for which the Fund is an investment option. If they had been included, the returns shown below would be lower.

AVERAGE ANNUAL TOTAL RETURNS

For the periods ended December 31, 2002

	1 Year	Since Inception 5/1/00

Franklin Aggressive Growth Securities Fund - Class 2¹	–35.73%	–30.65%
S&P 500 Index²	–22.09%	–15.96%
Russell 3000 Growth Index²	–28.04%	–26.44%

Ongoing stock market volatility can significantly affect the Fund’s short-term performance; recent returns may differ.

1. All Fund performance assumes reinvestment of dividends and capital gains. Because Class 2 shares were not offered until 2/12/01, Class 2 Fund performance for prior periods represents the historical results of Class 1 shares. For periods beginning on 2/12/01, Class 2’s results reflect an additional 12b-1 fee expense, which also affects future performance.

2. Source: Standard & Poor’s Micropal. The S&P 500® Index is an unmanaged group of widely held common stocks covering a variety of industries. The Russell 3000® Growth Index measures the performance of those Russell 3000 companies with higher price-to-book ratios and higher forecasted growth values. Indexes include reinvested dividends and/or interest. One cannot invest directly in an index nor is an index representative of the Fund’s investments.

FA-3 Franklin Aggressive Growth Securities Fund - Class 2

FRANKLIN AGGRESSIVE GROWTH SECURITIES FUND - CLASS 2

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by the variable insurance contract for which the Fund is an investment option. If they were included, your costs would be higher. Investors should consult the contract prospectus or disclosure document for more information.

SHAREHOLDER FEES

(fees paid directly from your investment)

Class 2

Maximum sales charge (load) imposed on purchases	0.00%
Maximum deferred sales charge (load)	0.00%

ANNUAL FUND OPERATING EXPENSES

(expenses deducted from Fund assets)

Class 2

Management fees	0.50%
Distribution and service (12b-1) fees[1]	0.25%
Other expenses	0.57%

Total annual Fund operating expenses	1.32%

Management fee reduction[2]	(0.03)%

Net annual Fund operating expenses[2]	1.29%

1. While the maximum amount payable under the Fund’s Class 2 rule 12b-1 plan is 0.35% per year of the Fund’s average daily net assets, the Fund’s Board of Trustees (Board) has set the current rate at 0.25% per year.

2. The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund’s investment in a Franklin Templeton money fund. This reduction is required by the Board and an order of the Securities and Exchange Commission (SEC).

EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 for the periods shown;

•	Your investment has a 5% return each year; and

•	The Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class 2	$131	$409	$708	$1,556

FA-4 Franklin Aggressive Growth Securities Fund - Class 2

Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, California 94403-1906, is the Fund’s investment manager.

MANAGEMENT TEAM    The team responsible for the Fund’s management is:

Michael McCarthy, CFA SENIOR VICE PRESIDENT, ADVISERS	Mr. McCarthy has been a manager of the Fund since its inception in 1999, and has been with Franklin Templeton Investments since 1992.

John P. Scandalios, CFA VICE PRESIDENT, ADVISERS	Mr. Scandalios has been a manager of the Fund since its inception in 1999, and has been with Franklin Templeton Investments since 1996.

Conrad Herrmann, CFA SENIOR VICE PRESIDENT, ADVISERS	Mr. Herrmann has been a manager of the Fund since its inception in 1999, and has been with Franklin Templeton Investments since 1989.

The Fund pays Advisers a fee for managing the Fund’s assets. For the fiscal year ended December 31, 2002, the management fee, before any reduction, was 0.50% of the Fund’s average daily net assets. Under an agreement by Advisers to reduce its fees to reflect reduced services resulting from the Fund’s investment in a Franklin Templeton money fund, the Fund paid 0.47% of its average daily net assets to Advisers for its services. This reduction is required by the Board and an SEC order.

The financial highlights table provides further details to help you understand the financial performance of Class 2 shares for the past five years or since the Fund’s inception. The table shows certain information on a single Fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been audited by PricewaterhouseCoopers LLP, independent auditors. Their report, along with the financial statements, is included in the Fund’s Annual Report (available upon request).

Class 2	Year ended December 31,

	2002	2001³

Per share data ($)
Net asset value, beginning of year	5.86	7.48

Net investment loss[1]	(.05)	(.04)
Net realized and unrealized losses	(2.06)	(1.57)

Total from investment operations	(2.11)	(1.61)

Distribution from net investment income	—	(.01)

Net asset value, end of year	3.75	5.86

Total return (%)[2]	(35.73)	(22.81)

Ratios/supplemental data
Net assets, end of year ($ x 1,000)	2	2
Ratios to average net assets: (%)
Expenses	1.29	1.10 [4]
Net investment income	(1.00)	(.75)[4]
Portfolio turnover rate (%)	117.74	182.27

1. Based on average shares outstanding.

2. Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If they had been included, total return would be lower. Total return is not annualized for periods less than one year.

3. For the period February 12, 2001 (commencement of sales) to December 31, 2001.

4. Annualized.

FA-5 Franklin Aggressive Growth Securities Fund - Class 2

Additional Information, All Funds

INCOME AND CAPITAL GAINS DISTRIBUTIONS Each Fund will declare as dividends substantially all of its net investment income. Except for the Franklin Money Market Fund, each Fund typically pays dividends from net investment income and net capital gains, if any, at least annually. Dividends or distributions by the Funds will reduce the per share net asset value (NAV) by the per share amount paid.

The Franklin Money Market Fund declares a dividend each day the Fund’s NAV is calculated, equal to all of its daily net income, payable as of the close of business the preceding day. The amount of dividend may fluctuate from day to day and may be omitted on some days, depending on changes in the factors that comprise the Fund’s net income.

Dividends paid by a Fund will be automatically reinvested in additional shares of that Fund or, if requested, paid in cash to the insurance company shareholder.

TAX CONSIDERATIONS    The tax consequences for contract owners from their investment in variable annuity or variable life insurance contracts will depend on the provisions of these contracts. Contract owners should consult the accompanying contract prospectus for more information on these tax consequences.

1 Franklin Templeton Variable Insurance Products Trust

Fund Account Information

Shares of each Fund are sold at net asset value (NAV) to insurance company separate accounts and to qualified pension and retirement plans. The Funds correspond with investment options for variable annuity or variable life insurance contracts and qualified pension and retirement plans. The Trusts’ Board of Trustees (Board) monitors the Funds for the existence of any material irreconcilable conflicts of interest between the two different types of contract owners. If there were any such conflicts, the Board will determine what action, if any, shall be taken in response.

Contract owners’ payments will be allocated by the insurance company separate account to purchase shares of the Fund chosen by the contract owner, and are subject to any limits or conditions in the contract. Requests to buy shares are processed at the NAV next calculated after we receive the request in proper form. The Funds do not issue share certificates.

Each insurance company shareholder sells shares of the applicable Fund to make benefit or surrender payments or to execute exchanges (transfers) between investment options under the terms of its contracts. Requests to sell shares are processed at the NAV next calculated after the Fund receives the request in proper form.

Contract owners may exchange interests in sub-accounts of an insurance company separate account that corresponds with shares of any one class or Fund for interests in sub-accounts that correspond with shares of other classes or Funds, subject to the terms and any specific limitations on the exchange (or “transfer”) privilege described in the contract prospectus.

Frequent exchanges or excessive trading can harm performance and interfere with Fund portfolio management or operations and increase Fund costs. To protect shareholders, there are limits on the number and amount of Fund exchanges that may be made (please see “Market Timers” below).

CALCULATING SHARE PRICE    The Funds calculate their NAV per share each business day at the close of trading on the New York Stock Exchange (normally 1:00 p.m. Pacific time). Each class’ NAV is calculated by dividing its net assets by the number of its shares outstanding.

The Funds’ assets are generally valued at their market value, except that the Franklin Money Market Fund’s assets are generally valued at their amortized cost. If market prices are unavailable, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued at their fair value. If a Fund holds securities listed primarily on a  foreign exchange that trades on days when the Fund is not open for business, the value of the shares may change on days that the insurance company shareholders cannot buy or sell shares.

Requests to buy and sell shares are processed on any day the Funds are open for business at the NAV next calculated after the Fund receives the request in proper form.

STATEMENTS AND REPORTS    Contract owners will receive the Funds’ financial reports every six months from their insurance company.

2 Franklin Templeton Variable Insurance Products Trust

MARKET TIMERS    Market timing—short-term or excessive trading or other abusive trading practices—may disrupt portfolio management strategies or Fund operations, increase Fund costs, and harm Fund performance. As a result, the Funds may restrict or refuse investments by market timers. The following Funds currently do not allow investments by market timers: Franklin Aggressive Growth Securities Fund, Franklin Global Communications Securities Fund, Franklin High Income Fund, Franklin Income Securities Fund, Franklin Large Cap Growth Securities Fund, Franklin Rising Dividends Securities Fund, Franklin Small Cap Fund, Franklin Small Cap Value Securities Fund, Mutual Discovery Securities Fund, Mutual Shares Securities Fund, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund, Templeton Global Asset Allocation Fund and Templeton Growth Securities Fund.

You may be considered a market timer if you have (i) requested an exchange or redemption out of the Fund within two weeks of an earlier exchange or purchase request, or (ii) exchanged or redeemed shares out of the Fund more than twice in a calendar quarter, or (iii) exchanged or redeemed shares equal to at least $5 million, or more than 1% of the Fund’s net assets, or (iv) otherwise seem to follow a timing pattern. Accounts under common ownership or control are combined for these limits.

ADDITIONAL POLICIES    Please note that the Funds maintain additional policies and reserve certain rights, including:

•	Each Fund may refuse any order to buy shares.

•	At any time, the Funds may establish or change investment minimums.

•	The Funds may modify or discontinue the exchange privilege on 60 days’ notice to insurance company shareholders.

•	You may only buy shares of the Funds eligible for sale in your state or jurisdiction.

•	In unusual circumstances, we may temporarily suspend redemptions, or postpone the payment of proceeds, as allowed by federal securities laws.

•	To permit investors to obtain the current price, insurance companies are responsible for transmitting all orders to the Fund promptly.

SHARE CLASSES    Each Fund has two classes of shares, Class 1 and Class 2. Each class is identical except that Class 2 has a distribution plan or “rule 12b-1” plan which is described below.

Distribution and service (12b-1) fees. Class 2 has a distribution plan, sometimes known as a rule 12b-1 plan, that allows the Funds to pay distribution fees to those who sell and distribute Class 2 shares and provide services to shareholders and contract owners. Because these fees are paid out of Class 2’s assets on an on-going basis, over time these fees will increase the cost of an investment, and may cost you more than paying other types of sales charges. While the maximum amount payable under most Funds’ Class 2 rule 12b-1 plan is 0.35% per year of a Fund’s average net assets, the Board of Trustees has set the current rate at 0.25%. However, Franklin Strategic Income Securities Fund, Templeton Global Asset Allocation Fund, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund and Templeton Global Income Securities Fund each have a maximum rule 12b-1 plan fee of 0.25% per year. A portion of the fees payable to Franklin Templeton Distributors, Inc. (Distributors) or others under the rule 12b-1 plan may be retained by Distributors for distribution expenses.

More detailed information about the Trust and the Funds’ account policies can be found in the Funds’ Statement of Additional Information. If you have any questions about the Funds, you can write to us at One Franklin Parkway, P.O. Box 7777, San Mateo, CA 94403-7777. You can also call us at 1-800/321-8563. For your protection and to help ensure we provide you with quality service, all calls may be monitored or recorded.

3 Franklin Templeton Variable Insurance Products Trust

For More Information

The Funds of Franklin Templeton Variable Insurance Products Trust (the Trust) are generally only available as investment options in variable annuity or variable life insurance contracts. Please consult the accompanying contract prospectus for information about the terms of an investment in a contract.

You can learn more about the Fund in the following documents:

ANNUAL/SEMIANNUAL FUND REPORTS TO SHAREHOLDERS

Includes a discussion of recent market conditions and investment strategies, financial statements, detailed performance information, Fund holdings, and (in the Annual Report only) the auditor’s report.

STATEMENT OF ADDITIONAL INFORMATION

Contains more information about the Funds, their investments, policies, and risks. It is incorporated by reference into (which means it is legally a part of) this prospectus.

For a free copy of the current annual/semiannual report or the SAI, please contact your investment representative or call us at the number below.

Franklin® Templeton® Investments

1-800/321-8563

You also can obtain information about the Funds by visiting the SEC’s Public Reference Room in Washington, DC (phone 1-202/942-8090) or the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. You can obtain copies of this information, after paying a duplicating fee, by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102 or by electronic request at the following E-mail address: publicinfo@sec.gov.

Investment Company Act file #811-5479

EXHIBIT D

Annual

December 31, 2002

Report

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN® TEMPLETON® INVESTMENTS

FRANKLIN TEMPLETON VARIABLE INSURANCE

PRODUCTS TRUST ANNUAL REPORT

Letter to Contract Owners	2
A Word About Risk	5
Important Notes to Performance Information	6
Fund Summary
Franklin Small Cap Fund	FSC-1
Prospectus Supplement	FSC-4
Index Descriptions	I-1
Board Members and Officers	BOD-1

Thank you for investing with Franklin Templeton Variable Insurance Products Trust. We encourage our investors to maintain a long-term perspective, and remember that all securities markets move both up and down, as do fund unit prices. We appreciate your past support and look forward to serving your investment needs in the years ahead.

Please Note: Franklin Templeton Variable Insurance Products Trust (FTVIP)  currently consists of 24 separate funds,  which generally offer Class 1 and Class 2 shares. Please consult your contract prospectus for the most current  information on which funds and classes  are available in that product.

Please retain this document, including the enclosed prospectus supplements, with your current prospectus, for reference.

F SMCAP-1 A02 02/03

LETTER TO CONTRACT OWNERS

Dear Contract Owners:

This annual report for Franklin Templeton Variable Insurance Products Trust covers the year ended December 31, 2002. For most investors, 2002 was a year that tested their fortitude. U.S. economic growth wavered during the year, mainly because of weakness in corporate capital spending. Amid lower earnings, sluggish capacity utilization rates, volatile capital markets and a slew of high-profile accounting scandals, U.S. companies continued to focus more on balance sheet strengthening than on making capital investments. Because many companies’ existing manufacturing plants generally were underutilized, additional plant and machinery investments became unnecessary. Lack of a clear vision into the future caused many companies to delay capital investment. In an effort to stimulate investment, the Federal Reserve Board lowered the federal funds target rate to 1.25% in November.

For most of the year, the U.S. consumer drove U.S. economic growth, in spite of a steady rise in the U.S. unemployment rate and historically high personal debt levels. American households benefited from several factors that enabled real disposable personal income growth to remain surprisingly steady throughout the year. Such factors included tax cuts, lower interest rates, real wage growth, and an enormous mortgage refinancing boom that was made even bigger by rising home  prices. With more cash in hand, consumers proved willing to spend throughout most of the year. However, household spending began to slow near year-end.

Calendar-year 2002 was a year of extreme volatility for U.S. equity markets. Investor sentiment shifted back and forth, depending on economic data and news of corporate accounting scandals, rising unemployment, geopolitical conflicts and threats of war and terrorism. The U.S. stock markets surged up and down correspondingly, ending with their third consecutive losing year, a string not recorded since the Great Depression era.

Global stock markets also retreated for the third straight year, confounded by the uncertain U.S. economy and some sluggish Asian economies (notably Japan’s), financial crises in Latin America, the threat of war and a further deflating of the technology bubble in much of Europe. Not even an improving backdrop of declining global interest rates and falling valuations could offset the negative effects. By period-end,

2

there were some reasons for optimism, however, as global investors welcomed the European Central Bank’s decision to reduce rates in December. In addition, the euro appreciated to a three-year high against the U.S. dollar during the fiscal year.

For the 12 months ended December 31, 2002, the Dow Jones Industrial Average™, Standard & Poor’s 500 Composite Index (S&P 500) and Nasdaq Composite Index posted cumulative total returns of -14.98%,  -22.09% and -31.13%, respectively.1 Indicative of global markets, the Morgan Stanley Capital International Europe Australasia Far East (MSCI EAFE) Index returned -15.66%.1 Emerging stock markets generally outperformed their developed country counterparts for the second consecutive year, and the MSCI Emerging Markets Free Index returned -6.00% for the same period.1

In the U.S., investors reacted to the economic uncertainty and stock market volatility by flocking to Treasury securities, and their yields, which move in the opposite direction of their prices, tumbled. As a result, 2002 was the third year in a row that Treasuries rose in value as stocks declined. Corporate bonds, particularly junk bonds, were a different story, in large part because of the corporate accounting scandals that came to light during the period. For the year ended December 31, 2002, the 10-year Treasury note posted a 14.62% return and the Credit Suisse First Boston High Yield Index returned -3.10%.2

Despite the uncertainty of some recent economic data, we believe a moderate economic recovery with low inflationary pressures is likely to unfold. It appears to us that the federal government is focusing on ways to bolster corporate growth and encourage capital spending in 2003, which could stimulate the economy. Meanwhile, the prospect of a future military conflict in Iraq remains a wild card for any economic outlook.

1. Source: Standard & Poor’s Micropal. Please see Index Descriptions following the Fund Summaries.

2. Sources: Standard & Poor’s Micropal (Lehman Brothers); CS First Boston. Please see Index Descriptions following the Fund Summaries..

3

It is important to remember, of course, that securities markets always have been, and always will be, subject to volatility. No one can predict exactly how they will perform in the future. For this reason, we urge you to exercise patience and focus not on day-to-day market movements, but on your long-term retirement and investment goals. As always, we appreciate your support, welcome your questions and comments, and look forward to serving your investment needs in the years ahead.

Sincerely,

Rupert H. Johnson, Jr.

Vice President

Franklin Templeton Variable Insurance Products Trust

4

A WORD ABOUT RISK

All of the funds are subject to certain risks, which will cause investment returns and the value of your principal to increase or decrease. Generally, investments offering the potential for higher returns are accompanied by a higher degree of risk. Stocks and other equities, representing an ownership interest in an individual company, historically have outperformed other asset classes over the long term, but tend to fluctuate more dramatically over the shorter term. Securities of smaller companies, and companies involved in reorganization or bankruptcy, may have greater price swings and greater credit and other risks. By having significant investment in particular sectors from time to time, some funds carry greater risk of adverse developments in those sectors than a fund that always invests in a wider variety of sectors. The technology sector can be among the most volatile market sectors.

Bonds and other debt obligations are affected by the creditworthiness of their issuers, and changes in interest rates, with prices declining as interest rates increase. High yield, lower-rated (“junk”) bonds generally have greater price swings and higher default risks than investment grade bonds.

Foreign investing, especially in emerging market countries, has additional risks such as changes in currency values, market price swings, and economic, political and social instability. These and other risks pertaining to specific funds, such as specialized industry or geographical sectors or use of complex securities, are discussed in the Franklin Templeton Variable Insurance Products Trust prospectus. Your investment representative can help you determine which funds may be right for you.

5

IMPORTANT NOTES TO

PERFORMANCE INFORMATION

Total return of the funds is the percentage change in value of a hypothetical $10,000 investment over the indicated periods and includes reinvestment of dividends and capital gains. Inception dates of the funds may have preceded the effective dates of the subaccounts, contracts, or their availability in all states. Performance data is historical and cannot predict or guarantee future results. Principal value and investment return will fluctuate with market conditions, and you may have a gain or loss when you withdraw your money.

When reviewing the index comparisons, please keep in mind that indexes have a number of inherent performance differentials over the funds. First, unlike the funds, which must hold a minimum amount of cash to maintain liquidity, indexes do not have a cash component. Second, the funds are actively managed and, thus, are subject to management fees to cover salaries of securities analysts or portfolio managers in addition to other expenses. Indexes are unmanaged and do not include any commissions or other expenses typically associated with investing in securities. Third, indexes often contain a different mix of securities than the fund to which they are compared. Additionally, please remember that indexes are simply a measure of performance and cannot be invested in directly.

6

FRANKLIN SMALL CAP FUND

Fund Goal and Primary Investments: Franklin Small Cap Fund seeks long-term capital growth. The Fund invests primarily in equity securities of U.S. small-capitalization companies with market capitalization values not exceeding: (i) $1.5 billion; or (ii) the highest market capitalization value in the Russell 2000® Index; whichever is greater, at the time of purchase.1

The 12-month period under review was extremely challenging for domestic equities, particularly small- and mid-cap growth stocks. Investors, corporate planners and policy makers spent much of the year gradually losing confidence in capital markets as they were assaulted with news about corporate malfeasance, Wall Street conflicts of interest, faltering consumer confidence, rising unemployment, uncertain economic growth and threat of war with Iraq. The accumulating uncertainties prompted individuals to slow spending, caused corporate managers to cut budgets, and fueled public criticism about fiscal and monetary policy.

Equity investors, whose primary concern is profit growth and sustainability, found little optimism in most companies’ future growth prospects. This caused a widespread flight to quality and the perceived safety of bonds. The resulting retreat from equities created a sharp stock market sell-off, especially in 2002’s third quarter when pre-election war rhetoric coincided with the first hints of slowing automobile sales. Small-cap growth stocks are extremely sensitive to sudden market swings, and they fell steeply during this sell-off. In mid-October selling pressure eased and equity prices staged a two-month rebound before falling again in December. Small-cap growth equities posted strong relative performance during this fourth quarter rally, but overall they fell 29.09% for the 12 months ended December 31, 2002, as measured by the benchmark Russell 2500™ Growth Index.1 The Fund delivered similarly poor results, although it did manage to outperform the benchmark. Meanwhile, large-cap equities, as measured by the Standard & Poor’s 500 Composite Index, fared slightly better with a -22.09% total return during the same time.1

1. Source: Standard & Poor’s Micropal. One cannot invest directly in an index, nor is an index representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.

FSC-1

Fund performance suffered, largely due to our investments in sectors that normally benefit from a solid economic recovery, such as technology, manufacturing, transportation and materials. We also took an underweighted position in some of the typically defensive sectors such as financial services and health care, as well as some consumer sectors that remained surprisingly strong despite the shaky economy.

Looking forward, we cannot predict the timing or precise nature of the catalyst to restart economic growth. Nonetheless, we believe that there are ample preconditions for a corporate spending-led economic recovery in 2003. For example, we detect a few policy shifts in government chambers and boardrooms that could take the burden off wrung-out consumers and put it more squarely on corporations. First, the federal government demonstrated a willingness to actively address economic weakness, as evidenced by the Federal Reserve Board’s (the Fed’s) 0.5% interest rate cut in November 2002, the president’s change in his economic advisers, and the Fed’s apparent tolerance of a little inflation. Second, corporate confidence appeared to stabilize somewhat, after a two-year decline. As a result, we feel many 2003 corporate spending plans will likely remain flat or increase compared with 2002. Third, we believe corporate managers became overly conservative. Many businesses raised cash levels, lowered inventory, strengthened balance sheets, shuttered unneeded facilities and trimmed staff. In particular, small-cap growth companies greatly reduced their cost structures to the point that revenue increases could efficiently convert into profit. These developments are small, but we think they may herald the beginning of a truly broad-based economic recovery, built on corporate spending. As such, we have sought to position the Fund to benefit from such a recovery.

This discussion reflects our analysis, opinions and portfolio holdings as of December 31, 2002, the end of the reporting period. Our strategies and the Fund’s portfolio composition will change depending on market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable but the adviser makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Franklin Small Cap Fund buys small cap stocks that the managers believe will appreciate in value. When our strategy is successful, our small cap holdings grow to be mid- and sometimes large-cap stocks. For this reason, the Fund’s average market cap has tended to grow as many holdings in small-cap companies have grown, sometimes dramatically. Given the Fund’s strategy, the managers believe the Fund’s average market cap has ranged, and likely will continue to range, from small to mid cap.

Top 10 Holdings

Franklin Small Cap Fund

12/31/02

Company Sector/Industry	% of Total Net Assets

Affiliated Computer Services Inc., A	2.1%
Technology Services

Varian Semiconductor Equipment Associates Inc.	1.8%
Electronic Technology

Integrated Circuit Systems Inc.	1.7%
Electronic Technology

Mettler-Toledo International Inc. (Switzerland)	1.7%
Producer Manufacturing

Gentex Corp.	1.6%
Producer Manufacturing

Micrel Inc.	1.6%
Electronic Technology

Expeditors International of Washington Inc.	1.5%
Transportation

Varco International Inc.	1.4%
Industrial Services

National Instruments Corp.	1.4%
Technology Services

Newfield Exploration Co.	1.4%
Energy Minerals

The dollar value, number of shares or principal amount, and complete legal titles of all portfolio holdings are listed in the Fund’s Statement of Investments.

FSC-2

PERFORMANCE SUMMARY AS OF 12/31/02

Total return of Class 1 shares represents the cumulative or average annual change in value, assuming reinvestment of dividends and capital gains. Average returns smooth out variations in returns, which can be significant; they are not the same as year-by-year results.

Franklin Small Cap Fund – Class 1

Periods ended 12/31/02

	1-Year	5-Year	Since Inception (11/1/95)

Cumulative Total Return	-28.52%	+1.17%	+56.87%

Average Annual Total Return	-28.52%	+0.23%	+6.48%

Value of $10,000 Investment	$7,148	$10,117	$15,687

Ongoing market volatility can significantly affect short-term performance; recent returns may differ.

Total Return Index Comparison

for $10,000 Investment (11/1/95–12/31/02)

The graph compares the performance of Franklin Small Cap Fund – Class 1, the Standard & Poor’s 500 Index and the Russell 2500 Growth Index. One cannot invest directly in an index, nor is an index representative of the Fund’s portfolio. Please see Important Notes to Performance Information preceding the Fund Summaries.

*Source: Standard & Poor’s Micropal. Please see Index Descriptions following the Fund Summaries.

Franklin Small Cap

Fund – Class 1

Performance reflects the Fund’s Class 1 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

Since markets can go down as well as up, investment return and the value of your principal will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.

FSC-3

Past performance does not guarantee future results.

FRANKLIN SMALL CAP FUND

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

SUPPLEMENT DATED FEBRUARY 15, 2003

TO THE PROSPECTUS DATED MAY 1, 2002

The prospectus is amended by replacing the MANAGEMENT section (Page FSC-4) with the following:

Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo CA 94403-1906, is the Fund’s investment manager.

MANAGEMENT TEAM    The team responsible for managing the Fund is:

Edward B. Jamieson

EXECUTIVE VICE

PRESIDENT, ADVISERS

Mr. Jamieson has been a manager of the Fund since its inception in 1995, and has been with Franklin Templeton Investments since 1987.

Michael McCarthy

SENIOR VICE

PRESIDENT, ADVISERS

Mr. McCarthy has been a manager of the Fund since its inception in 1995, and has been with Franklin Templeton Investments since 1992.

Aidan O’Connell

VICE PRESIDENT,

ADVISERS

Mr. O’Connell has been a manager of the Fund since 1998. Before joining Franklin Templeton Investments in 1998, Mr. O’Connell was a research analyst and a corporate financial analyst at Hambrecht & Quist.

Avinash Satwalekar

PORTFOLIO

MANAGER, ADVISERS

Mr. Satwalekar has been a manager of the Fund since 2002, and has been with Franklin Templeton Investments since 1996.

Christopher Grisanti,

CFA

PORTFOLIO

MANAGER, ADVISERS

Mr. Grisanti has been a manager of the Fund since 2000, and has been with Franklin Templeton Investments since 1998.

The Fund pays Advisers a fee for managing the Fund’s assets. For the fiscal year ended

December 31, 2001, the management fee, before any reduction, was 0.53% of the Fund’s average daily net assets. Under an agreement by Advisers to reduce its fees to reflect reduced services resulting from the Fund’s investment in a Franklin Templeton money fund, the Fund paid 0.45% of its average daily net assets to Advisers for its services. This reduction is required by the Board and an SEC order.

Please keep this supplement for future reference.

FSC P 0203

FSC-4

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN SMALL CAP FUND

Financial Highlights

	Class 1
	Year Ended December 31,
	2002	2001	2000	1999	1998
Per share operating performance
(For a share outstanding throughout the year)

Net asset value, beginning of year	$17.97	$21.25	$26.87	$13.72	$15.05

Income from investment operations:
Net investment income (loss)[a]	(.02)	.09	.11	(.01)	.07
Net realized and unrealized gains (losses)	(5.09)	(3.28)	(3.81)	13.25	(.20)

Total from investment operations	(5.11)	(3.19)	(3.70)	13.24	(.13)

Less distributions from:
Net investment income	(.07)	(.09)	—	(.08)	(.01)
Net realized gains	—	—	(1.92)	(.01)	(1.19)

Total distributions	(.07)	(.09)	(1.92)	(.09)	(1.20)

Net asset value, end of year	$12.79	$17.97	$21.25	$26.87	$13.72

Total return[b]	(28.52)%	(15.02)%	(14.60)%	96.94%	(.98)%
Ratios/supplemental data
Net assets, end of year (000's)	$164,350	$266,694	$387,474	$488,062	$315,460
Ratios to average net assets:
Expenses	.79%	.76%	.75%	.77%	.77%
Net investment income (loss)	(.16)%	.50%	.42%	(.05)%	.51%
Portfolio turnover rate	29.59%	37.94%	19.49%	39.49%	53.01%

[a]	Based on average shares outstanding effective year ended December 31, 1999.
[b]	Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

FSC-5

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN SMALL CAP FUND

Financial Highlights (continued)

	Class 2

	Year Ended December 31,

	2002	2001	2000	1999[c]
Per share operating performance
(For a share outstanding throughout the year)

Net asset value, beginning of year	$17.85	$21.14	$26.80	$14.25

Income from investment operations:
Net investment income (loss)[a]	(.06)	.03	.12	(.04)
Net realized and unrealized gains (losses)	(5.05)	(3.25)	(3.86)	12.68

Total from investment operations	(5.11)	(3.22)	(3.74)	12.64

Less distributions from:
Net investment income	(.04)	(.07)	—	(.08)
Net realized gains	—	—	(1.92)	(.01)

Total distributions	(.04)	(.07)	(1.92)	(.09)

Net asset value, end of year	$12.70	$17.85	$21.14	$26.80

Total return[b]	(28.68)%	(15.25)%	(14.76)%	89.05%
Ratios/supplemental data
Net assets, end of year (000's)	$415,952	$401,663	$301,420	$6,156
Ratios to average net assets:
Expenses	1.04%	1.01%	1.00%	1.02% [d]
Net investment income	(.41)%	.19%	.49%	(.18)% [d]
Portfolio turnover rate	29.59%	37.94%	19.49%	39.49%

[a]	Based on average shares outstanding.
[b]	Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
[c]	For the period January 6, 1999 (effective date) to December 31, 1999.
[d]	Annualized

See notes to financial statements.

FSC-6

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN SMALL CAP FUND

Statement of Investments, December 31, 2002

	SHARES	VALUE

Common Stocks 89.6%
Commercial Services 3.8%
[a]Corporate Executive Board Co.	110,000	$3,511,200
Fair, Isaac & Co. Inc.	75,255	3,213,388
[a]Lamar Advertising Co., A	32,000	1,076,800
[a]Learning Tree International Inc.	52,000	712,400
[a]Maximus Inc.	250,000	6,525,000
Pittston Brinks Group	209,400	3,869,712
[a]ProBusiness Services Inc.	103,000	1,030,000
[a]Resources Connection Inc.	74,600	1,731,466
[a]Robert Half International Inc.	19,000	306,090

		21,976,056

Communications .2%
[a]Alaska Communications Systems Holdings Inc.	86,900	159,896
CenturyTel Inc.	40,900	1,201,642

		1,361,538

Consumer Non-Durables 1.2%
Adolph Coors Co., B	46,600	2,854,250
[a]Jones Apparel Group Inc.	27,800	985,232
[a]Reebok International Ltd.	70,000	2,058,000
Wolverine World Wide Inc.	84,800	1,281,328

		7,178,810

Consumer Services 3.7%
[a]Brinker International Inc.	36,800	1,186,800
[a]Entercom Communications Corp.	62,000	2,909,040
[a]Entravision Communications Corp.	370,000	3,692,600
[a]Hispanic Broadcasting Corp., A	226,100	4,646,355
[a]Insight Communications Co. Inc., A	90,400	1,119,152
[a]Jack in the Box Inc.	72,200	1,248,338
[a]Mediacom Communications Corp., A	220,000	1,938,200
[a]Radio One Inc.	39,500	577,490
[a]Radio One Inc., D	42,900	619,047
[a]Station Casinos Inc.	187,100	3,311,670

		21,248,692

Distribution Services .5%
Fleming Cos. Inc.	100,000	657,000
[a]Performance Food Group Co.	70,300	2,387,318

		3,044,318

Electronic Technology 20.4%
[a]Advanced Energy Industries Inc.	375,000	4,770,000
[a]Advanced Fibre Communications Inc.	200,000	3,336,000
[a]Anaren Microwave Inc.	240,200	2,113,760
[a]Avocent Corp.	140,000	3,110,800
[a]Catapult Communications Corp.	38,100	455,295
[a]Cirrus Logic Inc.	475,000	1,368,000
[a]Coherent Inc.	199,400	3,978,030
[a]Credence Systems Corp.	625,000	5,831,250
[a]Cymer Inc.	150,000	4,837,500
[a]DRS Technologies Inc.	106,400	3,333,512
[a]EMCORE Corp.	89,200	195,348

FSC-7

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN SMALL CAP FUND

Statement of Investments, December 31, 2002 (cont.)

	SHARES	VALUE

Common Stocks (cont.)
Electronic Technology (cont.)
[a]Integrated Circuit Systems Inc.	550,000	$10,037,500
[a]Integrated Device Technology Inc.	225,000	1,883,250
[a]Intersil Corp.	116,500	1,624,010
[a]Kronos Inc.	50,000	1,849,500
[a]L-3 Communications Holdings Inc.	114,400	5,137,704
[a]Lam Research Corp.	600,000	6,480,000
[a]McDATA Corp., A	415,000	2,946,500
[a]Micrel Inc.	1,050,000	9,429,000
[a]Novellus Systems Inc.	128,500	3,608,280
[a]Oak Technology Inc.	300,000	795,000
PerkinElmer Inc.	450,000	3,712,500
[a]PLX Technology Inc.	265,000	1,036,150
[a]PMC-Sierra Inc. (Canada)	166,502	925,751
[a]Polycom Inc.	140,300	1,335,656
[a]QLogic Corp.	6,400	220,864
[a]Semtech Corp.	630,000	6,879,600
[a]Silicon Laboratories Inc.	65,000	1,240,200
[a]Skyworks Solutions Inc.	60,700	523,234
[a]Stratex Networks Inc.	61,100	135,031
[a]Synopsys Inc.	102,400	4,725,760
[a]Tekelec	101,000	1,055,450
[a]Tektronix Inc.	375,000	6,821,250
[a]Varian Semiconductor Equipment Associates Inc.	440,000	10,454,840
[a]Waters Corp.	100,000	2,178,000

		118,364,525

Energy Minerals 4.2%
Cabot Oil & Gas Corp., A	190,000	4,708,200
Chesapeake Energy Corp.	331,900	2,568,906
[a]Newfield Exploration Co.	220,000	7,931,000
[a]Spinnaker Exploration Co.	90,000	1,984,500
[a]Stone Energy Corp.	80,000	2,668,800
[a]Swift Energy Co.	125,000	1,208,750
[a]Tom Brown Inc.	135,000	3,388,500

		24,458,656

Finance 8.9%
Allied Capital Corp.	150,000	3,274,500
American Capital Strategies Ltd.	340,500	7,351,395
Federated Investors Inc., B	192,900	4,893,873
General Growth Properties Inc.	52,000	2,704,000
Glenborough Realty Trust Inc.	49,000	873,180
[a]Investment Technology Group Inc.	55,000	1,229,800
[a]Labranche & Co. Inc.	275,000	7,326,000
MeriStar Hospitality Corp.	225,000	1,485,000
National Commerce Financial Corp.	153,000	3,649,050
Radian Group Inc.	77,676	2,885,663
Reinsurance Group of America Inc.	50,400	1,364,832
[a]Silicon Valley Bancshares	145,100	2,648,075
SL Green Realty Corp.	80,000	2,528,000
TCF Financial Corp.	85,000	3,713,650
Waddell & Reed Financial Inc., A	110,000	2,163,700

FSC-8

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN SMALL CAP FUND

Statement of Investments, December 31, 2002 (cont.)

	SHARES	VALUE

Common Stocks (cont.)
Finance (cont.)
Westcorp	75,000	$1,575,000
[a]WFS Financial Inc.	85,100	1,779,518

		51,445,236

Health Services 1.4%
[a]Community Health Systems Inc.	40,000	823,600
[a]Pharmaceutical Product Development Inc.	140,000	4,097,800
[a]Renal Care Group Inc.	97,350	3,080,154

		8,001,554

Health Technology 7.1%
Alpharma Inc., A	140,400	1,672,164
[a]Cerus Corp.	195,000	4,192,500
[a]Conceptus Inc.	100,000	1,198,000
[a]First Horizon Pharmaceutical Corp.	654,400	4,893,603
Galen Holdings PLC, ADR (United Kingdom)	100,000	3,229,000
ICN Pharmaceuticals Inc.	70,000	763,700
[a]Integra LifeSciences Holdings Corp.	85,900	1,516,135
[a]Intermune Inc.	85,000	2,168,350
[a]Kosan Biosciences Inc.	134,820	818,357
[a]Medimmune Inc.	70,000	1,901,900
[a]Millennium Pharmaceuticals Inc.	101,292	804,259
[a]NPS Pharmaceuticals Inc.	100,000	2,517,000
[a]OSI Pharmaceuticals Inc.	300,400	4,926,560
[a]Thoratec Corp.	420,800	3,210,704
[a]Varian Medical Systems Inc.	133,400	6,616,640
[a]Ventana Medical Systems Inc.	42,700	984,235

		41,413,107

Industrial Services 5.8%
[a]Allied Waste Industries Inc.	250,000	2,500,000
[a]Atwood Oceanics Inc.	59,200	1,781,920
[a]Core Laboratories NV (Netherlands)	100,000	1,135,000
[a]Grey Wolf Inc.	568,800	2,269,512
[a]Hydril Co.	29,314	690,931
[a]Oil States International Inc.	200,000	2,580,000
[a]Pride International Inc.	270,000	4,023,000
Rowan Cos. Inc.	300,000	6,810,000
[a]Superior Energy Services Inc.	285,000	2,337,000
[a]Trico Marine Services Inc.	88,000	293,040
[a]Varco International Inc.	475,000	8,265,000
[a]Waste Connections Inc.	16,600	640,926

		33,326,329

Non-Energy Minerals .6%
Lafarge North America Inc.	100,000	3,285,000
Reliance Steel & Aluminum Co.	13,500	281,340

		3,566,340

Process Industries 5.3%
Bowater Inc.	50,000	2,097,500
Bunge Ltd.	237,300	5,709,438

FSC-9

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN SMALL CAP FUND

Statement of Investments, December 31, 2002 (cont.)

	SHARES	VALUE

Common Stocks (cont.)
Process Industries (cont.)
[a]CUNO Inc.	12,800	$423,936
[a]FMC Corp.	150,000	4,098,000
Millennium Chemicals Inc.	75,000	714,000
Minerals Technologies Inc.	75,000	3,236,250
Nova Chemicals Corp. (Canada)	300,000	5,490,000
Olin Corp.	360,000	5,598,000
Valspar Corp.	70,300	3,105,854

		30,472,978

Producer Manufacturing 7.9%
CNH Global NV (Netherlands)	650,000	2,470,000
Cummins Inc.	150,000	4,219,500
[a]Flowserve Corp.	175,000	2,588,250
[a]Gentex Corp.	300,000	9,492,000
Gibraltar Steel Corp.	52,800	1,005,312
[a]Mettler-Toledo International Inc. (Switzerland)	300,000	9,618,000
Milacron Inc.	441,000	2,623,950
Oshkosh Truck Corp.	65,000	3,997,500
[a]Varian Inc.	195,100	5,597,419
[a]Wilson Greatbatch Technologies Inc.	150,000	4,380,000

		45,991,931

Retail Trade 3.6%
[a]Barnes & Noble Inc.	121,000	2,186,470
[a]Charming Shoppes Inc.	925,000	3,866,500
[a]Foot Locker Inc.	300,000	3,150,000
Fred’s Inc.	140,000	3,598,000
[a]J. Jill Group Inc.	200,000	2,796,000
[a]The Men’s Wearhouse Inc.	42,000	720,300
[a]Tuesday Morning Corp.	267,000	4,565,700

		20,882,970

Technology Services 10.0%
[a]Affiliated Computer Services Inc., A	231,800	12,204,270
[a]Aspen Technology Inc.	925,000	2,617,750
[a]Borland Software Corp.	545,000	6,703,500
[a]Documentum Inc.	58,600	917,676
[a]Entrust Inc.	750,000	2,520,000
[a]Informatica Corp.	500,000	2,880,000
[a]Interwoven Inc.	300,000	780,000
[a]MatrixOne Inc.	27,300	117,390
[a]Mercury Interactive Corp.	90,000	2,668,500
[a]Micromuse Inc.	370,000	1,413,400
[a]National Instruments Corp.	250,000	8,122,500
[a]Netiq Corp.	265,000	3,272,750
[a]Openwave Systems Inc.	425,026	850,052
[a]Precise Software Solutions Ltd. (Israel)	100,000	1,651,000
[a]Quest Software Inc.	225,000	2,319,750
[a]Retek Inc.	175,000	476,000
[a]RSA Security Inc.	200,000	1,198,000
[a]Sapient Corp.	202,200	414,510

FSC-10

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN SMALL CAP FUND

Statement of Investments, December 31, 2002 (cont.)

	SHARES	VALUE

Common Stocks (cont.)
Technology Services (cont.)
[a]VERITAS Software Corp.	32,650	$509,993
[a]Verity Inc.	150,000	2,008,650
[a]webMethods Inc.	375,000	3,082,500
[a]Wind River Systems Inc.	335,000	1,373,500

		58,101,691

Transportation 4.3%
Airborne Inc.	200,000	2,966,000
[a]Alaska Air Group Inc.	61,100	1,322,815
[a]Atlantic Coast Airlines Holdings Inc.	248,000	2,983,440
C.H. Robinson Worldwide Inc.	216,800	6,764,160
Expeditors International of Washington Inc.	272,600	8,900,390
[a]Pacer International Inc.	34,100	453,530
SkyWest Inc.	120,000	1,568,400

		24,958,735

Utilities .7%
Atmos Energy Corp.	75,000	1,749,000
Energen Corp.	60,000	1,746,000
[a]Sierra Pacific Resources	54,700	355,550

		3,850,550

Total Common Stocks (Cost $599,417,996)		519,644,016

Preferred Stock (Cost $229,176)
Electronic Technology
[a,b]3Ware Inc., pfd., D	41,093	—

	PRINCIPAL AMOUNT
Convertible Bond (Cost $170,520)
Electronic Technology
[a,b]3Ware Inc., cvt., zero cpn.	$170,520	—

Total Long Term Investments (Cost $599,817,692)		519,644,016

	SHARES
Short Term Investments (Cost $60,503,247) 10.4%
[c]Franklin Institutional Fiduciary Trust Money Market Portfolio	60,503,247	60,503,247

Total Investments (Cost $660,320,939) 100.0%		580,147,263
Other Assets, less Liabilities		154,413

Net Assets 100.0%		$580,301,676

[a]	Non-income producing
[b]	See Note 7 regarding restricted securities.
[c]	See Note 6 regarding investments in the Franklin Institutional Fiduciary Trust Money Market Portfolio.

FSC-11

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN SMALL CAP FUND

Financial Statements

Statement of Assets and Liabilities

December 31, 2002

Assets:
Investments in securities:
Cost	$660,320,939

Value	580,147,263
Receivables:
Investment securities sold	170,562
Capital shares sold	1,282,924
Dividends	152,592

Total assets	581,753,341

Liabilities:
Payables:
Investment securities purchased	477,459
Capital shares redeemed	396,601
Affiliates	548,421
Other liabilities	29,184

Total liabilities	1,451,665

Net assets, at value	$580,301,676

Net assets consist of:
Undistributed net investment income	$—
Net unrealized depreciation	(80,173,676)
Accumulated net realized loss	(127,128,846)
Capital shares	787,604,198

Net assets, at value	$580,301,676

Class 1:
Net assets, at value	$164,349,756

Shares outstanding	12,845,221

Net asset value and maximum offering price per share	$12.79

Class 2:
Net assets, at value	$415,951,920

Shares outstanding	32,742,602

Net asset value and maximum offering price per share	$12.70

FSC-12

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN SMALL CAP FUND

Financial Statements (continued)

Statement of Operations

for the year ended December 31, 2002

Investment income:
(net of foreign taxes and fees of $21,571)
Dividends	$3,810,658

Expenses:
Management fees (Note 3)	2,929,313
Administrative fees (Note 3)	1,508,163
Distribution fees - Class 2 (Note 3)	990,231
Reports to shareholders	234,039
Other	80,906

Total expenses	5,742,652

Net investment loss	(1,931,994)

Realized and unrealized gains (losses):
Net realized loss from:
Investments	(80,345,797)
Foreign currency transactions	(247)

Net realized loss	(80,346,044)
Net unrealized depreciation on investments	(129,271,878)

Net realized and unrealized loss	(209,617,922)

Net decrease in net assets resulting from operations	$(211,549,916)

FSC-13

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN SMALL CAP FUND

Financial Statements (continued)

Statements of Changes in Net Assets

for the years ended December 31, 2002 and 2001

	2002	2001
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$(1,931,994)	$2,096,281
Net realized loss from investments and foreign currency transactions	(80,346,044)	(28,388,262)
Net unrealized depreciation on investments	(129,271,878)	(80,822,391)

Net decrease in net assets resulting from operations	(211,549,916)	(107,114,372)
Distributions to shareholders from net investment income:
Class 1	(968,151)	(1,494,401)
Class 2	(994,005)	(1,228,650)

Total distributions to shareholders	(1,962,156)	(2,723,051)
Capital share transactions: (Note 2)
Class 1	(25,542,310)	(60,969,661)
Class 2	150,999,228	150,270,069

Total capital share transactions	125,456,918	89,300,408
Net decrease in net assets	(88,055,154)	(20,537,015)
Net assets:
Beginning of year	668,356,830	688,893,845

End of year	$580,301,676	$668,356,830

Undistributed net investment income included in net assets:
End of year	$—	$2,200,458

FSC-14

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN SMALL CAP FUND

Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (the Trust) is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of twenty-four series (the Funds). Franklin Small Cap Fund (the Fund) included in this report is diversified. Shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. The Fund’s investment objective is capital growth.

On November 12, 2002, the Board of Trustees approved a proposal to merge the Franklin Technology Securities Fund into the Franklin Small Cap Fund, subject to approval by the shareholders.

The following summarizes the Fund’s significant accounting policies.

a. Security Valuation

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Restricted securities and securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Foreign Currency Contracts

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts.

d. Income Taxes

No provision has been made for income taxes because the Fund’s policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

FSC-15

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN SMALL CAP FUND

Notes to Financial Statements (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (cont.)

e. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Distributions received by the Fund from securities may be a return of capital (ROC). Such distributions reduce the cost basis of the securities, and any distributions in excess of the cost basis are recognized as capital gains.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

f. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2. SHARES OF BENEFICIAL INTEREST

The Fund offers two classes of shares: Class 1 and 2. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

At December 31, 2002, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Fund’s shares were as follows:

	Year Ended December 31,
	2002		2001
Class 1 Shares:	Shares	Amount	Shares	Amount
Share sold	1,153,418	$18,182,473	5,216,738	$93,510,478
Shares issued on merger (Note 8)	1,202,758	20,098,091	—	—
Shares issued in reinvestment of distributions	63,569	968,152	81,975	1,494,401
Shares redeemed	(4,419,152)	(64,791,026)	(8,687,695)	(155,974,540)

Net decrease	(1,999,407)	$(25,542,310)	(3,388,982)	$(60,969,661)

Class 2 Shares:
Share sold	23,004,447	$326,745,200	24,732,130	$440,412,015
Shares issued on merger (Note 8)	36,720	609,184	—	—
Shares issued in reinvestment of distributions	65,654	994,005	67,732	1,228,650
Shares redeemed	(12,868,867)	(177,349,161)	(16,555,130)	(291,370,596)

Net increase	10,237,954	$150,999,228	8,244,732	$150,270,069

FSC-16

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN SMALL CAP FUND

Notes to Financial Statements (continued)

3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Trust are also officers and/or directors of the following entities:

Entity	Affiliation

Franklin Templeton Services LLC (FT Services) Franklin Advisers Inc. (Advisers) Franklin/Templeton Distributors Inc. (Distributors) Franklin/Templeton Investor Services LLC (Investor Services)	Administrative manager Investment manager Principal underwriter Transfer agent

The Fund pays an investment management fee to Advisers based on the average net assets of the Fund as follows:

Annualized Fee Rate	Daily Net Assets

.55%	First $500 million
.45%	Over $500 million, up to and including $1 billion
.40%	Over $1 billion, up to and including $1.5 billion

Fees are further reduced on net assets over $1.5 billion.

The Fund pays an administration fee to FT Services of .25% per year of the average daily net assets of the Fund.

The Fund reimburses Distributors up to .25% per year of its average daily net assets of Class 2, for costs incurred in marketing the Fund’s shares.

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund.

4. INCOME TAXES

At December 31, 2002, the Fund had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:

Capital loss carryovers expiring in:
2008	$11,665,898
2009 2010	23,790,865 89,640,011

$125,096,774

At December 31, 2002, the Fund has deferred capital losses and deferred currency losses occurring subsequent to October 31, 2002 of $1,879,520 and $247, respectively. For tax purposes, such losses will be reflected in the year ending December 31, 2003.

Net investment income differs for financial statement and tax purposes primarily due to differing treatments for foreign currency transactions.

Net realized losses differ for financial statement and tax purposes primarily due to differing treatments of wash sales and foreign currency transactions.

FSC-17

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN SMALL CAP FUND

Notes to Financial Statements (continued)

4. INCOME TAXES (cont.)

The tax character of distributions paid during the years ended December 31, 2002 and 2001, was as follows:

	2002	2001
Distributions paid from:
Ordinary income	$1,962,156	$2,723,051
Long-term capital gain	—	—

	$1,962,156	$2,723,051

At December 31, 2002, the cost of investments, net unrealized depreciation, undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:

Cost of investments	$660,473,242

Unrealized appreciation	$67,539,045
Unrealized depreciation	(147,865,024)

Net unrealized depreciation	$(80,325,979)

Undistributed ordinary income	$—
Undistributed long-term capital gains	—

Distributable earnings	$—

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the year ended December 31, 2002 aggregated $354,689,448 and $156,387,207, respectively.

6. INVESTMENT IN FRANKLIN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund), an open-end investment company managed by Advisers or one of its affiliates. Management fees paid by the Fund are reduced on assets invested in the Sweep Money fund, in amount not to exceed the management fees paid by the Sweep Money Fund. The Fund earned dividend income from investment in the Sweep Money Fund in the amount of $1,324,238.

7. RESTRICTED SECURITIES

The Fund may purchase securities through a private offering that generally cannot be resold to the public without prior registration under the Securities Act of 1933. The costs of registering such securities are paid by the issuer. At December 31, 2002, the Fund held restricted securities as follows:

Principal Amount/ Shares	Issuer	Acquisition Date	Cost	Value

41,093	3 Ware Inc., pfd., D	7/28/00	$229,176	$ —
$170,520	3 Ware Inc., cvt., zero cpn.	10/18/01 -5/07/02	170,520	—

	Total Restricted Securities			$—

FSC-18

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN SMALL CAP FUND

Notes to Financial Statements (continued)

8. MERGER OF FRANKLIN GLOBAL HEALTH CARE SECURITIES FUND

On May 1, 2002, the Franklin Templeton Variable Insurance Products Trust (FTVIPT) - Franklin Small Cap Fund (Small Cap) acquired the net assets of the FTVIPT - Franklin Global Health Care Securities Fund (Health Care) pursuant to a plan of reorganization. The merger was accomplished by a taxable exchange, and accounted for as a purchase.

The selected financial information and shares outstanding immediately before and after the acquisition were as follows:

	Class 1			Class 2

Fund Name	Net Assets	NAV	Shares	Net Assets	NAV	Shares

Health Care	$20,098,091	$11.53	1,742,889	$609,184	$11.46	53,181
Small Cap	$233,620,637	$16.71	13,979,515	$438,722,582	$16.59	26,447,283

Small Cap–post merger	$253,718,728	$16.71	15,182,273	$439,331,766	$16.59	26,484,003

FSC-19

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN SMALL CAP FUND

Independent Auditors’ Report

To the Board of Trustees and Shareholders of

Franklin Templeton Variable Insurance Products Trust

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Franklin Small Cap Fund (the Fund) (one of the funds constituting the Franklin Templeton Variable Insurance Products Trust) at December 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

February 6, 2003

FSC-20

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN SMALL CAP FUND

Tax Designation (unaudited)

Under Section 854(b)(2) of the Internal Revenue Code, the Fund hereby designates 100% of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended December 31, 2002.

FSC-21

INDEX DESCRIPTIONS

The indexes are unmanaged and include reinvested distributions.

Consumer Price Index (CPI) is a measure of the average change in prices for a fixed basket of goods and services regularly bought by consumers in the U.S.; published by the Bureau of Labor Statistics.

Credit Suisse First Boston (CSFB) High Yield Index is a trader-priced portfolio constructed to mirror the high yield debt market.

Dow Jones Industrial Average (the Dow®) is price-weighted based on the average market price of 30 blue chip stocks of companies that are generally industry leaders. Total return for the Dow is calculated by Wilshire Associates, Inc.

J.P. Morgan Emerging Markets Bond Index Global (EMBIG) tracks total returns for U.S. dollar-denominated debt instruments issued by emerging markets sovereign and quasi-sovereign entities: Brady bonds, loans and Eurobonds.

J.P. Morgan EMU Government Bond Index is a euro-aggregated index weighted by market capitalization. The index includes only liquid bullet euro-denominated fixed-rate debt, which has been issued by participating governments. No callable, puttable or convertible features are allowed. Bonds must have at least 12 months remaining maturity. The EMU bond index is fully invested. All coupons received are immediately invested back into the entire index until the next index rebalancing.

J.P. Morgan Global Government Bond Index (JPM GGBI) tracks total returns of government bonds in developed countries globally. The bonds included in the index are weighted according to their market capitalization. The index is unhedged and expressed in terms of $U.S.

J.P. Morgan U.S. Government Bond Total Return Index includes only actively traded fixed-rate bonds with a remaining maturity of one year or longer.

I-1

Lehman Brothers Government/Credit Index includes fixed-rate debt issues rated investment grade or higher by Moody’s, S&P or Fitch, in that order. All issues have at least one year to maturity and an outstanding par value of at least $100 million for U.S. government securities and $50 million for all others. All returns are market value-weighted inclusive of accrued interest. The index includes those issues in the Lehman Brothers Government Bond Index and Corporate Bond Index. The index includes those issues of the U.S. government and agencies thereof, domestic corporate issues and foreign dollar denominated issues. All issues included are Baa/BBB or better. Total return includes price appreciation/depreciation and income as a percentage of the original investment. The index is rebalanced monthly by market capitalization.

Lehman Brothers Intermediate Government Bond Index includes fixed-rate debt issues rated investment grade or higher by Moody’s, S&P or Fitch, in that order. All issues have at least one year to maturity and an outstanding par value of at least $100 million for U.S. government issues. All returns are market value-weighted inclusive of accrued interest. The Government Bond Index includes issues of the U.S. government or any agency thereof. It includes only issues with a remaining term to maturity of less than 10 years. Total return includes price appreciation/depreciation and income as a percentage of the original investment. The index is rebalanced monthly by market capitalization.

Lehman Brothers U.S. Aggregate Index includes fixed-rate debt issues rated investment grade or higher by Moody’s, S&P or Fitch, in that order. All issues have at least one year to maturity and an outstanding par value of at least $100 million for U.S. government issues and $50 million for all others. All returns are market value-weighted inclusive  of accrued interest. The index is a composite of the Government/Corporate Index and the Mortgage-Backed Securities Index. Total return includes price appreciation/depreciation and income as a percentage of the original investment. The index is rebalanced monthly by market capitalization.

Lipper Target Maturity Funds Average is an equally weighted average calculation of performance figures for all funds within the Lipper Target Maturity Funds classification. Lipper Target Maturity Funds invest principally in zero coupon U.S. Treasury securities or in coupon-bearing U.S. government securities targeted to mature in a specific year.

I-2

Lipper VIP Equity Income Funds Average is an equally weighted average calculation of performance figures for all funds within the Lipper Equity Income Funds classification in the Lipper VIP underlying funds universe. Lipper Equity Income Funds are defined as funds that seek relatively high current income and growth of income through investing at least 65% of their portfolio in dividend paying equity securities. As of 12/31/02, there were 51 funds in this category. Lipper calculations do not include contract fees, expenses or sales charges, and may have been different if such charges had been considered.

Lipper VIP Income Funds Average is an equally weighted average calculation of performance figures for all funds within the Lipper Income Funds classification in the Lipper VIP underlying funds universe. Lipper Income Funds are defined as funds that normally seek a high level of current income through investing in income-producing stocks, bonds and money market instruments. As of 12/31/02, there were 10 funds in this category. Lipper calculations do not include contract fees, expenses or sales charges, and may have been different if such charges had been considered.

Lipper VIP Multi-Cap Value Funds Average is an equally weighted average calculation of performance figures for all funds within the Lipper Multi-Cap Value Funds classification in the Lipper VIP underlying funds universe. Lipper Multi-Cap Value Funds are defined as funds that invest in a variety of market capitalization ranges without concentrating 75%  of their equity assets in any one market capitalization range over an  extended period of time. As of 12/31/02, there were 91 funds in this category. Lipper calculations do not include contract fees, expenses  or sales charges, and may have been different if such charges had been considered.

Lipper VIP General U.S. Government Funds Average is an equally weighted average calculation of performance figures for all funds within the Lipper U.S. Government Funds classification in the Lipper VIP underlying funds universe. Lipper U.S. Government Funds are defined as funds that invest at least 65% of their assets in securities issued or guaranteed by the U.S. government, its agencies or its instrumentalities. As of 12/31/02, there were 44 funds in this category. Lipper calculations do not include contract fees, expenses or sales charges, and may have been different if such charges had been considered.

I-3

Merrill Lynch Treasury 5- and 10-Year Zero Coupon Bond Total Return Indexes include zero coupon bonds that pay no interest and are issued at a discount from redemption price.

Morgan Stanley Capital International (MSCI) All Country (AC) World Free Index is market capitalization-weighted and measures the total returns of equity securities available to foreign (non-local) investors in the developed and emerging markets globally.

Morgan Stanley Capital International (MSCI) Emerging Markets Free Index is market capitalization-weighted and measures the total returns of equity securities in emerging markets globally. Only securities available to foreign (non-local) investors are included.

Morgan Stanley Capital International (MSCI) Europe Australasia Far East (EAFE) Index is market capitalization-weighted and measures the total returns of equity securities in the developed markets in Europe, Australasia and the Far East.

Morgan Stanley Capital International (MSCI) World Index is market capitalization-weighted and measures the total returns of equity securities in the developed markets globally.

Nasdaq Telecommunications Index contains all types of telecommunications companies, including point-to-point communication services and radio and television broadcast, and companies that manufacture communication equipment and accessories. On November 1, 1993, the Nasdaq Utility Index was renamed the Nasdaq Telecommunications Index.

National Association of Securities Dealers Automated Quotations (Nasdaq) Composite Index measures all domestic and international common stocks listed on the Nasdaq Stock Market. The index is market value-weighted and includes over 4,000 companies.

Russell 1000® Index is market capitalization-weighted and measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represented approximately 92% of the total market capitalization of the Russell 3000 Index, as of 6/30/02.

Russell 2000® Growth Index is market capitalization-weighted and measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

I-4

Russell 2000 Index is market capitalization-weighted and measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represented approximately 8% of the total market capitalization of the Russell 3000 Index, as of 6/30/02.

Russell 2000 Value Index is market capitalization-weighted and measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2500™ Growth Index is market capitalization-weighted and measures the performance of those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.

Russell 3000® Growth Index is market capitalization-weighted and measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 3000 Index is market capitalization-weighted and measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represented approximately 98% of the investable U.S. equity market, as of 6/30/02.

Russell 3000 Value Index is market capitalization-weighted and measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell Midcap® Value Index is market capitalization-weighted and measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values.

S&P/International Finance Corporation (IFC) Investable Composite Index measures the total return with dividends reinvested of equity securities in emerging markets globally. Securities’ weights are adjusted to reflect only the portion of the market capitalization available to foreign (non-local) investors. Securities included are weighted according to their adjusted market capitalization (outstanding investable shares times price).

Standard & Poor’s 500 Composite Index (S&P 500) consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock’s weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance.

I-5

Standard & Poor’s (S&P) Midcap 400 Index consists of 400 domestic stocks chosen for market size, liquidity and industry group representation. Each stock’s weight in the index is proportionate to its market value.

Standard & Poor’s (S&P) Smallcap 600 Index consists of 600 domestic stocks chosen for market size, liquidity and industry group representation. Each stock’s weight in the index is proportionate to its market value.

Wilshire Real Estate Securities Index is a broad measure of the performance of publicly traded real estate securities, such as real estate investment trusts (REITs) and real estate operating companies (REOCs). The index is capitalization-weighted and rebalanced monthly, and returns are calculated on a buy-and-hold basis.

I-6

Board Members and Officers

The name, age and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Each board member will serve until that person’s successor is elected and qualified.

Independent Board Members

Name, Age and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held

FRANK H. ABBOTT, III (81) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 1988	106	None

Principal Occupation During Past 5 Years:

President and Director, Abbott Corporation (an investment company); and formerly, Director, MotherLode Gold Mines Consolidated (gold mining) (until 1996) and Vacu-Dry Co. (food processing) (until 1996).

HARRIS J. ASHTON (70) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 1988	133	Director, Bar-S Foods (meat packing company).

Principal Occupation During Past 5 Years:

Director of various companies; and formerly, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).

ROBERT F. CARLSON (74) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 1998	42	None

Principal Occupation During Past 5 Years:

Vice President and past President, Board of Administration, California Public Employees Retirement Systems (CALPERS); and formerly, member and Chairman of the Board, Sutter Community Hospitals; member, Corporate Board, Blue Shield of California; and Chief Counsel, California Department of Transportation.

S. JOSEPH FORTUNATO (70) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 1989	134	None

Principal Occupation During Past 5 Years: Attorney; and formerly, member of the law firm of Pitney, Hardin, Kipp & Szuch.

FRANK W.T. LAHAYE (73) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 1988	106	Director, The California Center for Land Recycling (redevelopment).

Principal Occupation During Past 5 Years: General Partner, Las Olas L.P. (Asset Management); and formerly, Chairman, Peregrine Venture Management Company (venture capital).

GORDON S. MACKLIN (74) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 1993	133	Director, White Mountains Insurance Group, Ltd. (holding company); Martek Biosciences Corporation; MedImmune, Inc. (biotechnology); Overstock.com (Internet services); and Spacehab, Inc. (aerospace services).

Principal Occupation During Past 5 Years:

Deputy Chairman, White Mountains Insurance Group, Ltd. (holding company); and formerly, Chairman, White River Corporation (financial services) (until 1998) and Hambrecht & Quist Group (investment banking) (until 1992); and President, National Association of Securities Dealers, Inc. (until 1987).

BOD-1

Interested Board Members and Officers

Name, Age and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held

**CHARLES B. JOHNSON (69) One Franklin Parkway San Mateo, CA 94403-1906	Trustee and Chairman of the Board	Since 1988	133	None

Principal Occupation During Past 5 Years:

Chairman of the Board, Chief Executive Officer, Member—Office of the Chairman and Director, Franklin Resources, Inc.; Vice President, Franklin Templeton Distributors, Inc.; Director, Fiduciary Trust Company International; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc.; and officer of 45 of the investment companies in Franklin Templeton Investments.

**RUPERT H. JOHNSON, JR. (62) One Franklin Parkway San Mateo, CA 94403-1906	Trustee, President and Chief Executive Officer— Investment Management	Trustee since 1988 and President and Chief Executive Officer—Investment Management since 2002	116	None

Principal Occupation During Past 5 Years:

Vice Chairman, Member—Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin Templeton Distributors, Inc.; Director, Franklin Advisers, Inc. and Franklin Investment Advisory Services, Inc.; Senior Vice President, Franklin Advisory Services, LLC; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc.; and officer of 48 of the investment companies in
Franklin Templeton Investments.

**CHRISTOPHER H. PINKERTON (44) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2001	24	None

Principal Occupation During Past 5 Years:

President, Chairman and Chief Executive Officer, USAllianz Investor Services, LLC and USAllianz Advisors; President and Chief Executive Officer, USAllianz Investment Advisor and USAllianz VIP Trust; Senior Vice President, Variable Products Division, Allianz Life Insurance Company of North America; fellow, Life Management Institute; and formerly, Vice President of Marketing, Nationwide Financial Services (until 1999).

HARMON E. BURNS (57) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 1988	Not Applicable	None

Principal Occupation During Past 5 Years:

Vice Chairman, Member—Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; Director, Franklin Investment Advisory Services, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 48 of the investment companies in Franklin Templeton Investments.

MARTIN L. FLANAGAN (42) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 1995	Not Applicable	None

Principal Occupation During Past 5 Years:

President, Member—Office of the President, Chief Financial Officer and Chief Operating Officer, Franklin Resources, Inc.; Senior Vice President and Chief Financial Officer, Franklin Mutual Advisers, LLC; Executive Vice President, Chief Financial Officer and Director, Templeton Worldwide, Inc.; Executive Vice President and Chief Operating Officer, Templeton Investment Counsel, LLC; President and Director, Franklin Advisers, Inc.; Executive Vice President, Franklin Investment Advisory Services, Inc. and Franklin Templeton Investor Services, LLC; Chief Financial Officer, Franklin Advisory Services, LLC; Chairman, Franklin Templeton Services, LLC; and officer and/or director of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments.

BOD-2

Name, Age and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held

JIMMY D. GAMBILL (55) 500 East Broward Blvd. Suite 2100 Fort Lauderdale, FL 33394-3091	Senior Vice President and Chief Executive Officer —Finance and Administration	Since 2002	Not Applicable	None

Principal Occupation During Past 5 Years:

President, Franklin Templeton Services, LLC; Senior Vice President, Templeton Worldwide, Inc.; and officer of 50 of the investment companies in Franklin Templeton Investments.

DAVID P. GOSS (55) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2000	Not Applicable	None

Principal Occupation During Past 5 Years:

Associate General Counsel, Franklin Resources, Inc.; President, Chief Executive Officer and Director, Property Resources, Inc. and Franklin Properties, Inc.; officer and/or director of some of the other subsidiaries of Franklin Resources, Inc.; officer of 50 of the investment companies in Franklin Templeton Investments; and formerly, President, Chief Executive Officer and Director, Property Resources Equity Trust (until 1999) and Franklin Select Realty Trust (until 2000).

BARBARA J. GREEN (55) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2000	Not Applicable	None

Principal Occupation During Past 5 Years:

Vice President and Deputy General Counsel, Franklin Resources, Inc.; and Senior Vice President, Templeton Worldwide, Inc. and officer of one of the other subsidiaries of Franklin Resources, Inc., and of 50 of the investment companies in Franklin Templeton Investments; and formerly, Deputy Director, Division of Investment Management, Executive Assistant and Senior Advisor to the Chairman, Counselor to the Chairman, Special Counsel and Attorney Fellow, Securities and Exchange Commission (1986-1995); Attorney, Rogers & Wells (until 1986); and Judicial Clerk, U.S. District Court (District of Massachusetts) (until 1979).

MICHAEL O. MAGDOL (65) 600 5th Avenue Rockefeller Center New York, NY 10048-0772	Vice President — AML Compliance	Since 2002	Not Applicable	Director, FTI Banque, Arch Chemicals, Inc. and Lingnan Foundation.

Principal Occupation During Past 5 Years:

Vice Chairman, Chief Banking Officer and Director, Fiduciary Trust Company International; officer and/or director, as the case may be of some of the other subsidiaries of Franklin Resources, Inc.; and officer of 47 of the investment companies in Franklin Templeton Investments.

KIMBERLEY MONASTERIO (39) One Franklin Parkway San Mateo, CA 94403-1906	Treasurer and Chief Financial Officer	Treasurer since 2000 and Chief Financial Officer since 2002	Not Applicable	None

Principal Occupation During Past 5 Years: Senior Vice President, Franklin Templeton Services, LLC; and officer of 34 of the investment companies in Franklin Templeton Investments.

BOD-3

Name, Age and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held

MURRAY L. SIMPSON (65) One Franklin Parkway San Mateo, CA 94403-1906	Vice President and Secretary	Since 2000	Not Applicable	None

Principal Occupation During Past 5 Years:

Executive Vice President and General Counsel, Franklin Resources, Inc.; officer and/or director of some of the subsidiaries of Franklin Resources, Inc.; officer of 50 of the investment companies in Franklin Templeton Investments; and formerly, Chief Executive Officer and Managing Director, Templeton Franklin Investment Services (Asia) Limited (until 2000); and Director, Templeton Asset Management Ltd. (until 1999).

*	We base the number of portfolios on each separate series of the registered investment companies comprising the Franklin Templeton Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.
**	Charles B. Johnson and Rupert H. Johnson, Jr. are considered interested persons of the Trust under the federal securities laws due to their positions as officers and directors and major shareholders of Franklin Resources, Inc., which is the parent company of the Trust’s adviser and distributor. Mr. Pinkerton is considered an interested person of the Trust because of the share ownership of Allianz Life in the Trust.

Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.

The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request. Contract owners may call 1-800/321-8563 or their insurance companies to request the SAI.

BOD-4

One Franklin Parkway San Mateo, CA 94403-1906

Annual Report

Franklin Templeton Variable Insurance Products Trust

Investment Managers

Franklin Advisers, Inc.

Franklin Advisory Services, LLC

Franklin Mutual Advisers, LLC

Templeton Asset Management, Ltd., Singapore

Templeton Global Advisors Limited

Templeton Investment Counsel, LLC

Distributor

Franklin Templeton Distributors, Inc.

Franklin Templeton Variable Insurance Products Trust (FTVIP) shares are sold only to insurance company separate accounts (“Separate Account”) to serve as the investment vehicles for both variable annuity and variable life insurance contracts. This report must be preceded or accompanied by the current prospectus for the applicable contract, which includes the Separate Account and the FTVIP prospectuses, which contain more detailed information, including sales charges, risks and advantages. Please read the prospectuses carefully before investing or sending money. These reports and prospectuses do not constitute an offering in any jurisdiction in which such offering may not lawfully be made.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls may be identified by the presence of a regular beeping tone.

FIVIP18 A2002 02/03	Printed on recycled paper

FRANKLIN TEMPLETON VARIABLE INSURANCE

PRODUCTS TRUST ANNUAL REPORT

Letter to Contract Owners	2
A Word About Risk	5
Important Notes to Performance Information	6
Fund Summary
Franklin Small Cap Fund	FSC-1
Prospectus Supplement	FSC-4
Index Descriptions	I-1
Board Members and Officers	BOD-1

Thank you for investing with Franklin Templeton Variable Insurance Products Trust. We encourage our investors to maintain a long-term perspective, and remember that all securities markets move both up and down, as do fund unit prices. We appreciate your past support and look forward to serving your investment needs in the years ahead.

Please Note: Franklin Templeton Variable Insurance Products Trust (FTVIP)  currently consists of 24 separate funds,  which generally offer Class 1 and Class 2 shares. Please consult your contract prospectus for the most current  information on which funds and classes  are available in that product.

Please retain this document, including the enclosed prospectus supplements, with your current prospectus, for reference.

F SMCAP-2 A02 02/03

LETTER TO CONTRACT OWNERS

Dear Contract Owners:

This annual report for Franklin Templeton Variable Insurance Products Trust covers the year ended December 31, 2002. For most investors, 2002 was a year that tested their fortitude. U.S. economic growth wavered during the year, mainly because of weakness in corporate capital spending. Amid lower earnings, sluggish capacity utilization rates, volatile capital markets and a slew of high-profile accounting scandals, U.S. companies continued to focus more on balance sheet strengthening than on making capital investments. Because many companies’ existing manufacturing plants generally were underutilized, additional plant and machinery investments became unnecessary. Lack of a clear vision into the future caused many companies to delay capital investment. In an effort to stimulate investment, the Federal Reserve Board lowered the federal funds target rate to 1.25% in November.

For most of the year, the U.S. consumer drove U.S. economic growth, in spite of a steady rise in the U.S. unemployment rate and historically high personal debt levels. American households benefited from several factors that enabled real disposable personal income growth to remain surprisingly steady throughout the year. Such factors included tax cuts, lower interest rates, real wage growth, and an enormous mortgage refinancing boom that was made even bigger by rising home  prices. With more cash in hand, consumers proved willing to spend throughout most of the year. However, household spending began to slow near year-end.

Calendar-year 2002 was a year of extreme volatility for U.S. equity markets. Investor sentiment shifted back and forth, depending on economic data and news of corporate accounting scandals, rising unemployment, geopolitical conflicts and threats of war and terrorism. The U.S. stock markets surged up and down correspondingly, ending with their third consecutive losing year, a string not recorded since the Great Depression era.

Global stock markets also retreated for the third straight year, confounded by the uncertain U.S. economy and some sluggish Asian economies (notably Japan’s), financial crises in Latin America, the threat of war and a further deflating of the technology bubble in much of Europe. Not even an improving backdrop of declining global interest rates and falling valuations could offset the negative effects. By period-end,

2

there were some reasons for optimism, however, as global investors welcomed the European Central Bank’s decision to reduce rates in December. In addition, the euro appreciated to a three-year high against the U.S. dollar during the fiscal year.

For the 12 months ended December 31, 2002, the Dow Jones Industrial Average™, Standard & Poor’s 500 Composite Index (S&P 500) and Nasdaq Composite Index posted cumulative total returns of -14.98%,  -22.09% and -31.13%, respectively.1 Indicative of global markets, the Morgan Stanley Capital International Europe Australasia Far East (MSCI EAFE) Index returned -15.66%.1 Emerging stock markets generally outperformed their developed country counterparts for the second consecutive year, and the MSCI Emerging Markets Free Index returned -6.00% for the same period.1

In the U.S., investors reacted to the economic uncertainty and stock market volatility by flocking to Treasury securities, and their yields, which move in the opposite direction of their prices, tumbled. As a result, 2002 was the third year in a row that Treasuries rose in value as stocks declined. Corporate bonds, particularly junk bonds, were a different story, in large part because of the corporate accounting scandals that came to light during the period. For the year ended December 31, 2002, the 10-year Treasury note posted a 14.62% return and the Credit Suisse First Boston High Yield Index returned -3.10%.2

Despite the uncertainty of some recent economic data, we believe a moderate economic recovery with low inflationary pressures is likely to unfold. It appears to us that the federal government is focusing on ways to bolster corporate growth and encourage capital spending in 2003, which could stimulate the economy. Meanwhile, the prospect of a future military conflict in Iraq remains a wild card for any economic outlook.

1. Source: Standard & Poor’s Micropal. Please see Index Descriptions following the Fund Summaries.

2. Sources: Standard & Poor’s Micropal (Lehman Brothers); CS First Boston. Please see Index Descriptions following the Fund Summaries..

3

It is important to remember, of course, that securities markets always have been, and always will be, subject to volatility. No one can predict exactly how they will perform in the future. For this reason, we urge you to exercise patience and focus not on day-to-day market movements, but on your long-term retirement and investment goals. As always, we appreciate your support, welcome your questions and comments, and look forward to serving your investment needs in the years ahead.

Sincerely,

Rupert H. Johnson, Jr.

Vice President

Franklin Templeton Variable Insurance Products Trust

4

A WORD ABOUT RISK

All of the funds are subject to certain risks, which will cause investment returns and the value of your principal to increase or decrease. Generally, investments offering the potential for higher returns are accompanied by a higher degree of risk. Stocks and other equities, representing an ownership interest in an individual company, historically have outperformed other asset classes over the long term, but tend to fluctuate more dramatically over the shorter term. Securities of smaller companies, and companies involved in reorganization or bankruptcy, may have greater price swings and greater credit and other risks. By having significant investment in particular sectors from time to time, some funds carry greater risk of adverse developments in those sectors than a fund that always invests in a wider variety of sectors. The technology sector can be among the most volatile market sectors.

Bonds and other debt obligations are affected by the creditworthiness of their issuers, and changes in interest rates, with prices declining as interest rates increase. High yield, lower-rated (“junk”) bonds generally have greater price swings and higher default risks than investment grade bonds.

Foreign investing, especially in emerging market countries, has additional risks such as changes in currency values, market price swings, and economic, political and social instability. These and other risks pertaining to specific funds, such as specialized industry or geographical sectors or use of complex securities, are discussed in the Franklin Templeton Variable Insurance Products Trust prospectus. Your investment representative can help you determine which funds may be right for you.

5

IMPORTANT NOTES TO

PERFORMANCE INFORMATION

Total return of the funds is the percentage change in value of a hypothetical $10,000 investment over the indicated periods and includes reinvestment of dividends and capital gains. Inception dates of the funds may have preceded the effective dates of the subaccounts, contracts, or their availability in all states. Performance data is historical and cannot predict or guarantee future results. Principal value and investment return will fluctuate with market conditions, and you may have a gain or loss when you withdraw your money.

When reviewing the index comparisons, please keep in mind that indexes have a number of inherent performance differentials over the funds. First, unlike the funds, which must hold a minimum amount of cash to maintain liquidity, indexes do not have a cash component. Second, the funds are actively managed and, thus, are subject to management fees to cover salaries of securities analysts or portfolio managers in addition to other expenses. Indexes are unmanaged and do not include any commissions or other expenses typically associated with investing in securities. Third, indexes often contain a different mix of securities than the fund to which they are compared. Additionally, please remember that indexes are simply a measure of performance and cannot be invested in directly.

6

FRANKLIN SMALL CAP FUND

Fund Goal and Primary Investments: Franklin Small Cap Fund seeks long-term capital growth. The Fund invests primarily in equity securities of U.S. small-capitalization companies with market capitalization values not exceeding: (i) $1.5 billion; or (ii) the highest market capitalization value in the Russell 2000® Index; whichever is greater, at the time of purchase.1

The 12-month period under review was extremely challenging for domestic equities, particularly small- and mid-cap growth stocks. Investors, corporate planners and policy makers spent much of the year gradually losing confidence in capital markets as they were assaulted with news about corporate malfeasance, Wall Street conflicts of interest, faltering consumer confidence, rising unemployment, uncertain economic growth and threat of war with Iraq. The accumulating uncertainties prompted individuals to slow spending, caused corporate managers to cut budgets, and fueled public criticism about fiscal and monetary policy.

Equity investors, whose primary concern is profit growth and sustainability, found little optimism in most companies’ future growth prospects. This caused a widespread flight to quality and the perceived safety of bonds. The resulting retreat from equities created a sharp stock market sell-off, especially in 2002’s third quarter when pre-election war rhetoric coincided with the first hints of slowing automobile sales. Small-cap growth stocks are extremely sensitive to sudden market swings, and they fell steeply during this sell-off. In mid-October selling pressure eased and equity prices staged a two-month rebound before falling again in December. Small-cap growth equities posted strong relative performance during this fourth quarter rally, but overall they fell 29.09% for the 12 months ended December 31, 2002, as measured by the benchmark Russell 2500™ Growth Index.1 The Fund delivered similarly poor results, although it did manage to outperform the benchmark. Meanwhile, large-cap equities, as measured by the Standard & Poor’s 500 Composite Index, fared slightly better with a -22.09% total return during the same time.1

1. Source: Standard & Poor’s Micropal. One cannot invest directly in an index, nor is an index representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.

FSC-1

Fund performance suffered, largely due to our investments in sectors that normally benefit from a solid economic recovery, such as technology, manufacturing, transportation and materials. We also took an underweighted position in some of the typically defensive sectors such as financial services and health care, as well as some consumer sectors that remained surprisingly strong despite the shaky economy.

Looking forward, we cannot predict the timing or precise nature of the catalyst to restart economic growth. Nonetheless, we believe that there are ample preconditions for a corporate spending-led economic recovery in 2003. For example, we detect a few policy shifts in government chambers and boardrooms that could take the burden off wrung-out consumers and put it more squarely on corporations. First, the federal government demonstrated a willingness to actively address economic weakness, as evidenced by the Federal Reserve Board’s (the Fed’s) 0.5% interest rate cut in November 2002, the president’s change in his economic advisers, and the Fed’s apparent tolerance of a little inflation. Second, corporate confidence appeared to stabilize somewhat, after a two-year decline. As a result, we feel many 2003 corporate spending plans will likely remain flat or increase compared with 2002. Third, we believe corporate managers became overly conservative. Many businesses raised cash levels, lowered inventory, strengthened balance sheets, shuttered unneeded facilities and trimmed staff. In particular, small-cap growth companies greatly reduced their cost structures to the point that revenue increases could efficiently convert into profit. These developments are small, but we think they may herald the beginning of a truly broad-based economic recovery, built on corporate spending. As such, we have sought to position the Fund to benefit from such a recovery.

This discussion reflects our analysis, opinions and portfolio holdings as of December 31, 2002, the end of the reporting period. Our strategies and the Fund’s portfolio composition will change depending on market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable but the adviser makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Franklin Small Cap Fund buys small cap stocks that the managers believe will appreciate in value. When our strategy is successful, our small cap holdings grow to be mid- and sometimes large-cap stocks. For this reason, the Fund’s average market cap has tended to grow as many holdings in small-cap companies have grown, sometimes dramatically. Given the Fund’s strategy, the managers believe the Fund’s average market cap has ranged, and likely will continue to range, from small to mid cap.

Top 10 Holdings

Franklin Small Cap Fund

12/31/02

Company Sector/Industry	% of Total Net Assets

Affiliated Computer Services Inc., A	2.1%
Technology Services

Varian Semiconductor Equipment Associates Inc.	1.8%
Electronic Technology

Integrated Circuit Systems Inc.	1.7%
Electronic Technology

Mettler-Toledo International Inc. (Switzerland)	1.7%
Producer Manufacturing

Gentex Corp.	1.6%
Producer Manufacturing

Micrel Inc.	1.6%
Electronic Technology

Expeditors International of Washington Inc.	1.5%
Transportation

Varco International Inc.	1.4%
Industrial Services

National Instruments Corp.	1.4%
Technology Services

Newfield Exploration Co.	1.4%
Energy Minerals

The dollar value, number of shares or principal amount, and complete legal titles of all portfolio holdings are listed in the Fund’s Statement of Investments.

FSC-2

PERFORMANCE SUMMARY AS OF 12/31/02

Total return of Class 2 shares represents the cumulative or average annual change in value, assuming reinvestment of dividends and capital gains. Average returns smooth out variations in returns, which can be significant; they are not the same as year-by-year results.

Franklin Small Cap Fund – Class 2*

Periods ended 12/31/02

	1-Year	5-Year	Since Inception (11/1/95)

Cumulative Total Return	-28.68%	+0.17%	+55.31%

Average Annual Total Return	-28.68%	+0.03%	+6.34%

Value of $10,000 Investment	$7,132	$10,017	$15,531

*Because Class 2 shares were not offered until 1/6/99, standardized Class 2 Fund performance for prior periods represents the historical results of Class 1 shares. For periods beginning on 1/6/99, Class 2’s results reflect an additional 12b-1 fee expense, which also affects future performance. Since 1/6/99 (effective date), the cumulative and average annual total returns of Class 2 shares were -2.60% and -0.66%.

Ongoing market volatility can significantly affect short-term performance; recent returns may differ.

Total Return Index Comparison

for $10,000 Investment (11/1/95–12/31/02)

The graph compares the performance of Franklin Small Cap Fund – Class 2,* the Standard & Poor’s 500 Index and the Russell 2500 Growth Index. One cannot invest directly in an index, nor is an index representative of the Fund’s portfolio. Please see Important Notes to Performance Information preceding the Fund Summaries.

**Source: Standard & Poor’s Micropal. Please see Index Descriptions following the Fund Summaries.

Franklin Small Cap

Fund – Class 2

Performance reflects the Fund’s Class 2 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

Since markets can go down as well as up, investment return and the value of your principal will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.

FSC-3

Past performance does not guarantee future results.

FRANKLIN SMALL CAP FUND

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

SUPPLEMENT DATED FEBRUARY 15, 2003

TO THE PROSPECTUS DATED MAY 1, 2002

The prospectus is amended by replacing the MANAGEMENT section (Page FSC-4) with the following:

Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo CA 94403-1906, is the Fund’s investment manager.

MANAGEMENT TEAM    The team responsible for managing the Fund is:

Edward B. Jamieson

EXECUTIVE VICE

PRESIDENT, ADVISERS

Mr. Jamieson has been a manager of the Fund since its inception in 1995, and has been with Franklin Templeton Investments since 1987.

Michael McCarthy

SENIOR VICE

PRESIDENT, ADVISERS

Mr. McCarthy has been a manager of the Fund since its inception in 1995, and has been with Franklin Templeton Investments since 1992.

Aidan O’Connell

VICE PRESIDENT,

ADVISERS

Mr. O’Connell has been a manager of the Fund since 1998. Before joining Franklin Templeton Investments in 1998, Mr. O’Connell was a research analyst and a corporate financial analyst at Hambrecht & Quist.

Avinash Satwalekar

PORTFOLIO

MANAGER, ADVISERS

Mr. Satwalekar has been a manager of the Fund since 2002, and has been with Franklin Templeton Investments since 1996.

Christopher Grisanti,

CFA

PORTFOLIO

MANAGER, ADVISERS

Mr. Grisanti has been a manager of the Fund since 2000, and has been with Franklin Templeton Investments since 1998.

The Fund pays Advisers a fee for managing the Fund’s assets. For the fiscal year ended

December 31, 2001, the management fee, before any reduction, was 0.53% of the Fund’s average daily net assets. Under an agreement by Advisers to reduce its fees to reflect reduced services resulting from the Fund’s investment in a Franklin Templeton money fund, the Fund paid 0.45% of its average daily net assets to Advisers for its services. This reduction is required by the Board and an SEC order.

Please keep this supplement for future reference.

FSC P 0203

FSC-4

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN SMALL CAP FUND

Financial Highlights

	Class 1
	Year Ended December 31,
	2002	2001	2000	1999	1998
Per share operating performance
(For a share outstanding throughout the year)

Net asset value, beginning of year	$17.97	$21.25	$26.87	$13.72	$15.05

Income from investment operations:
Net investment income (loss)[a]	(.02)	.09	.11	(.01)	.07
Net realized and unrealized gains (losses)	(5.09)	(3.28)	(3.81)	13.25	(.20)

Total from investment operations	(5.11)	(3.19)	(3.70)	13.24	(.13)

Less distributions from:
Net investment income	(.07)	(.09)	—	(.08)	(.01)
Net realized gains	—	—	(1.92)	(.01)	(1.19)

Total distributions	(.07)	(.09)	(1.92)	(.09)	(1.20)

Net asset value, end of year	$12.79	$17.97	$21.25	$26.87	$13.72

Total return[b]	(28.52)%	(15.02)%	(14.60)%	96.94%	(.98)%
Ratios/supplemental data
Net assets, end of year (000's)	$164,350	$266,694	$387,474	$488,062	$315,460
Ratios to average net assets:
Expenses	.79%	.76%	.75%	.77%	.77%
Net investment income (loss)	(.16)%	.50%	.42%	(.05)%	.51%
Portfolio turnover rate	29.59%	37.94%	19.49%	39.49%	53.01%

[a]	Based on average shares outstanding effective year ended December 31, 1999.
[b]	Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

FSC-5

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN SMALL CAP FUND

Financial Highlights (continued)

	Class 2

	Year Ended December 31,

	2002	2001	2000	1999[c]
Per share operating performance
(For a share outstanding throughout the year)

Net asset value, beginning of year	$17.85	$21.14	$26.80	$14.25

Income from investment operations:
Net investment income (loss)[a]	(.06)	.03	.12	(.04)
Net realized and unrealized gains (losses)	(5.05)	(3.25)	(3.86)	12.68

Total from investment operations	(5.11)	(3.22)	(3.74)	12.64

Less distributions from:
Net investment income	(.04)	(.07)	—	(.08)
Net realized gains	—	—	(1.92)	(.01)

Total distributions	(.04)	(.07)	(1.92)	(.09)

Net asset value, end of year	$12.70	$17.85	$21.14	$26.80

Total return[b]	(28.68)%	(15.25)%	(14.76)%	89.05%
Ratios/supplemental data
Net assets, end of year (000's)	$415,952	$401,663	$301,420	$6,156
Ratios to average net assets:
Expenses	1.04%	1.01%	1.00%	1.02% [d]
Net investment income	(.41)%	.19%	.49%	(.18)% [d]
Portfolio turnover rate	29.59%	37.94%	19.49%	39.49%

[a]	Based on average shares outstanding.
[b]	Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
[c]	For the period January 6, 1999 (effective date) to December 31, 1999.
[d]	Annualized

See notes to financial statements.

FSC-6

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN SMALL CAP FUND

Statement of Investments, December 31, 2002

	SHARES	VALUE

Common Stocks 89.6%
Commercial Services 3.8%
[a]Corporate Executive Board Co.	110,000	$3,511,200
Fair, Isaac & Co. Inc.	75,255	3,213,388
[a]Lamar Advertising Co., A	32,000	1,076,800
[a]Learning Tree International Inc.	52,000	712,400
[a]Maximus Inc.	250,000	6,525,000
Pittston Brinks Group	209,400	3,869,712
[a]ProBusiness Services Inc.	103,000	1,030,000
[a]Resources Connection Inc.	74,600	1,731,466
[a]Robert Half International Inc.	19,000	306,090

		21,976,056

Communications .2%
[a]Alaska Communications Systems Holdings Inc.	86,900	159,896
CenturyTel Inc.	40,900	1,201,642

		1,361,538

Consumer Non-Durables 1.2%
Adolph Coors Co., B	46,600	2,854,250
[a]Jones Apparel Group Inc.	27,800	985,232
[a]Reebok International Ltd.	70,000	2,058,000
Wolverine World Wide Inc.	84,800	1,281,328

		7,178,810

Consumer Services 3.7%
[a]Brinker International Inc.	36,800	1,186,800
[a]Entercom Communications Corp.	62,000	2,909,040
[a]Entravision Communications Corp.	370,000	3,692,600
[a]Hispanic Broadcasting Corp., A	226,100	4,646,355
[a]Insight Communications Co. Inc., A	90,400	1,119,152
[a]Jack in the Box Inc.	72,200	1,248,338
[a]Mediacom Communications Corp., A	220,000	1,938,200
[a]Radio One Inc.	39,500	577,490
[a]Radio One Inc., D	42,900	619,047
[a]Station Casinos Inc.	187,100	3,311,670

		21,248,692

Distribution Services .5%
Fleming Cos. Inc.	100,000	657,000
[a]Performance Food Group Co.	70,300	2,387,318

		3,044,318

Electronic Technology 20.4%
[a]Advanced Energy Industries Inc.	375,000	4,770,000
[a]Advanced Fibre Communications Inc.	200,000	3,336,000
[a]Anaren Microwave Inc.	240,200	2,113,760
[a]Avocent Corp.	140,000	3,110,800
[a]Catapult Communications Corp.	38,100	455,295
[a]Cirrus Logic Inc.	475,000	1,368,000
[a]Coherent Inc.	199,400	3,978,030
[a]Credence Systems Corp.	625,000	5,831,250
[a]Cymer Inc.	150,000	4,837,500
[a]DRS Technologies Inc.	106,400	3,333,512
[a]EMCORE Corp.	89,200	195,348

FSC-7

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN SMALL CAP FUND

Statement of Investments, December 31, 2002 (cont.)

	SHARES	VALUE

Common Stocks (cont.)
Electronic Technology (cont.)
[a]Integrated Circuit Systems Inc.	550,000	$10,037,500
[a]Integrated Device Technology Inc.	225,000	1,883,250
[a]Intersil Corp.	116,500	1,624,010
[a]Kronos Inc.	50,000	1,849,500
[a]L-3 Communications Holdings Inc.	114,400	5,137,704
[a]Lam Research Corp.	600,000	6,480,000
[a]McDATA Corp., A	415,000	2,946,500
[a]Micrel Inc.	1,050,000	9,429,000
[a]Novellus Systems Inc.	128,500	3,608,280
[a]Oak Technology Inc.	300,000	795,000
PerkinElmer Inc.	450,000	3,712,500
[a]PLX Technology Inc.	265,000	1,036,150
[a]PMC-Sierra Inc. (Canada)	166,502	925,751
[a]Polycom Inc.	140,300	1,335,656
[a]QLogic Corp.	6,400	220,864
[a]Semtech Corp.	630,000	6,879,600
[a]Silicon Laboratories Inc.	65,000	1,240,200
[a]Skyworks Solutions Inc.	60,700	523,234
[a]Stratex Networks Inc.	61,100	135,031
[a]Synopsys Inc.	102,400	4,725,760
[a]Tekelec	101,000	1,055,450
[a]Tektronix Inc.	375,000	6,821,250
[a]Varian Semiconductor Equipment Associates Inc.	440,000	10,454,840
[a]Waters Corp.	100,000	2,178,000

		118,364,525

Energy Minerals 4.2%
Cabot Oil & Gas Corp., A	190,000	4,708,200
Chesapeake Energy Corp.	331,900	2,568,906
[a]Newfield Exploration Co.	220,000	7,931,000
[a]Spinnaker Exploration Co.	90,000	1,984,500
[a]Stone Energy Corp.	80,000	2,668,800
[a]Swift Energy Co.	125,000	1,208,750
[a]Tom Brown Inc.	135,000	3,388,500

		24,458,656

Finance 8.9%
Allied Capital Corp.	150,000	3,274,500
American Capital Strategies Ltd.	340,500	7,351,395
Federated Investors Inc., B	192,900	4,893,873
General Growth Properties Inc.	52,000	2,704,000
Glenborough Realty Trust Inc.	49,000	873,180
[a]Investment Technology Group Inc.	55,000	1,229,800
[a]Labranche & Co. Inc.	275,000	7,326,000
MeriStar Hospitality Corp.	225,000	1,485,000
National Commerce Financial Corp.	153,000	3,649,050
Radian Group Inc.	77,676	2,885,663
Reinsurance Group of America Inc.	50,400	1,364,832
[a]Silicon Valley Bancshares	145,100	2,648,075
SL Green Realty Corp.	80,000	2,528,000
TCF Financial Corp.	85,000	3,713,650
Waddell & Reed Financial Inc., A	110,000	2,163,700

FSC-8

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN SMALL CAP FUND

Statement of Investments, December 31, 2002 (cont.)

	SHARES	VALUE

Common Stocks (cont.)
Finance (cont.)
Westcorp	75,000	$1,575,000
[a]WFS Financial Inc.	85,100	1,779,518

		51,445,236

Health Services 1.4%
[a]Community Health Systems Inc.	40,000	823,600
[a]Pharmaceutical Product Development Inc.	140,000	4,097,800
[a]Renal Care Group Inc.	97,350	3,080,154

		8,001,554

Health Technology 7.1%
Alpharma Inc., A	140,400	1,672,164
[a]Cerus Corp.	195,000	4,192,500
[a]Conceptus Inc.	100,000	1,198,000
[a]First Horizon Pharmaceutical Corp.	654,400	4,893,603
Galen Holdings PLC, ADR (United Kingdom)	100,000	3,229,000
ICN Pharmaceuticals Inc.	70,000	763,700
[a]Integra LifeSciences Holdings Corp.	85,900	1,516,135
[a]Intermune Inc.	85,000	2,168,350
[a]Kosan Biosciences Inc.	134,820	818,357
[a]Medimmune Inc.	70,000	1,901,900
[a]Millennium Pharmaceuticals Inc.	101,292	804,259
[a]NPS Pharmaceuticals Inc.	100,000	2,517,000
[a]OSI Pharmaceuticals Inc.	300,400	4,926,560
[a]Thoratec Corp.	420,800	3,210,704
[a]Varian Medical Systems Inc.	133,400	6,616,640
[a]Ventana Medical Systems Inc.	42,700	984,235

		41,413,107

Industrial Services 5.8%
[a]Allied Waste Industries Inc.	250,000	2,500,000
[a]Atwood Oceanics Inc.	59,200	1,781,920
[a]Core Laboratories NV (Netherlands)	100,000	1,135,000
[a]Grey Wolf Inc.	568,800	2,269,512
[a]Hydril Co.	29,314	690,931
[a]Oil States International Inc.	200,000	2,580,000
[a]Pride International Inc.	270,000	4,023,000
Rowan Cos. Inc.	300,000	6,810,000
[a]Superior Energy Services Inc.	285,000	2,337,000
[a]Trico Marine Services Inc.	88,000	293,040
[a]Varco International Inc.	475,000	8,265,000
[a]Waste Connections Inc.	16,600	640,926

		33,326,329

Non-Energy Minerals .6%
Lafarge North America Inc.	100,000	3,285,000
Reliance Steel & Aluminum Co.	13,500	281,340

		3,566,340

Process Industries 5.3%
Bowater Inc.	50,000	2,097,500
Bunge Ltd.	237,300	5,709,438

FSC-9

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN SMALL CAP FUND

Statement of Investments, December 31, 2002 (cont.)

	SHARES	VALUE

Common Stocks (cont.)
Process Industries (cont.)
[a]CUNO Inc.	12,800	$423,936
[a]FMC Corp.	150,000	4,098,000
Millennium Chemicals Inc.	75,000	714,000
Minerals Technologies Inc.	75,000	3,236,250
Nova Chemicals Corp. (Canada)	300,000	5,490,000
Olin Corp.	360,000	5,598,000
Valspar Corp.	70,300	3,105,854

		30,472,978

Producer Manufacturing 7.9%
CNH Global NV (Netherlands)	650,000	2,470,000
Cummins Inc.	150,000	4,219,500
[a]Flowserve Corp.	175,000	2,588,250
[a]Gentex Corp.	300,000	9,492,000
Gibraltar Steel Corp.	52,800	1,005,312
[a]Mettler-Toledo International Inc. (Switzerland)	300,000	9,618,000
Milacron Inc.	441,000	2,623,950
Oshkosh Truck Corp.	65,000	3,997,500
[a]Varian Inc.	195,100	5,597,419
[a]Wilson Greatbatch Technologies Inc.	150,000	4,380,000

		45,991,931

Retail Trade 3.6%
[a]Barnes & Noble Inc.	121,000	2,186,470
[a]Charming Shoppes Inc.	925,000	3,866,500
[a]Foot Locker Inc.	300,000	3,150,000
Fred’s Inc.	140,000	3,598,000
[a]J. Jill Group Inc.	200,000	2,796,000
[a]The Men’s Wearhouse Inc.	42,000	720,300
[a]Tuesday Morning Corp.	267,000	4,565,700

		20,882,970

Technology Services 10.0%
[a]Affiliated Computer Services Inc., A	231,800	12,204,270
[a]Aspen Technology Inc.	925,000	2,617,750
[a]Borland Software Corp.	545,000	6,703,500
[a]Documentum Inc.	58,600	917,676
[a]Entrust Inc.	750,000	2,520,000
[a]Informatica Corp.	500,000	2,880,000
[a]Interwoven Inc.	300,000	780,000
[a]MatrixOne Inc.	27,300	117,390
[a]Mercury Interactive Corp.	90,000	2,668,500
[a]Micromuse Inc.	370,000	1,413,400
[a]National Instruments Corp.	250,000	8,122,500
[a]Netiq Corp.	265,000	3,272,750
[a]Openwave Systems Inc.	425,026	850,052
[a]Precise Software Solutions Ltd. (Israel)	100,000	1,651,000
[a]Quest Software Inc.	225,000	2,319,750
[a]Retek Inc.	175,000	476,000
[a]RSA Security Inc.	200,000	1,198,000
[a]Sapient Corp.	202,200	414,510

FSC-10

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN SMALL CAP FUND

Statement of Investments, December 31, 2002 (cont.)

	SHARES	VALUE

Common Stocks (cont.)
Technology Services (cont.)
[a]VERITAS Software Corp.	32,650	$509,993
[a]Verity Inc.	150,000	2,008,650
[a]webMethods Inc.	375,000	3,082,500
[a]Wind River Systems Inc.	335,000	1,373,500

		58,101,691

Transportation 4.3%
Airborne Inc.	200,000	2,966,000
[a]Alaska Air Group Inc.	61,100	1,322,815
[a]Atlantic Coast Airlines Holdings Inc.	248,000	2,983,440
C.H. Robinson Worldwide Inc.	216,800	6,764,160
Expeditors International of Washington Inc.	272,600	8,900,390
[a]Pacer International Inc.	34,100	453,530
SkyWest Inc.	120,000	1,568,400

		24,958,735

Utilities .7%
Atmos Energy Corp.	75,000	1,749,000
Energen Corp.	60,000	1,746,000
[a]Sierra Pacific Resources	54,700	355,550

		3,850,550

Total Common Stocks (Cost $599,417,996)		519,644,016

Preferred Stock (Cost $229,176)
Electronic Technology
[a,b]3Ware Inc., pfd., D	41,093	—

	PRINCIPAL AMOUNT
Convertible Bond (Cost $170,520)
Electronic Technology
[a,b]3Ware Inc., cvt., zero cpn.	$170,520	—

Total Long Term Investments (Cost $599,817,692)		519,644,016

	SHARES
Short Term Investments (Cost $60,503,247) 10.4%
[c]Franklin Institutional Fiduciary Trust Money Market Portfolio	60,503,247	60,503,247

Total Investments (Cost $660,320,939) 100.0%		580,147,263
Other Assets, less Liabilities		154,413

Net Assets 100.0%		$580,301,676

[a]	Non-income producing
[b]	See Note 7 regarding restricted securities.
[c]	See Note 6 regarding investments in the Franklin Institutional Fiduciary Trust Money Market Portfolio.

FSC-11

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN SMALL CAP FUND

Financial Statements

Statement of Assets and Liabilities

December 31, 2002

Assets:
Investments in securities:
Cost	$660,320,939

Value	580,147,263
Receivables:
Investment securities sold	170,562
Capital shares sold	1,282,924
Dividends	152,592

Total assets	581,753,341

Liabilities:
Payables:
Investment securities purchased	477,459
Capital shares redeemed	396,601
Affiliates	548,421
Other liabilities	29,184

Total liabilities	1,451,665

Net assets, at value	$580,301,676

Net assets consist of:
Undistributed net investment income	$—
Net unrealized depreciation	(80,173,676)
Accumulated net realized loss	(127,128,846)
Capital shares	787,604,198

Net assets, at value	$580,301,676

Class 1:
Net assets, at value	$164,349,756

Shares outstanding	12,845,221

Net asset value and maximum offering price per share	$12.79

Class 2:
Net assets, at value	$415,951,920

Shares outstanding	32,742,602

Net asset value and maximum offering price per share	$12.70

FSC-12

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN SMALL CAP FUND

Financial Statements (continued)

Statement of Operations

for the year ended December 31, 2002

Investment income:
(net of foreign taxes and fees of $21,571)
Dividends	$3,810,658

Expenses:
Management fees (Note 3)	2,929,313
Administrative fees (Note 3)	1,508,163
Distribution fees - Class 2 (Note 3)	990,231
Reports to shareholders	234,039
Other	80,906

Total expenses	5,742,652

Net investment loss	(1,931,994)

Realized and unrealized gains (losses):
Net realized loss from:
Investments	(80,345,797)
Foreign currency transactions	(247)

Net realized loss	(80,346,044)
Net unrealized depreciation on investments	(129,271,878)

Net realized and unrealized loss	(209,617,922)

Net decrease in net assets resulting from operations	$(211,549,916)

FSC-13

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN SMALL CAP FUND

Financial Statements (continued)

Statements of Changes in Net Assets

for the years ended December 31, 2002 and 2001

	2002	2001
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$(1,931,994)	$2,096,281
Net realized loss from investments and foreign currency transactions	(80,346,044)	(28,388,262)
Net unrealized depreciation on investments	(129,271,878)	(80,822,391)

Net decrease in net assets resulting from operations	(211,549,916)	(107,114,372)
Distributions to shareholders from net investment income:
Class 1	(968,151)	(1,494,401)
Class 2	(994,005)	(1,228,650)

Total distributions to shareholders	(1,962,156)	(2,723,051)
Capital share transactions: (Note 2)
Class 1	(25,542,310)	(60,969,661)
Class 2	150,999,228	150,270,069

Total capital share transactions	125,456,918	89,300,408
Net decrease in net assets	(88,055,154)	(20,537,015)
Net assets:
Beginning of year	668,356,830	688,893,845

End of year	$580,301,676	$668,356,830

Undistributed net investment income included in net assets:
End of year	$—	$2,200,458

FSC-14

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN SMALL CAP FUND

Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (the Trust) is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of twenty-four series (the Funds). Franklin Small Cap Fund (the Fund) included in this report is diversified. Shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. The Fund’s investment objective is capital growth.

On November 12, 2002, the Board of Trustees approved a proposal to merge the Franklin Technology Securities Fund into the Franklin Small Cap Fund, subject to approval by the shareholders.

The following summarizes the Fund’s significant accounting policies.

a. Security Valuation

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Restricted securities and securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Foreign Currency Contracts

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts.

d. Income Taxes

No provision has been made for income taxes because the Fund’s policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

FSC-15

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN SMALL CAP FUND

Notes to Financial Statements (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (cont.)

e. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Distributions received by the Fund from securities may be a return of capital (ROC). Such distributions reduce the cost basis of the securities, and any distributions in excess of the cost basis are recognized as capital gains.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

f. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2. SHARES OF BENEFICIAL INTEREST

The Fund offers two classes of shares: Class 1 and 2. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

At December 31, 2002, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Fund’s shares were as follows:

	Year Ended December 31,
	2002		2001
Class 1 Shares:	Shares	Amount	Shares	Amount
Share sold	1,153,418	$18,182,473	5,216,738	$93,510,478
Shares issued on merger (Note 8)	1,202,758	20,098,091	—	—
Shares issued in reinvestment of distributions	63,569	968,152	81,975	1,494,401
Shares redeemed	(4,419,152)	(64,791,026)	(8,687,695)	(155,974,540)

Net decrease	(1,999,407)	$(25,542,310)	(3,388,982)	$(60,969,661)

Class 2 Shares:
Share sold	23,004,447	$326,745,200	24,732,130	$440,412,015
Shares issued on merger (Note 8)	36,720	609,184	—	—
Shares issued in reinvestment of distributions	65,654	994,005	67,732	1,228,650
Shares redeemed	(12,868,867)	(177,349,161)	(16,555,130)	(291,370,596)

Net increase	10,237,954	$150,999,228	8,244,732	$150,270,069

FSC-16

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN SMALL CAP FUND

Notes to Financial Statements (continued)

3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Trust are also officers and/or directors of the following entities:

Entity	Affiliation

Franklin Templeton Services LLC (FT Services) Franklin Advisers Inc. (Advisers) Franklin/Templeton Distributors Inc. (Distributors) Franklin/Templeton Investor Services LLC (Investor Services)	Administrative manager Investment manager Principal underwriter Transfer agent

The Fund pays an investment management fee to Advisers based on the average net assets of the Fund as follows:

Annualized Fee Rate	Daily Net Assets

.55%	First $500 million
.45%	Over $500 million, up to and including $1 billion
.40%	Over $1 billion, up to and including $1.5 billion

Fees are further reduced on net assets over $1.5 billion.

The Fund pays an administration fee to FT Services of .25% per year of the average daily net assets of the Fund.

The Fund reimburses Distributors up to .25% per year of its average daily net assets of Class 2, for costs incurred in marketing the Fund’s shares.

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund.

4. INCOME TAXES

At December 31, 2002, the Fund had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:

Capital loss carryovers expiring in:
2008	$11,665,898
2009 2010	23,790,865 89,640,011

$125,096,774

At December 31, 2002, the Fund has deferred capital losses and deferred currency losses occurring subsequent to October 31, 2002 of $1,879,520 and $247, respectively. For tax purposes, such losses will be reflected in the year ending December 31, 2003.

Net investment income differs for financial statement and tax purposes primarily due to differing treatments for foreign currency transactions.

Net realized losses differ for financial statement and tax purposes primarily due to differing treatments of wash sales and foreign currency transactions.

FSC-17

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN SMALL CAP FUND

Notes to Financial Statements (continued)

4. INCOME TAXES (cont.)

The tax character of distributions paid during the years ended December 31, 2002 and 2001, was as follows:

	2002	2001
Distributions paid from:
Ordinary income	$1,962,156	$2,723,051
Long-term capital gain	—	—

	$1,962,156	$2,723,051

At December 31, 2002, the cost of investments, net unrealized depreciation, undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:

Cost of investments	$660,473,242

Unrealized appreciation	$67,539,045
Unrealized depreciation	(147,865,024)

Net unrealized depreciation	$(80,325,979)

Undistributed ordinary income	$—
Undistributed long-term capital gains	—

Distributable earnings	$—

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the year ended December 31, 2002 aggregated $354,689,448 and $156,387,207, respectively.

6. INVESTMENT IN FRANKLIN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund), an open-end investment company managed by Advisers or one of its affiliates. Management fees paid by the Fund are reduced on assets invested in the Sweep Money fund, in amount not to exceed the management fees paid by the Sweep Money Fund. The Fund earned dividend income from investment in the Sweep Money Fund in the amount of $1,324,238.

7. RESTRICTED SECURITIES

The Fund may purchase securities through a private offering that generally cannot be resold to the public without prior registration under the Securities Act of 1933. The costs of registering such securities are paid by the issuer. At December 31, 2002, the Fund held restricted securities as follows:

Principal Amount/ Shares	Issuer	Acquisition Date	Cost	Value

41,093	3 Ware Inc., pfd., D	7/28/00	$229,176	$ —
$170,520	3 Ware Inc., cvt., zero cpn.	10/18/01 -5/07/02	170,520	—

	Total Restricted Securities			$—

FSC-18

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN SMALL CAP FUND

Notes to Financial Statements (continued)

8. MERGER OF FRANKLIN GLOBAL HEALTH CARE SECURITIES FUND

On May 1, 2002, the Franklin Templeton Variable Insurance Products Trust (FTVIPT) - Franklin Small Cap Fund (Small Cap) acquired the net assets of the FTVIPT - Franklin Global Health Care Securities Fund (Health Care) pursuant to a plan of reorganization. The merger was accomplished by a taxable exchange, and accounted for as a purchase.

The selected financial information and shares outstanding immediately before and after the acquisition were as follows:

	Class 1			Class 2

Fund Name	Net Assets	NAV	Shares	Net Assets	NAV	Shares

Health Care	$20,098,091	$11.53	1,742,889	$609,184	$11.46	53,181
Small Cap	$233,620,637	$16.71	13,979,515	$438,722,582	$16.59	26,447,283

Small Cap–post merger	$253,718,728	$16.71	15,182,273	$439,331,766	$16.59	26,484,003

FSC-19

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN SMALL CAP FUND

Independent Auditors’ Report

To the Board of Trustees and Shareholders of

Franklin Templeton Variable Insurance Products Trust

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Franklin Small Cap Fund (the Fund) (one of the funds constituting the Franklin Templeton Variable Insurance Products Trust) at December 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

February 6, 2003

FSC-20

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN SMALL CAP FUND

Tax Designation (unaudited)

Under Section 854(b)(2) of the Internal Revenue Code, the Fund hereby designates 100% of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended December 31, 2002.

FSC-21

INDEX DESCRIPTIONS

The indexes are unmanaged and include reinvested distributions.

Consumer Price Index (CPI) is a measure of the average change in prices for a fixed basket of goods and services regularly bought by consumers in the U.S.; published by the Bureau of Labor Statistics.

Credit Suisse First Boston (CSFB) High Yield Index is a trader-priced portfolio constructed to mirror the high yield debt market.

Dow Jones Industrial Average (the Dow®) is price-weighted based on the average market price of 30 blue chip stocks of companies that are generally industry leaders. Total return for the Dow is calculated by Wilshire Associates, Inc.

J.P. Morgan Emerging Markets Bond Index Global (EMBIG) tracks total returns for U.S. dollar-denominated debt instruments issued by emerging markets sovereign and quasi-sovereign entities: Brady bonds, loans and Eurobonds.

J.P. Morgan EMU Government Bond Index is a euro-aggregated index weighted by market capitalization. The index includes only liquid bullet euro-denominated fixed-rate debt, which has been issued by participating governments. No callable, puttable or convertible features are allowed. Bonds must have at least 12 months remaining maturity. The EMU bond index is fully invested. All coupons received are immediately invested back into the entire index until the next index rebalancing.

J.P. Morgan Global Government Bond Index (JPM GGBI) tracks total returns of government bonds in developed countries globally. The bonds included in the index are weighted according to their market capitalization. The index is unhedged and expressed in terms of $U.S.

J.P. Morgan U.S. Government Bond Total Return Index includes only actively traded fixed-rate bonds with a remaining maturity of one year or longer.

Lehman Brothers Government/Credit Index includes fixed-rate debt issues rated investment grade or higher by Moody’s, S&P or Fitch, in that order. All issues have at least one year to maturity and an outstanding par value of at least $100 million for U.S. government securities and $50 million for all others. All returns are market value-weighted inclusive of accrued interest. The index includes those issues in the Lehman Brothers Government Bond Index and Corporate Bond Index. The index includes those issues of the U.S. government and agencies thereof, domestic corporate issues and foreign dollar denominated issues. All issues included are Baa/BBB or better. Total return includes price appreciation/depreciation and income as a percentage of the original investment. The index is rebalanced monthly by market capitalization.

Lehman Brothers Intermediate Government Bond Index includes fixed-rate debt issues rated investment grade or higher by Moody’s, S&P or Fitch, in that order. All issues have at least one year to maturity and an outstanding par value of at least $100 million for U.S. government issues. All returns are market value-weighted inclusive of accrued interest. The Government Bond Index includes issues of the U.S. government or any agency thereof. It includes only issues with a remaining term to maturity of less than 10 years. Total return includes price appreciation/depreciation and income as a percentage of the original investment. The index is rebalanced monthly by market capitalization.

Lehman Brothers U.S. Aggregate Index includes fixed-rate debt issues rated investment grade or higher by Moody’s, S&P or Fitch, in that order. All issues have at least one year to maturity and an outstanding par value of at least $100 million for U.S. government issues and $50 million for all others. All returns are market value-weighted inclusive  of accrued interest. The index is a composite of the Government/Corporate Index and the Mortgage-Backed Securities Index. Total return includes price appreciation/depreciation and income as a percentage of the original investment. The index is rebalanced monthly by market capitalization.

Lipper Target Maturity Funds Average is an equally weighted average calculation of performance figures for all funds within the Lipper Target Maturity Funds classification. Lipper Target Maturity Funds invest principally in zero coupon U.S. Treasury securities or in coupon-bearing U.S. government securities targeted to mature in a specific year.

Lipper VIP Equity Income Funds Average is an equally weighted average calculation of performance figures for all funds within the Lipper Equity Income Funds classification in the Lipper VIP underlying funds universe. Lipper Equity Income Funds are defined as funds that seek relatively high current income and growth of income through investing at least 65% of their portfolio in dividend paying equity securities. As of 12/31/02, there were 51 funds in this category. Lipper calculations do not include contract fees, expenses or sales charges, and may have been different if such charges had been considered.

Lipper VIP Income Funds Average is an equally weighted average calculation of performance figures for all funds within the Lipper Income Funds classification in the Lipper VIP underlying funds universe. Lipper Income Funds are defined as funds that normally seek a high level of current income through investing in income-producing stocks, bonds and money market instruments. As of 12/31/02, there were 10 funds in this category. Lipper calculations do not include contract fees, expenses or sales charges, and may have been different if such charges had been considered.

Lipper VIP Multi-Cap Value Funds Average is an equally weighted average calculation of performance figures for all funds within the Lipper Multi-Cap Value Funds classification in the Lipper VIP underlying funds universe. Lipper Multi-Cap Value Funds are defined as funds that invest in a variety of market capitalization ranges without concentrating 75%  of their equity assets in any one market capitalization range over an  extended period of time. As of 12/31/02, there were 91 funds in this category. Lipper calculations do not include contract fees, expenses  or sales charges, and may have been different if such charges had been considered.

Lipper VIP General U.S. Government Funds Average is an equally weighted average calculation of performance figures for all funds within the Lipper U.S. Government Funds classification in the Lipper VIP underlying funds universe. Lipper U.S. Government Funds are defined as funds that invest at least 65% of their assets in securities issued or guaranteed by the U.S. government, its agencies or its instrumentalities. As of 12/31/02, there were 44 funds in this category. Lipper calculations do not include contract fees, expenses or sales charges, and may have been different if such charges had been considered.

Merrill Lynch Treasury 5- and 10-Year Zero Coupon Bond Total Return Indexes include zero coupon bonds that pay no interest and are issued at a discount from redemption price.

Morgan Stanley Capital International (MSCI) All Country (AC) World Free Index is market capitalization-weighted and measures the total returns of equity securities available to foreign (non-local) investors in the developed and emerging markets globally.

Morgan Stanley Capital International (MSCI) Emerging Markets Free Index is market capitalization-weighted and measures the total returns of equity securities in emerging markets globally. Only securities available to foreign (non-local) investors are included.

Morgan Stanley Capital International (MSCI) Europe Australasia Far East (EAFE) Index is market capitalization-weighted and measures the total returns of equity securities in the developed markets in Europe, Australasia and the Far East.

Morgan Stanley Capital International (MSCI) World Index is market capitalization-weighted and measures the total returns of equity securities in the developed markets globally.

Nasdaq Telecommunications Index contains all types of telecommunications companies, including point-to-point communication services and radio and television broadcast, and companies that manufacture communication equipment and accessories. On November 1, 1993, the Nasdaq Utility Index was renamed the Nasdaq Telecommunications Index.

National Association of Securities Dealers Automated Quotations (Nasdaq) Composite Index measures all domestic and international common stocks listed on the Nasdaq Stock Market. The index is market value-weighted and includes over 4,000 companies.

Russell 1000® Index is market capitalization-weighted and measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represented approximately 92% of the total market capitalization of the Russell 3000 Index, as of 6/30/02.

Russell 2000® Growth Index is market capitalization-weighted and measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000 Index is market capitalization-weighted and measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represented approximately 8% of the total market capitalization of the Russell 3000 Index, as of 6/30/02.

Russell 2000 Value Index is market capitalization-weighted and measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2500™ Growth Index is market capitalization-weighted and measures the performance of those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.

Russell 3000® Growth Index is market capitalization-weighted and measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 3000 Index is market capitalization-weighted and measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represented approximately 98% of the investable U.S. equity market, as of 6/30/02.

Russell 3000 Value Index is market capitalization-weighted and measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell Midcap® Value Index is market capitalization-weighted and measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values.

S&P/International Finance Corporation (IFC) Investable Composite Index measures the total return with dividends reinvested of equity securities in emerging markets globally. Securities’ weights are adjusted to reflect only the portion of the market capitalization available to foreign (non-local) investors. Securities included are weighted according to their adjusted market capitalization (outstanding investable shares times price).

Standard & Poor’s 500 Composite Index (S&P 500) consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock’s weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance.

Standard & Poor’s (S&P) Midcap 400 Index consists of 400 domestic stocks chosen for market size, liquidity and industry group representation. Each stock’s weight in the index is proportionate to its market value.

Standard & Poor’s (S&P) Smallcap 600 Index consists of 600 domestic stocks chosen for market size, liquidity and industry group representation. Each stock’s weight in the index is proportionate to its market value.

Wilshire Real Estate Securities Index is a broad measure of the performance of publicly traded real estate securities, such as real estate investment trusts (REITs) and real estate operating companies (REOCs). The index is capitalization-weighted and rebalanced monthly, and returns are calculated on a buy-and-hold basis.

Board Members and Officers

The name, age and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Each board member will serve until that person’s successor is elected and qualified.

Independent Board Members

Name, Age and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held

FRANK H. ABBOTT, III (81) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 1988	106	None

Principal Occupation During Past 5 Years:

President and Director, Abbott Corporation (an investment company); and formerly, Director, MotherLode Gold Mines Consolidated (gold mining) (until 1996) and Vacu-Dry Co. (food processing) (until 1996).

HARRIS J. ASHTON (70) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 1988	133	Director, Bar-S Foods (meat packing company).

Principal Occupation During Past 5 Years:

Director of various companies; and formerly, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).

ROBERT F. CARLSON (74) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 1998	42	None

Principal Occupation During Past 5 Years:

Vice President and past President, Board of Administration, California Public Employees Retirement Systems (CALPERS); and formerly, member and Chairman of the Board, Sutter Community Hospitals; member, Corporate Board, Blue Shield of California; and Chief Counsel, California Department of Transportation.

S. JOSEPH FORTUNATO (70) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 1989	134	None

Principal Occupation During Past 5 Years: Attorney; and formerly, member of the law firm of Pitney, Hardin, Kipp & Szuch.

FRANK W.T. LAHAYE (73) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 1988	106	Director, The California Center for Land Recycling (redevelopment).

Principal Occupation During Past 5 Years: General Partner, Las Olas L.P. (Asset Management); and formerly, Chairman, Peregrine Venture Management Company (venture capital).

GORDON S. MACKLIN (74) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 1993	133	Director, White Mountains Insurance Group, Ltd. (holding company); Martek Biosciences Corporation; MedImmune, Inc. (biotechnology); Overstock.com (Internet services); and Spacehab, Inc. (aerospace services).

Principal Occupation During Past 5 Years:

Deputy Chairman, White Mountains Insurance Group, Ltd. (holding company); and formerly, Chairman, White River Corporation (financial services) (until 1998) and Hambrecht & Quist Group (investment banking) (until 1992); and President, National Association of Securities Dealers, Inc. (until 1987).

BOD-1

Interested Board Members and Officers

Name, Age and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held

**CHARLES B. JOHNSON (69) One Franklin Parkway San Mateo, CA 94403-1906	Trustee and Chairman of the Board	Since 1988	133	None

Principal Occupation During Past 5 Years:

Chairman of the Board, Chief Executive Officer, Member—Office of the Chairman and Director, Franklin Resources, Inc.; Vice President, Franklin Templeton Distributors, Inc.; Director, Fiduciary Trust Company International; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc.; and officer of 45 of the investment companies in Franklin Templeton Investments.

**RUPERT H. JOHNSON, JR. (62) One Franklin Parkway San Mateo, CA 94403-1906	Trustee, President and Chief Executive Officer— Investment Management	Trustee since 1988 and President and Chief Executive Officer—Investment Management since 2002	116	None

Principal Occupation During Past 5 Years:

Vice Chairman, Member—Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin Templeton Distributors, Inc.; Director, Franklin Advisers, Inc. and Franklin Investment Advisory Services, Inc.; Senior Vice President, Franklin Advisory Services, LLC; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc.; and officer of 48 of the investment companies in
Franklin Templeton Investments.

**CHRISTOPHER H. PINKERTON (44) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2001	24	None

Principal Occupation During Past 5 Years:

President, Chairman and Chief Executive Officer, USAllianz Investor Services, LLC and USAllianz Advisors; President and Chief Executive Officer, USAllianz Investment Advisor and USAllianz VIP Trust; Senior Vice President, Variable Products Division, Allianz Life Insurance Company of North America; fellow, Life Management Institute; and formerly, Vice President of Marketing, Nationwide Financial Services (until 1999).

HARMON E. BURNS (57) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 1988	Not Applicable	None

Principal Occupation During Past 5 Years:

Vice Chairman, Member—Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; Director, Franklin Investment Advisory Services, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 48 of the investment companies in Franklin Templeton Investments.

MARTIN L. FLANAGAN (42) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 1995	Not Applicable	None

Principal Occupation During Past 5 Years:

President, Member—Office of the President, Chief Financial Officer and Chief Operating Officer, Franklin Resources, Inc.; Senior Vice President and Chief Financial Officer, Franklin Mutual Advisers, LLC; Executive Vice President, Chief Financial Officer and Director, Templeton Worldwide, Inc.; Executive Vice President and Chief Operating Officer, Templeton Investment Counsel, LLC; President and Director, Franklin Advisers, Inc.; Executive Vice President, Franklin Investment Advisory Services, Inc. and Franklin Templeton Investor Services, LLC; Chief Financial Officer, Franklin Advisory Services, LLC; Chairman, Franklin Templeton Services, LLC; and officer and/or director of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments.

BOD-2

Name, Age and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held

JIMMY D. GAMBILL (55) 500 East Broward Blvd. Suite 2100 Fort Lauderdale, FL 33394-3091	Senior Vice President and Chief Executive Officer —Finance and Administration	Since 2002	Not Applicable	None

Principal Occupation During Past 5 Years:

President, Franklin Templeton Services, LLC; Senior Vice President, Templeton Worldwide, Inc.; and officer of 50 of the investment companies in Franklin Templeton Investments.

DAVID P. GOSS (55) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2000	Not Applicable	None

Principal Occupation During Past 5 Years:

Associate General Counsel, Franklin Resources, Inc.; President, Chief Executive Officer and Director, Property Resources, Inc. and Franklin Properties, Inc.; officer and/or director of some of the other subsidiaries of Franklin Resources, Inc.; officer of 50 of the investment companies in Franklin Templeton Investments; and formerly, President, Chief Executive Officer and Director, Property Resources Equity Trust (until 1999) and Franklin Select Realty Trust (until 2000).

BARBARA J. GREEN (55) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2000	Not Applicable	None

Principal Occupation During Past 5 Years:

Vice President and Deputy General Counsel, Franklin Resources, Inc.; and Senior Vice President, Templeton Worldwide, Inc. and officer of one of the other subsidiaries of Franklin Resources, Inc., and of 50 of the investment companies in Franklin Templeton Investments; and formerly, Deputy Director, Division of Investment Management, Executive Assistant and Senior Advisor to the Chairman, Counselor to the Chairman, Special Counsel and Attorney Fellow, Securities and Exchange Commission (1986-1995); Attorney, Rogers & Wells (until 1986); and Judicial Clerk, U.S. District Court (District of Massachusetts) (until 1979).

MICHAEL O. MAGDOL (65) 600 5th Avenue Rockefeller Center New York, NY 10048-0772	Vice President — AML Compliance	Since 2002	Not Applicable	Director, FTI Banque, Arch Chemicals, Inc. and Lingnan Foundation.

Principal Occupation During Past 5 Years:

Vice Chairman, Chief Banking Officer and Director, Fiduciary Trust Company International; officer and/or director, as the case may be of some of the other subsidiaries of Franklin Resources, Inc.; and officer of 47 of the investment companies in Franklin Templeton Investments.

KIMBERLEY MONASTERIO (39) One Franklin Parkway San Mateo, CA 94403-1906	Treasurer and Chief Financial Officer	Treasurer since 2000 and Chief Financial Officer since 2002	Not Applicable	None

Principal Occupation During Past 5 Years: Senior Vice President, Franklin Templeton Services, LLC; and officer of 34 of the investment companies in Franklin Templeton Investments.

BOD-3

Name, Age and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held

MURRAY L. SIMPSON (65) One Franklin Parkway San Mateo, CA 94403-1906	Vice President and Secretary	Since 2000	Not Applicable	None

Principal Occupation During Past 5 Years:

Executive Vice President and General Counsel, Franklin Resources, Inc.; officer and/or director of some of the subsidiaries of Franklin Resources, Inc.; officer of 50 of the investment companies in Franklin Templeton Investments; and formerly, Chief Executive Officer and Managing Director, Templeton Franklin Investment Services (Asia) Limited (until 2000); and Director, Templeton Asset Management Ltd. (until 1999).

*	We base the number of portfolios on each separate series of the registered investment companies comprising the Franklin Templeton Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.
**	Charles B. Johnson and Rupert H. Johnson, Jr. are considered interested persons of the Trust under the federal securities laws due to their positions as officers and directors and major shareholders of Franklin Resources, Inc., which is the parent company of the Trust’s adviser and distributor. Mr. Pinkerton is considered an interested person of the Trust because of the share ownership of Allianz Life in the Trust.

Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.

The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request. Contract owners may call 1-800/321-8563 or their insurance companies to request the SAI.

BOD-4

One Franklin Parkway San Mateo, CA 94403-1906

Annual Report

Franklin Templeton Variable Insurance Products Trust

Investment Managers

Franklin Advisers, Inc.

Franklin Advisory Services, LLC

Franklin Mutual Advisers, LLC

Templeton Asset Management, Ltd., Singapore

Templeton Global Advisors Limited

Templeton Investment Counsel, LLC

Distributor

Franklin Templeton Distributors, Inc.

Franklin Templeton Variable Insurance Products Trust (FTVIP) shares are sold only to insurance company separate accounts (“Separate Account”) to serve as the investment vehicles for both variable annuity and variable life insurance contracts. This report must be preceded or accompanied by the current prospectus for the applicable contract, which includes the Separate Account and the FTVIP prospectuses, which contain more detailed information, including sales charges, risks and advantages. Please read the prospectuses carefully before investing or sending money. These reports and prospectuses do not constitute an offering in any jurisdiction in which such offering may not lawfully be made.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls may be identified by the presence of a regular beeping tone.

FIVIP18 A2002 02/03	Printed on recycled paper

EXHIBIT E

Item 1.	Reports to Stockholders.

JUNE 30, 2003

Franklin Templeton Variable Insurance Products Trust

SEMI ANNUAL REPORT

FRANKLIN TEMPLETON INVESTMENTS

Franklin · Templeton · Mutual Series

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST SEMIANNUAL REPORT

Fund Summary
Franklin Small Cap Fund	FSC-1
Prospectus Supplement	FSC-3

F SMCAP-1&2 S08-03

FRANKLIN SMALL CAP FUND

Fund Goal and Primary Investments: Franklin Small Cap Fund seeks long-term capital growth. The Fund invests primarily in investments of U.S. small-capitalization companies with market capitalization values not exceeding: (i) $1.5 billion; or (ii) the highest market capitalization value in the Russell 2000® Index; whichever is greater, at the time of purchase.1

The six months ended June 30, 2003, were generally positive for small-capitalization growth stocks. The equity market had a rocky start in 2003 but recovered as war in Iraq ended swiftly, corporate earnings improved, some economic indicators began to turn positive and more fiscal stimulus was pushed through Congress. Small-cap growth stocks in particular outperformed the broader market after the end of the Iraqi conflict was in sight.

During 2003’s first quarter, anticipation of an Iraqi conflict seemed to negatively influence investor sentiment and the economy, as decreased trading volumes and falling stock prices coincided with declining consumer confidence, decelerated consumer spending and relatively high unemployment. In the second quarter, the equity market rallied largely due to falling geopolitical risk and improving corporate earnings, which in turn fueled consumer confidence and business activity. Fears of price deflation sent mortgage rates lower, which pushed home sales and refinancings to surpass 2002’s historical records. On the corporate front, the 14.1% year-over-year improvement in first quarter aggregate Standard & Poor’s 500 Composite Index (S&P 500) earnings appeared to help bolster investor sentiment.2 The technology sector was particularly strong, recording 20.9% year-over-year earnings improvement. Furthermore, expanding business activity for the nation’s service-producing industries accelerated during the period. For example, in the second quarter, non-manufacturing business activity rose 12.7% to 60.6%, marking the highest value since September 2000, according to the Non-Manufacturing ISM Report on Business®.3

1. The Russell 2000 Index is market capitalization-weighted and measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represent approximately 8% of the total market capitalization of the Russell 3000 Index, as of 6/30/03.

2. Source: Standard & Poor’s Micropal. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock’s weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund’s portfolio.

3. The Non-Manufacturing ISM Report on Business is based on data compiled from monthly replies to questions asked of more than 370 purchasing and supply executives in over 62 different industries representing nine divisions from the Standard Industrial Classification (SIC) categories.

FSC-1

Additionally, manufacturing and non-manufacturing new orders jumped 6.0% and 9.8% in the second quarter. There was also passage of the $350 billion tax-cut and economic stimulus package.

Small-cap growth stocks typically have been sensitive to sudden market swings. During the reporting period, small-cap growth equities posted strong relative performance during the second quarter rally, and overall posted an 18.79% total return for the six months ended June 30, 2003, as measured by the benchmark Russell 2500™ Growth Index.4 Large-cap equities, as measured by the S&P 500, posted an 11.75% total return.2 For the six-month period, the Fund’s Class 1 shares posted a +12.98% cumulative total return and Class 2 shares posted a +12.83% cumulative total return.5

During the six months under review, Fund performance was boosted by our investments in sectors that have tended to benefit from a solid economic recovery, such as electronic technology, producer manufacturing, transportation and non-energy minerals. In particular, our electronic technology holdings were significant contributors to Fund performance. During the period, we had underweighted positions in some of the typically defensive sectors such as finance, health technology and retail trade. Our underweighted positions in finance and health technology hindered performance during the period, but our underweighted position in retail trade benefited performance.

4. Source: Standard & Poor’s Micropal. The Russell 2500™ Growth Index is market capitalization-weighted and measures the performance of those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund’s portfolio.

5. Ongoing market volatility can significantly affect short-term performance; recent returns may differ. Performance reflects the Fund’s Class 1 and Class 2 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

This discussion reflects our analysis, opinions and portfolio holdings as of June 30, 2003, the end of the reporting period. Our strategies and the Fund’s portfolio composition will change depending on market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the advisor makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Top 10 Holdings

Franklin Small Cap Fund

6/30/03

Company Sector/Industry	% of Total Net Assets

Varian Semiconductor Equipment Associates Inc.	2.0%
Electronic Technology

Tektronix Inc.	1.8%
Electronic Technology

Lam Research Corp.	1.7%
Electronic Technology

Integrated Circuit Systems Inc.	1.7%
Electronic Technology

Mettler-Toledo International Inc. (Switzerland)	1.5%
Producer Manufacturing

Affiliated Computer Services Inc., A	1.4%
Technology Services

Micrel Inc.	1.3%
Electronic Technology

National Instruments Corp.	1.3%
Technology Services

Varco International Inc.	1.2%
Industrial Services

Expeditors International of Washington Inc.	1.2%
Transportation

The dollar value, number shares or principal amount, and complete legal titles of all portfolio holdings are listed in the Fund’s Statement of Investments.

FSC-2

FRANKLIN SMALL CAP FUND

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

SUPPLEMENT DATED AUGUST 15, 2003

TO THE PROSPECTUS DATED MAY 1, 2003

The prospectus is amended as follows:

1. In the performance chart on page FSC-3 of Class 2, the annual total return for the year 1998 is replaced with -0.98%.

2. The MANAGEMENT section on page FSC-5 is replaced with the following:

Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo CA 94403-1906, is the Fund’s investment manager.

MANAGEMENT TEAM    The team responsible for managing the Fund is:

Michael McCarthy, CFA SENIOR VICE PRESIDENT, ADVISERS	Mr. McCarthy has been a manager of the Fund since its inception, and has been with Franklin Templeton Investments since 1992.

Edward B. Jamieson EXECUTIVE VICE PRESIDENT, ADVISERS	Mr. Jamieson has been a manager of the Fund since its inception, and has been with Franklin Templeton Investments since 1987.

Aidan O’Connell VICE PRESIDENT, ADVISERS	Mr. O’Connell has been a manager of the Fund since 1998, and has been with Franklin Templeton Investments since 1998.

The Fund pays Advisers a fee for managing the Fund’s assets. For the fiscal year ended December 31, 2002, the management fee, before any reduction, was 0.53% of the Fund’s average daily net assets. Under an agreement by Advisers to reduce its fees to reflect reduced services resulting from the Fund’s investment in a Franklin Templeton money fund, the Fund paid 0.48% of its average daily net assets to Advisers for its services. This reduction is required by the Board and an SEC order.

3. In the FINANCIAL HIGHLIGHTS on page FSC-6, the rate of expenses to average net assets for the year 2002 is replaced with 1.04%.

Please keep this supplement for future reference.

FSC-3

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN SMALL CAP FUND

Financial Highlights

	Class 1
	Six Months Ended June 30, 2003 (unaudited)		Year Ended December 31,
			2002	2001	2000	1999	1998

Per share operating performance
(For a share outstanding throughout the period)

Net asset value, beginning of period	$12.79		$17.97	$21.25	$26.87	$13.72	$15.05

Income from investment operations:
Net investment income (loss)[a]	(.01)		(.02)	.09	.11	(.01)	.07
Net realized and unrealized gains (losses)	1.67		(5.09)	(3.28)	(3.81)	13.25	(.20)

Total from investment operations	1.66		(5.11)	(3.19)	(3.70)	13.24	(.13)

Less distributions from:
Net investment income	—		(.07)	(.09)	—	(.08)	(.01)
Net realized gains	—		—	—	(1.92)	(.01)	(1.19)

Total distributions	—		(.07)	(.09)	(1.92)	(.09)	(1.20)

Net asset value, end of period	$14.45		$12.79	$17.97	$21.25	$26.87	$13.72

Total return[b]	12.98%		(28.52)%	(15.02)%	(14.60)%	96.94%	(.98)%

Ratios/supplemental data
Net assets, end of period (000’s)	$168,766		$164,350	$266,694	$387,474	$488,062	$315,460
Ratios to average net assets:
Expenses	.79%	[c]	.79%	.76%	.75%	.77%	.77%
Net investment income (loss)	(.18)%	[c]	(.16)%	.50%	.42%	(.05)%	.51%
Portfolio turnover rate	16.48%		29.59%	37.94%	19.49%	39.49%	53.01%

[a] Based on average shares outstanding effective year ended December 31, 1999.
[b] Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
[c] Annualized

FSC-4

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN SMALL CAP FUND

Financial Highlights (continued)

	Class 2
	Six Months Ended June 30, 2003 (unaudited)		Year Ended December 31,

			2002	2001	2000	1999[c]

Per share operating performance
(For a share outstanding throughout the period)

Net asset value, beginning of period	$12.70		$17.85	$21.14	$26.80	$14.25

Income from investment operations:
Net investment income (loss)	(.03)		(.06)	.03	.12	(.04)
Net realized and unrealized gains (losses)	1.66		(5.05)	(3.25)	(3.86)	12.68

Total from investment operations	1.63		(5.11)	(3.22)	(3.74)	12.64

Less distributions from:
Net investment income	—		(.04)	(.07)	—	(.08)
Net realized gains	—		—	—	(1.92)	(.01)

Total distributions	—		(.04)	(.07)	(1.92)	(.09)

Net asset value, end of period	$14.33		$12.70	$17.85	$21.14	$26.80

Total return[a]	12.83%		(28.68)%	(15.25)%	(14.76)%	89.05%

Ratios/supplemental data
Net assets, end of period (000’s)	$586,131		$415,952	$401,663	$301,420	$6,156
Ratios to average net assets:
Expenses	1.04%	[b]	1.04%	1.01%	1.00%	1.02% [b]
Net investment income (loss)	(.43)%	[b]	(.41)%	.19%	.49%	(.18)% [b]
Portfolio turnover rate	16.48%		29.59%	37.94%	19.49%	39.49%

aTotal return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

[b]Annualized

cFor the period January 6, 1999 (effective date) to December 31, 1999.

FSC-5

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN SMALL CAP FUND

Statement of Investments, June 30, 2003 (unaudited)

	SHARES	VALUE

Common Stocks 86.7%
Commercial Services 4.1%
[a]Aquantive Inc.	194,500	$2,042,250
[a]Corporate Executive Board Co.	110,000	4,490,200
[a]DoubleClick Inc.	191,700	1,773,225
Fair Isaac Inc.	75,255	3,871,870
[a]Lamar Advertising Co., A	32,000	1,126,720
[a]Learning Tree International Inc.	52,000	812,760
[a]Maximus Inc.	250,000	6,907,500
Pittston Brinks Group	209,400	3,050,958
[a]PRG-Schultz International Inc.	309,200	1,824,280
R.R. Donnelley & Sons Co.	21,200	554,168
[a]Resources Connection Inc.	74,600	1,779,956
Robert Half International Inc.	19,000	359,860
[a]ValueClick Inc.	348,900	2,103,867

		30,697,614

Communications .8%
[a]Alaska Communications Systems Holdings Inc.	86,900	305,888
CenturyTel Inc.	40,900	1,425,365
[a]NII Holdings Inc., B	105,600	4,041,312

		5,772,565

Consumer Non-Durables .5%
Adolph Coors Co., B	46,600	2,282,468
Wolverine World Wide Inc.	84,800	1,633,248

		3,915,716

Consumer Services 4.3%
[a]Argosy Gaming Co.	175,000	3,659,250
[a]Entercom Communications Corp.	62,000	3,038,620
[a]Entravision Communications Corp.	735,000	8,342,250
[a]Hispanic Broadcasting Corp., A	226,100	5,754,245
[a]Insight Communications Co. Inc., A	90,400	1,191,472
[a]Jack in the Box Inc.	72,200	1,610,060
[a]Mediacom Communications Corp., A	362,600	3,578,862
[a]Radio One Inc.	39,500	705,470
[a]Radio One Inc., D	42,900	762,333
[a]Station Casinos Inc.	137,100	3,461,775

		32,104,337

Distribution Services .6%
[a]Fisher Scientific International Inc.	59,500	2,076,550
[a]Performance Food Group Co.	70,300	2,601,100

		4,677,650

Electronic Technology 20.5%
[a]Advanced Energy Industries Inc.	375,000	5,343,750
[a]Advanced Fibre Communications Inc.	213,600	3,475,272
[a]Anaren Inc.	240,200	2,250,674
[a]Avocent Corp.	177,100	5,300,603
[a]Catapult Communications Corp.	38,100	404,622
[a]Coherent Inc.	300,000	7,104,000
[a]Credence Systems Corp.	350,000	2,964,500

FSC-6

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN SMALL CAP FUND

Statement of Investments, June 30, 2003 (unaudited) (cont.)

	SHARES	VALUE

Common Stocks (cont.)
Electronic Technology (cont.)
[a]Cymer Inc.	150,000	$4,801,500
[a]DRS Technologies Inc.	164,400	4,590,048
[a]Electro Scientific Industries Inc.	144,800	2,195,168
[a]EMCORE Corp.	89,200	292,576
[a]Integrated Circuit Systems Inc.	403,300	12,675,719
[a]Integrated Device Technology Inc.	385,000	4,254,250
[a]Intersil Corp.	136,200	3,624,282
[a]L-3 Communications Holdings Inc.	117,500	5,110,075
[a]Lam Research Corp.	700,000	12,747,000
[a]Lattice Semiconductor Corp.	413,900	3,406,397
[a]McDATA Corp., A	415,000	6,088,050
[a]Micrel Inc.	934,100	9,705,299
[a]Novellus Systems Inc.	137,700	5,042,712
[a]PLX Technology Inc.	265,000	1,044,100
[a]PMC-Sierra Inc. (Canada)	166,502	1,953,068
[a]Polycom Inc.	140,300	1,944,558
[a]Semtech Corp.	630,000	8,971,200
[a]Stratex Networks Inc.	61,100	195,520
[a]Synopsys Inc.	102,400	6,333,440
[a]Tektronix Inc.	638,500	13,791,600
[a]Varian Semiconductor Equipment Associates Inc.	499,700	14,871,072
[a]Vitesse Semiconductor Corp.	855,600	4,209,552

		154,690,607

Energy Minerals 2.5%
Cabot Oil & Gas Corp., A	115,000	3,175,150
Chesapeake Energy Corp.	331,900	3,352,190
Frontier Oil Corp.	21,100	320,720
[a]Newfield Exploration Co.	180,000	6,759,000
[a]Spinnaker Exploration Co.	90,000	2,358,000
[a]Tom Brown Inc.	115,000	3,195,850

		19,160,910

Finance 7.4%
American Capital Strategies Ltd.	214,500	5,349,630
Cullen/Frost Bankers Inc.	111,800	3,588,780
Federated Investors Inc., B	192,900	5,289,318
[a]Financial Federal Corp.	175,000	4,270,000
General Growth Properties Inc.	52,000	3,246,880
Glenborough Realty Trust Inc.	49,000	938,350
[a]Investment Technology Group Inc.	55,000	1,023,000
Labranche & Co. Inc.	275,000	5,689,750
MeriStar Hospitality Corp.	271,784	1,396,970
National Commerce Financial Corp.	103,800	2,303,322
Radian Group Inc.	77,676	2,846,825
[a]Silicon Valley Bancshares	145,100	3,454,831
SL Green Realty Corp.	80,000	2,791,200
TCF Financial Corp.	85,000	3,386,400
Waddell & Reed Financial Inc., A	200,000	5,134,000

FSC-7

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN SMALL CAP FUND

Statement of Investments, June 30, 2003 (unaudited) (cont.)

	SHARES	VALUE

Common Stocks (cont.)
Finance (cont.)
Westcorp	75,000	$2,100,000
[a]WFS Financial Inc.	85,100	2,851,701

		55,660,957

Health Services 3.3%
[a]Coventry Health Care Inc.	123,800	5,714,608
[a]LifePoint Hospitals Inc.	167,500	3,507,450
[a]Pharmaceutical Product Development Inc.	166,800	4,792,164
[a]Renal Care Group Inc.	137,350	4,836,093
[a]Select Medical Corp.	98,400	2,443,272
[a]Sierra Health Services Inc.	179,400	3,588,000

		24,881,587

Health Technology 7.2%
[a]Alkermes Inc.	100,000	1,075,000
Alpharma Inc., A	140,400	3,032,640
[a]Cerus Corp.	128,700	969,111
[a]CIMA Labs Inc.	31,600	849,724
[a]Conceptus Inc.	435,000	6,111,750
[a]First Horizon Pharmaceutical Corp.	654,400	2,584,880
Galen Holdings PLC, ADR (United Kingdom)	100,000	3,500,000
[a]Integra LifeSciences Holdings Corp.	85,900	2,266,042
[a]InterMune Inc.	200,000	3,222,000
[a]Kosan Biosciences Inc.	466,100	2,749,990
[a]NPS Pharmaceuticals Inc.	165,000	4,016,100
[a]OSI Pharmaceuticals Inc.	261,400	8,419,694
[a]Thoratec Corp.	296,100	4,411,890
[a]United Therapeutics Corp.	179,900	3,918,222
[a]Varian Medical Systems Inc.	112,000	6,447,840
[a]Ventana Medical Systems Inc.	42,700	1,160,586
		54,735,469
Industrial Services 5.0%
[a]Allied Waste Industries Inc.	250,000	2,512,500
[a]Atwood Oceanics Inc.	59,200	1,607,280
[a]Core Laboratories NV (Netherlands)	100,000	1,080,000
[a]Grey Wolf Inc.	568,800	2,297,952
[a]Hydril Co.	29,314	798,807
[a]Oil States International Inc.	200,000	2,420,000
[a]Pride International Inc.	270,000	5,081,400
[a]Rowan Cos. Inc.	225,000	5,040,000
[a]Superior Energy Services Inc.	285,000	2,701,800
[a]Trico Marine Services Inc.	88,000	344,960
[a]Varco International Inc.	475,000	9,310,000
[a]Waste Connections Inc.	131,600	4,612,580
		37,807,279
Non-Energy Minerals 1.8%
Lafarge North America Inc.	100,000	3,090,000
Olin Corp.	500,000	8,550,000
Reliance Steel & Aluminum Co.	108,800	2,252,160
		13,892,160

FSC-8

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN SMALL CAP FUND

Statement of Investments, June 30, 2003 (unaudited) (cont.)

	SHARES	VALUE

Common Stocks (cont.)
Process Industries 3.6%
Bowater Inc.	50,000	$1,872,500
Bunge Ltd.	237,300	6,786,780
[a]CUNO Inc.	12,800	462,336
[a]FMC Corp.	187,100	4,234,073
Minerals Technologies Inc.	75,000	3,649,500
Nova Chemicals Corp. (Canada)	300,000	5,712,000
Valspar Corp.	100,300	4,234,666
		26,951,855
Producer Manufacturing 6.8%
CNH Global NV (Netherlands)	130,000	1,240,200
[a]Flowserve Corp.	325,000	6,392,750
[a]Gentex Corp.	300,000	9,183,000
Gibraltar Steel Corp.	148,100	3,033,088
[a]Mettler-Toledo International Inc. (Switzerland)	305,600	11,200,240
Milacron Inc.	330,800	1,617,612
Oshkosh Truck Corp.	65,000	3,855,800
Pentair Inc.	60,000	2,343,600
[a]Varian Inc.	195,100	6,764,117
[a]Wilson Greatbatch Technologies Inc.	150,000	5,415,000
		51,045,407
Retail Trade 3.9%
[a]Charming Shoppes Inc.	1,125,000	5,591,250
Foot Locker Inc.	400,000	5,300,000
Fred’s Inc.	140,000	5,205,200
[a]J. Jill Group Inc.	250,000	4,210,000
[a]The Men’s Wearhouse Inc.	42,000	917,700
[a]Tuesday Morning Corp.	275,000	7,232,500
[a]Urban Outfitters Inc.	25,200	904,680
		29,361,330
Technology Services 10.4%
[a]Affiliated Computer Services Inc., A	238,200	10,892,886
[a]Ask Jeeves Inc.	153,100	2,105,125
[a]Aspen Technology Inc.	925,000	4,440,000
[a]Bearingpoint Inc.	211,300	2,039,045
[a]Borland Software Corp.	545,000	5,324,650
[a]Cognizant Technology Solutions Corp., A	157,300	3,831,828
[a]Documentum Inc.	58,600	1,152,662
[a]Entrust Inc.	750,000	2,205,000
[a]Hyperion Solutions Corp.	52,700	1,779,152
[a]Informatica Corp.	500,000	3,455,000
[a]Interwoven Inc.	35,600	79,032
[a]Mercury Interactive Corp.	98,300	3,795,363
[a]Micromuse Inc.	370,000	2,956,300
[a]National Instruments Corp.	250,000	9,445,000
[a]NetIQ Corp.	277,500	4,290,150
[a]Overture Services Inc.	110,600	2,005,178
[a]Quest Software Inc.	319,000	3,796,100
[a]Retek Inc.	175,000	1,120,000
[a]RSA Security Inc.	287,400	3,089,550

FSC-9

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN SMALL CAP FUND

Statement of Investments, June 30, 2003 (unaudited) (cont.)

	SHARES	VALUE

Common Stocks (cont.)
Technology Services (cont.)
[a]Sapient Corp.	758,400	$2,100,768
[a]United Online Inc.	45,200	1,145,368
[a]Verity Inc.	302,600	3,830,916
[a]webMethods Inc.	209,390	1,702,341
[a]Wind River Systems Inc.	585,000	2,228,850
		78,810,264
Transportation 3.4%
Airborne Inc.	84,750	1,771,275
[a]Alaska Air Group Inc.	61,100	1,310,595
[a]Atlantic Coast Airlines Holdings Inc.	248,000	3,345,520
C.H. Robinson Worldwide Inc.	216,800	7,709,408
CNF Inc.	15,100	383,238
Expeditors International of Washington Inc.	267,100	9,252,344
SkyWest Inc.	120,000	2,287,200
		26,059,580
Utilities .6%
Atmos Energy Corp.	75,000	1,860,000
Energen Corp.	60,000	1,998,000
[a]Sierra Pacific Resources Co.	54,700	324,918
		4,182,918
Total Common Stocks (Cost $611,705,387)		654,408,205
Preferred Stocks
Electronic Technology
[a,b]3Ware Inc., pfd., A-1	6,968	65,499
[a,b]3Ware Inc., pfd., D	41,093	—

Total Preferred Stocks (Cost $294,675)		65,499

Total Long Term Investments (Cost $612,000,062)		654,473,704

Short Term Investment (Cost $106,141,916) 14.1%
[c]Franklin Institutional Fiduciary Trust Money Market Portfolio	106,141,916	106,141,916

Total Investments (Cost $718,141,978) 100.8%		760,615,620
Other Assets, less Liabilities (.8)%		(5,717,757)

Net Assets 100.0%		$754,897,863

aNon-income producing

bSee Note 7 regarding restricted securities.

cSee Note 6 regarding investments in the Franklin Institutional Fiduciary Trust Money Market Portfolio.

FSC-10

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN SMALL CAP FUND

Financial Statements

Statement of Assets and Liabilities

June 30, 2003 (unaudited)

Assets:
Investments in securities:
Cost	$718,141,978

Value	760,615,620
Receivables:
Investment securities sold	1,348,951
Capital shares sold	1,188,523
Dividends	152,790

Total assets	763,305,884

Liabilities:
Payables:
Investment securities purchased	7,289,782
Capital shares redeemed	374,342
Affiliates	668,664
Other liabilities	75,233

Total liabilities	8,408,021

Net assets, at value	$754,897,863

Net assets consist of:
Undistributed net investment income	$(1,131,969)
Net unrealized appreciation (depreciation)	42,473,642
Accumulated net realized gain (loss)	(165,930,649)
Capital shares	879,486,839

Net assets, at value	$754,897,863

Class 1:
Net assets, at value	$168,766,491

Shares outstanding	11,682,723

Net asset value and maximum offering price per share	$14.45

Class 2:
Net assets, at value	$586,131,372

Shares outstanding	40,915,857

Net asset value and maximum offering price per share	$14.33

FSC-11

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN SMALL CAP FUND

Financial Statements (continued)

Statement of Operations

for the six months ended June 30, 2003 (unaudited)

Investment income:
(Net of foreign taxes and fees $15,748)
Dividends	$1,905,074

Expenses:
Management fees (Note 3)	1,502,119
Administrative fees (Note 3)	775,975
Distribution fees - Class 2 (Note 3)	580,731
Reports to shareholders	123,483
Other	54,735

Total expenses	3,037,043

Net investment income (loss)	(1,131,969)

Realized and unrealized gains and (losses):
Net realized gain (loss) from:
Investments	(38,800,662)
Foreign currency transactions	(1,141)

Net realized gain (loss)	(38,801,803)
Net unrealized appreciation (depreciation) on investments	122,647,318

Net realized and unrealized gain (loss)	83,845,515

Net increase (decrease) in net assets resulting from operations	$82,713,546

FSC-12

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN SMALL CAP FUND

Financial Statements (continued)

Statements of Changes in Net Assets

for the six months ended June 30, 2003 (unaudited)  and the year ended December 31, 2002

	Six Months Ended June 30, 2003	Year Ended December 31, 2002

Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$(1,131,969)	$(1,931,994)
Net realized gain (loss) from investments and foreign currency transactions	(38,801,803)	(80,346,044)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	122,647,318	(129,271,878)

Net increase (decrease) in net assets resulting from operations	82,713,546	(211,549,916)
Distributions to shareholders from:
Net investment income:
Class 1	—	(968,151)
Class 2	—	(994,005)

Total distributions to shareholders	—	(1,962,156)
Capital share transactions: (Note 2)
Class 1	(14,895,796)	(25,542,310)
Class 2	106,778,437	150,999,228

Total capital share transactions	91,882,641	125,456,918
Net increase (decrease) in net assets	174,596,187	(88,055,154)
Net assets:
Beginning of period	580,301,676	668,356,830

End of period	$754,897,863	$580,301,676

Undistributed net investment income included in net assets:
End of period	$(1,131,969)	$—

FSC-13

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN SMALL CAP FUND

Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (the Trust) is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of twenty-two series (the Funds). Franklin Small Cap Fund (the Fund) included in this report is diversified. Shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. The Fund’s investment objective is capital growth.

The following summarizes the Fund’s significant accounting policies.

a. Security Valuation

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the last reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Restricted securities and securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Foreign Currency Contracts

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts.

d. Income Taxes

No provision has been made for income taxes because the Fund’s policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

e. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

FSC-14

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN SMALL CAP FUND

Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (cont.)

e. Security Transactions, Investment Income, Expenses and Distributions (cont.)

Distributions received by the Fund from securities may be a return of capital (ROC). Such distributions reduce the cost basis of the securities, and any distributions in excess of the cost basis are recognized as capital gains.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets. Other expenses are charged to each Fund on a specific identification basis.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

f. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g. Guarantees and Indemnifications

Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

The Fund offers two classes of shares: Class 1 and 2. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

At June 30, 2003, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2003		Year Ended December 31, 2002

Class 1 Shares:	Shares	Amount	Shares	Amount

Share sold	212,003	$2,834,481	1,153,418	$18,182,473
Shares issued on merger (Note 8)[a]	131,849	1,739,071	1,202,758	20,098,091
Shares issued in reinvestment of distributions	—	—	63,569	968,152
Shares redeemed	(1,506,350)	(19,469,348)	(4,419,152)	(64,791,026)

Net increase (decrease)	(1,162,498)	$(14,895,796)	(1,999,407)	$(25,542,310)

Class 2 Shares:
Share sold	10,121,198	$131,742,803	23,004,447	$326,745,200
Shares issued on merger (Note 8)[a]	986,724	12,916,332	36,720	609,184
Shares issued in reinvestment of distributions	—	—	65,654	994,005
Shares redeemed	(2,934,667)	(37,880,698)	(12,868,867)	(177,349,161)

Net increase (decrease)	8,173,255	$106,778,437	10,237,954	$150,999,228

[a]On May 1, 2002, The Fund acquired the net assets of Frankin Global Health Care Securities Fund in a taxable exchange pursuant to a plan of reorganization approved by the Franklin Global Health Care Securities Fund shareholders.

FSC-15

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN SMALL CAP FUND

Notes to Financial Statements (unaudited) (continued)

3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Trust are also officers and/or directors of the following entities:

Entity	Affiliation

Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin/Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin/Templeton Investor Services, LLC (Investor Services)	Transfer Agent

The Fund pays an investment management fee to Advisers based on the average net assets of the Fund as follows:

Annualized Fee Rate	Daily Net Assets

.55%	First $500 million
.45%	Over $500 million, up to and including $1 billion
.40%	Over $1 billion, up to and including $1.5 billion

Fees are further reduced on net assets over $1.5 billion.

The Fund pays an administration fee to FT Services of .25% per year of the average daily net assets of the Fund.

The Fund reimburses Distributors up to .25% per year of its average daily net assets of Class 2 for costs incurred in marketing the Fund’s shares.

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

4. INCOME TAXES

At December 31, 2002, the Fund had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:

Capital loss carryovers expiring in:
2008	$11,665,898
2009	23,790,865
2010	89,640,011

$125,096,774

At December 31, 2002, the Fund has deferred capital losses and deferred currency losses occurring subsequent to October 31, 2002 of $1,879,520 and $247, respectively. For tax purposes, such losses will be reflected in the year ending December 31, 2003.

Net investment income differs for financial statement and tax purposes primarily due to differing treatments for foreign currency transactions.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales and foreign currency transactions.

FSC-16

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN SMALL CAP FUND

Notes to Financial Statements (unaudited) (continued)

4. INCOME TAXES (cont.)

At June 30, 2003, the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes of $718,157,446 was as follows:

Unrealized appreciation	$114,126,136
Unrealized depreciation	(71,667,962)

Net unrealized appreciation	$42,458,174

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the period ended June 30, 2003 aggregated $141,140,417 and $90,014,890, respectively.

6. INVESTMENT IN FRANKLIN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund), an open-end investment company managed by Advisers or one of its affiliates. Management fees paid by the Fund are reduced on assets invested in the Sweep Money fund, in an amount not to exceed the management fees paid by the Sweep Money Fund. The Fund earned $406,744 of dividend income from investment in the Sweep Money Fund for the period ended June 30, 2003.

7. RESTRICTED SECURITIES

At June 30, 2003, investments in securities included issues that are restricted or illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. At June 30, 2003, the Fund held investments in restricted and illiquid securities that were valued under approved methods by the Trustees, as follows:

Shares	Issuer	Acquisition Date	Cost	Value

6,968	3 Ware Inc., pfd, A-1	12/17/02	65,499	$65,499
41,093	3 Ware Inc., pfd., D	7/28/00	$229,176	—

Total Restricted Securities (.01% of net assets)				$65,499

8. MERGER OF FRANKLIN TECHNOLOGY SECURITIES FUND

On May 1, 2003, the Franklin Templeton Variable Insurance Products Trust Franklin Small Cap Fund acquired the net assets of the Franklin Technology Securities Fund pursuant to a plan of reorganization. The merger was accomplished by a taxable exchange, and accounted for as a purchase.

The selected financial information and shares outstanding immediately before and after the acquisition were as follows:

	Class 1			Class 2

Fund Name	Net Assets	NAV	Shares	Net Assets	NAV	Shares

Franklin Technology Securities Fund	$1,739,071	$3.30	527,220	$12,916,332	$3.28	3,942,678
Franklin Small Cap Fund	158,617,460	13.19	12,023,169	483,814,924	13.09	36,965,893

Franklin Small Cap Fund - post merger	$160,356,531	$13.19	12,155,018	$496,731,256	$13.09	37,952,617

FSC-17

Please fold and detach card at perforation before mailing.

PROXY CARD

Franklin Aggressive Growth Securities Fund

Special Meeting of Shareholders To Be Held On

February 25, 2004

By signing and dating the lower portion of this card you authorize the proxies to vote your shares as marked on the reverse side.

This proxy is solicited by the Board of Trustees of Franklin Templeton Variable Insurance Products Trust (the Trust), on behalf of one of its series Franklin Aggressive Growth Securities Fund (Aggressive Growth). The undersigned appoints Murray L. Simpson, David P. Goss, Karen L. Skidmore and Joan E. Boros, with full power of substitution, to vote all the shares of Aggressive Growth attributable to him or her at the special meeting of shareholders (Meeting) to be held at One Franklin Parkway, San Mateo, CA 94403-1906 at 11:00 a.m. Pacific time on February 25, 2004, or an adjournment of the Meeting, as indicated on the reverse side of this card:

THE BOARD OF TRUSTEES OF THE TRUST RECOMMENDS VOTING IN FAVOR OF THE PROPOSAL AND GRANTING AUTHORITY TO THE PROXY HOLDERS TO VOTE ON OTHER BUSINESS.

Date:

Signature(s):

PLEASE DATE, SIGN AND RETURN THIS PROXY IN THE ENCLOSED ENVELOPE PROMPTLY.

Please fold and detach card at perforation before mailing

Please fill in box(es) as shown using black or blue ink or number 2 pencil.  ☒

PLEASE DO NOT USE FINE POINT PENS.

Proposal 1.	FOR	AGAINST	ABSTAIN
	☐	☐	☐

To approve a Plan of Reorganization involving Aggressive Growth and Franklin Small Cap Fund (Small Cap), another series of the Trust, under which the following will occur:

The acquisition of the assets of Aggressive Growth by Small Cap in exchange for shares of Small Cap.

The distribution of such shares to the shareholders of Aggressive Growth.

The liquidation and dissolution of Aggressive Growth.

This is described more fully in the Prospectus and Proxy Statement.

Other Business	GRANT	WITHHOLD	ABSTAIN
	☐	☐	☐

To vote upon any other business which may be legally presented at the Meeting or any adjournment.

STATEMENT OF ADDITIONAL INFORMATION

OF

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Dated January [x], 2004

Acquisition of the Assets of

FRANKLIN AGGRESSIVE GROWTH SECURITIES FUND

By and in Exchange for Shares of

FRANKLIN SMALL CAP FUND

(Both funds (Funds) are series of Franklin Templeton Variable Insurance Products Trust (Trust) an open-

end management investment company.)

This Statement of Additional Information (SAI) is not a prospectus and should be read in conjunction with the Prospectus and Proxy Statement dated January [x], 2004 for the special meeting of the holders of beneficial interest of $0.01 par value shares of Franklin Aggressive Growth Securities Fund (Aggressive Growth), another series of the Trust. The Meeting is to be held on February 25, 2003.

The Prospectus and Proxy Statement describes certain transactions contemplated by the proposed combination of Aggressive Growth with Franklin Small Cap Fund (Small Cap) pursuant to the terms of the Plan of Reorganization (Plan). Under the Plan, Small Cap will acquire all the assets and assume all the liabilities of Aggressive Growth and issue in exchange Class 1 or Class 2 shares of Small Cap equal in value to the Class 1 or Class 2 shares of Aggressive Growth. Aggressive Growth would immediately redeem all of its outstanding shares by distributing the Small Cap shares to the insurance company separate accounts which hold its shares, and thereafter be dissolved. As a result, the separate accounts will cease to own shares of Aggressive Growth and will instead own shares of Class 1 or Class 2 of Small Cap having an aggregate net asset value equal to all Class 1 and Class 2 shares of Aggressive Growth at the time of the Transaction. Aggressive Growth and Small Cap have each agreed to pay one-fourth of the total expenses incurred in connection with the Plan and Franklin Advisers, Inc., the investment adviser of both Funds, has agreed to pay one-half of such expenses.

FINANCIAL STATEMENTS

A. The following audited historical financial statements and footnotes thereto of Aggressive Growth and Small Cap, together with the report of independent auditors thereon, are incorporated herein by reference from the Trust’s Annual Report to Shareholders for the year ended December 31, 2002:

Financial Highlights for each of the Funds;

Statement of Investments for each of the Funds as of December 31, 2002;

Statement of Assets and Liabilities for each of the Funds as of December 31, 2002;

Statement of Operations for each of the Funds as of December 31, 2002;

Statement of Changes in Net Assets for each of the Funds for the years ended December 31, 2002 and 2001; and

Notes to Financial Statements.

B. The following unaudited historical financial statements and footnotes thereto of Aggressive Growth and Small Cap are incorporated herein by reference from the Trust’s Semi-Annual Report to Shareholders for the period ended June 30, 2003:

Financial Highlights for each of the Funds (unaudited);

Statement of Investments for each of the Funds as of June 30, 2003 (unaudited);

Statement of Assets and Liabilities for each of the Funds as of June 30, 2003 (unaudited);

Statement of Operations for each of the Funds for the six months ended June 30, 2003 (unaudited);

Statement of Changes in Net Assets for each of the Funds for the six months ended June 30, 2003 (unaudited); and

Notes to Financial Statements.

OTHER INFORMATION

The information otherwise required to be set forth in this SAI is included in the Funds’ prospectuses, both dated May 1, 2003 as amended, and Statement of Additional Information of the Trust, dated May 1, 2003, and in the Funds’ Annual Reports to Shareholders for the year ended December 31, 2002, and Semi-Annual Reports to Shareholders for the period ended June 30, 2003, all of which are incorporated herein by reference.

PART C. OTHER INFORMATION

Item 15.	INDEMNIFICATION

Please see the Agreement and Declaration of Trust and the By-Laws previously filed as exhibits and incorporated herein by reference.

Insofar as indemnification for liabilities arising under the Securities Act may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16.	EXHIBITS (Incorporated by reference to prior filings, except as noted)

(1) copies of the charter of the registrant as now in effect;

Agreement and Declaration of Trust dated April 20, 1988

Filing: Post-Effective Amendment No. 16 to Registration Statement of Registrant on Form N-1A

File No. 33-23493

Filing Date: August 19, 1995

Certificate of Amendment of Agreement and Declaration of Trust dated October 21, 1988

Filing: Post-Effective Amendment No. 16 to Registration Statement of Registrant on Form N-1A

File No. 33-23493

Filing Date: August 19, 1995

Certificate of Amendment of Agreement and Declaration of Trust Filing: Post-Effective Amendment No. 26 to Registration Statement of Registrant on Form N-1A

File No. 33-23493

Filing Date: November 30, 1998

Certificate of Amendment of Agreement and Declaration of Trust of Franklin Valuemark Funds filed on July 1, 1999

Filing: Post-Effective Amendment No. 33 to Registration Statement of the Registrant on Form N-1A

File No. 33-23493

Filing Date: April 29, 2000

(2) copies of the existing bylaws or corresponding instruments of the registrant;

By-Laws

Filing: Post-Effective Amendment No. 16 to Registration Statement of Registrant on Form N-1A

File No. 33-23493

Filing Date: August 19, 1995

Certificate of Amendment of By-Laws dated May 16, 1995 Filing: Post-Effective Amendment No. 16 to Registration Statement of Registrant on Form N-1A

File No. 33-23493

Filing Date: August 19, 1995

(3) copies of any voting trust agreement affecting more than 5% of any class of equity securities of registrant;

Not Applicable

(4) copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

Franklin Templeton Variable Insurance Products Trust Plan of Reorganization of Franklin Aggressive Growth Securities Fund and Franklin Small Cap Fund, filed herewith as Exhibit A to the Prospectus and Proxy Statement included as Part A of this Registration Statement

(5) specimens or copies of each security being registered, including copies of all constituent instruments defining the rights of holders of the securities;

Not Applicable

(6) copies of all investment advisory contracts relating to the management of the assets of the registrant;

Investment Advisory Agreement between Franklin Templeton Variable Insurance Products Trust, on behalf of Franklin Small Cap Fund, and Franklin Advisers, Inc., effective on the 1st day of May, 2000

Filing: Registration and Proxy Statement of Registrant on Form N-14

File No. 333-333-73928

Filing Date: November 21, 2001

(7) copies of each underwriting or distribution contract between the registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

(i) Distribution Agreement between the Registrant and Franklin Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 26 to Registration Statement of Registrant on Form N-1A

File No. 33-23493

Filing Date: November 30, 1998

(8) copies of all bonus, profit sharing, pension or other similar contracts or arrangements wholly or partly for the benefit of directors or officers of the registrant in their capacity as such.

Not Applicable

(9) copies of all custodian agreements and depository contracts under Section 17(f) of the 1940 Act, for securities and similar investments of the registrant, including the schedule of remuneration;

Master Custody Agreement between the Registrant and the Bank of New York, dated February 16, 1996

Filing: Post-Effective Amendment No. 19 to Registration Statement of the Registrant on Form N-1A

File No. 33-23493

Filing Date: April 24, 1996

Terminal Link Agreement between the Registrant and Bank of New York dated February 16, 1996

Filing: Post-Effective Amendment No. 19 to Registration Statement of the Registrant on Form N-1A

File No. 33-23493

Filing Date: April 24, 1996

Amendment to Master Custody Agreement between the Registrant and the Bank of New York, dated April 1, 1996

Filing: Post-Effective Amendment No. 23 to Registration Statement of the Registrant on Form N-1A

File No. 33-23493

Filing Date: April 29, 1997

Letter Agreement between the Registrant and the Bank of New York, dated April 22, 1996

Filing: Post-Effective Amendment No. 19 to Registration Statement of the Registrant on Form N-1A

File No. 33-23493

Filing Date: April 24, 1996

Amendment dated as of May 16, 2001 to the Master Custody Agreement dated as of February 16, 1996 between Registrant and Bank of New York

Filing: Registration/Proxy Statement of Registrant on Form N-14 File No. 333-73928

Filing Date: November 21, 2001

(10) copies of any plan entered into by registrant pursuant to rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of a meeting of the minutes of the registrant’s directors describing any action taken to revoke the plan;

Class 2 Distribution Plan pursuant to Rule 12b-1for all series of the Registrant

Filing: Post Effective Amendment No. 26 to Registration Statement of Registrant on Form N-1A

File No. 33-23493

Filing Date November 30, 1998

(ii) Multiple Class Plan pursuant to Rule 18f-3 for all series of the Registrant, Filing: Post-Effective Amendment No. 26 to Registration Statement of Registrant on Form N-1A

File No. 33-23493

Filing Date: November 30, 1998

(11) an opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and non-assessable;

Legal Opinion, Securities Act of 1933, dated February 5, 1999

Filing: Post-Effective Amendment No. 27 to Registration Statement of Registrant on Form N-1A

File No. 33-23493

Filing Date: February 25, 1999

Consent to Use of Opinion, dated November 18, 2003

(12) an opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus;

(i) Form of opinion of Jorden Burt LLP regarding tax matters and consequences

(13) copies of all material contracts of the registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;

Not Applicable

(14) copies of any other opinions, appraisals or rulings, and consents to their use relied on in preparing the registration statement and required by Section 7 of the 1933 Act;

Consent of Independent Auditors with respect to Franklin Small Cap Fund

Consent of Independent Auditors with respect to Franklin Aggressive Growth Securities Fund

(15) all financial statements omitted pursuant to Item 14(a)(1);

Not Applicable

(16) manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement; and

(i) Power of Attorney

Filing: Registration Statement of Registrant on Form N-1A

File No. 333-101414

Filing Date: November 21, 2002

(17) any additional exhibits which the registrant may wish to file.

Form of Voting Instruction Card

Item 17.	Undertakings.

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus that is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of San Mateo and State of California, on the 18 day of November, 2003.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

By:	/s/ RUPERT H. JOHNSON, JR.*

Rupert H. Johnson, Jr., Principal Executive Officer – Investments, and Trustee

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities on the dates indicated.

Name	Title	Date

/s/ RUPERT H. JOHNSON, JR.* Rupert H. Johnson, Jr.	Principal Executive Officer – Investments, and Trustee	November 18, 2003

/s/ JIMMY D. GAMBILL* Jimmy D. Gambill	Principal Financial Officer	November 18, 2003

/s/ KIMBERLEY H. MONASTERIO* Kimberley H. Monasterio	Principal Accounting Officer	November 18, 2003

/s/ FRANK H. ABBOTT III* Frank H. Abbott III	Trustee	November 18, 2003

/s/ HARRIS J. ASHTON* Harris J. Ashton	Trustee	November 18, 2003

/s/ S. JOSEPH FORTUNATO* S. Joseph Fortunato	Trustee	November 18, 2003

/s/ ROBERT F. CARLSON* Robert F. Carlson	Trustee	November 18, 2003

/s/ CHARLES B. JOHNSON* Charles B. Johnson	Trustee	November 18, 2003

/s/ FRANK W. T. LAHAYE* Frank W. T. LaHaye	Trustee	November 18, 2003

/s/ GORDON S. MACKLIN* Gordon S. Macklin	Trustee	November 18, 2003

/s/ CHRISTOPHER H. PINKERTON* Christopher H. Pinkerton	Trustee	November 18, 2003

/s/ KAREN L. SKIDMORE
* By KAREN L. SKIDMORE, ATTORNEY-IN-FACT (Pursuant to Power of Attorney previously filed)	Dated:	November 18, 2003

Item No.	Exhibit
EX-99 (11)(ii)	Consent to Use of Opinion, dated November [] 2003

EX-99 (12)(i)	Form of Opinion of Jorden Burt LLP regarding tax matters and consequences

EX-99 (14)(i)	Consent of Independent Auditors with respect to Franklin Aggressive Growth Securities Fund

EX-99 (14)(ii)	Consent of Independent Auditors with respect to Franklin Small Cap Fund

EX-99 (17)(i)	Form of Voting Instruction Card